UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Allspring Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

Matthew Prasse

Allspring Funds Management, LLC

525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: March 31

Registrant is making a filing for 7 of its series:

Allspring Disciplined Small Cap Fund, Allspring Discovery Innovation Fund, Allspring Discovery Small Cap Growth Fund, Allspring Precious Metals Fund, Allspring Small Cap Fund, Allspring Special Small Cap Value Fund, Allspring Utility and Telecommunications Fund.

Date of reporting period:    September 30, 2022

ITEM 1. REPORT TO STOCKHOLDERS

Semi-Annual Report
September 30, 2022
Allspring
Disciplined Small Cap Fund

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Disciplined Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Disciplined Small Cap Fund for the six-month period that ended September 30, 2022. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Disciplined Small Cap Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Disciplined Small Cap Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Disciplined Small Cap Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Justin P. Carr, CFA®‡, Robert M. Wicentowski, CFA®‡

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WDSAX)[3]	7-31-2018	-23.21	0.85	7.31	-18.52	2.06	7.94	1.75	0.93
Class R6 (WSCJX)[4]	10-31-2016	–	–	–	-18.23	2.17	8.09	1.32	0.50
Administrator Class (NVSOX)	8-1-1993	–	–	–	-18.50	1.90	7.86	1.67	0.85
Institutional Class (WSCOX)[5]	10-31-2014	–	–	–	-18.34	2.14	8.07	1.42	0.60
Russell 2000® Index[6]	–	–	–	–	-23.50	3.55	8.55	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 0.93% for Class A, 0.50% for Class R6, 0.85% for Administrator Class, and 0.60% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class A shares prior to their inception reflects the performance of the Administrator Class shares, and is adjusted to reflect the higher expenses and sales charges of the Class A shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[6]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Disciplined Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
Forma Therapeutics Holdings	1.02
EMCOR Group Incorporated	0.91
Option Care Health Incorporated	0.86
Lantheus Holdings Incorporated	0.84
SPS Commerce Incorporated	0.82
AMN Healthcare Services Incorporated	0.78
Mueller Industries Incorporated	0.77
Atkore Incorporated	0.76
WESCO International Incorporated	0.76
International Money Express Incorporated	0.74
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Disciplined Small Cap Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 822.34	$4.11	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
Class R6
Actual	$1,000.00	$ 823.88	$2.29	0.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.56	$2.54	0.50%
Administrator Class
Actual	$1,000.00	$ 822.68	$3.88	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.81	$4.31	0.85%
Institutional Class
Actual	$1,000.00	$ 823.23	$2.74	0.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.06	$3.04	0.60%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.69%
Communication services: 2.62%
Diversified telecommunication services: 0.58%
Charge Enterprises Incorporated †	13,555	$ 23,857
Echostar Corporation Class A †	4,173	68,729
		92,586
Interactive media & services: 0.42%
QuinStreet Incorporated †	1,558	16,359
Ziff Davis Incorporated	724	49,580
		65,939
Media: 1.49%
Entravision Communications Corporation Class A	10,420	41,367
Gray Television Incorporated	3,695	52,912
Magnite Incorporated †	1,161	7,628
Nexstar Media Group Incorporated Class A	545	90,933
Sinclair Broadcast Group Incorporated Class A	900	16,281
TechTarget Incorporated †	466	27,587
		236,708
Wireless telecommunication services: 0.13%
Gogo Incorporated †	1,711	20,737
Consumer discretionary: 9.81%
Auto components: 0.70%
Dana Incorporated	3,903	44,611
Gentherm Incorporated †	356	17,704
Standard Motor Products Incorporated	864	28,080
The Goodyear Tire & Rubber Company †	2,035	20,533
		110,928
Diversified consumer services: 1.97%
Chegg Incorporated †	2,666	56,173
Perdoceo Education Corporation †	4,173	42,982
Stride Incorporated †	2,692	113,145
Vivint Smart Home Incorporated †	15,119	99,483
		311,783
Hotels, restaurants & leisure: 1.73%
Bloomin' Brands Incorporated	5,149	94,381
Brinker International Incorporated †	3,852	96,223
International Game Technology plc	3,853	60,877
Wingstop Incorporated	188	23,579
		275,060
Household durables: 1.75%
Helen of Troy Limited †	292	28,160
Installed Building Products Incorporated	311	25,188
KB Home Incorporated	1,184	30,689
M/I Homes Incorporated †	1,022	37,027
Meritage Corporation †	653	45,886
Skyline Champion Corporation †	383	20,249
Sonos Incorporated †	706	9,813
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Household durables (continued)
Taylor Morrison Home Corporation †	2,943	$ 68,631
Universal Electronics Incorporated †	616	12,117
		277,760
Internet & direct marketing retail: 0.32%
Overstock.com Incorporated †	972	23,668
Revolve Group Incorporated †	1,221	26,483
		50,151
Specialty retail: 2.49%
American Eagle Outfitters Incorporated	1,499	14,585
Asbury Automotive Group Incorporated †	585	88,394
Big 5 Sporting Goods Corporation «	8,270	88,820
Genesco Incorporated †	531	20,879
Hibbett Incorporated	1,901	94,689
ODP Corporation †	1,067	37,505
Zumiez Incorporated †	2,358	50,768
		395,640
Textiles, apparel & luxury goods: 0.85%
Crocs Incorporated †	665	45,659
G-III Apparel Group Limited †	2,489	37,211
Steven Madden Limited	1,931	51,500
		134,370
Consumer staples: 3.65%
Beverages: 0.66%
Coca Cola Bottling Corporation	99	40,761
Duckhorn Portfolio Incorporated †	4,369	63,045
		103,806
Food & staples retailing: 1.33%
Sprouts Farmers Market Incorporated †	765	21,229
The Andersons Incorporated	1,616	50,144
The Chef's Warehouse Incorporated †	1,761	51,016
United Natural Foods Incorporated †	2,593	89,121
		211,510
Food products: 0.60%
John B. Sanfilippo & Son Incorporated	373	28,247
SunOpta Incorporated †	1,335	12,149
The Simply Good Foods Company †	1,725	55,183
		95,579
Personal products: 1.06%
Bellring Brands Incorporated †	2,421	49,897
Medifast Incorporated	522	56,564
USANA Health Sciences Incorporated †	1,102	61,767
		168,228
Energy: 6.14%
Energy equipment & services: 1.21%
Nabors Industries Limited †	356	36,116
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Energy equipment & services (continued)
Nextier Oilfield Solutions Incorporated †	9,168	$ 67,843
Noble Corporation plc †	868	25,675
Oceaneering International Incorporated †	4,275	34,029
US Silica Holdings Incorporated †	2,575	28,196
		191,859
Oil, gas & consumable fuels: 4.93%
Arch Resources Incorporated	289	34,275
Callon Petroleum Company †	360	12,604
Chord Energy Corporation	338	46,228
Civitas Resources Incorporated	620	35,582
CVR Energy Incorporated	1,860	53,903
Laredo Petroleum Incorporated †	1,288	80,951
Matador Resources Company	1,003	49,067
PBF Energy Incorporated Class A †	1,679	59,034
PDC Energy Incorporated	508	29,357
Peabody Energy Corporation †	4,014	99,627
Ranger Oil Corporation Class A	2,503	78,719
SM Energy Company	2,881	108,354
Southwestern Energy Company †	5,999	36,714
W&T Offshore Incorporated †	4,488	26,300
World Fuel Services Corporation	1,373	32,183
		782,898
Financials: 16.26%
Banks: 10.03%
Bank of N.T. Butterfield & Son Limited	2,496	81,020
BankUnited Incorporated	2,341	79,992
Brookline Bancorp Incorporated	4,190	48,814
CNB Financial Corporation	2,404	56,662
Customers Bancorp Incorporated †	1,588	46,814
Enterprise Financial Service Corporation	954	42,014
Financial Institutions Incorporated	1,922	46,263
First Bancorp of North Carolina	1,657	60,613
First Bancorp of Puerto Rico	6,230	85,226
First Bank	2,376	32,480
First Foundation Incorporated	2,192	39,763
First Interstate BancSystem Class A	1,427	57,579
First Merchants Corporation	1,418	54,848
Great Southern Bancorp Incorporated	1,097	62,606
Hancock Whitney Corporation	1,621	74,258
Hanmi Financial Corporation	3,344	79,186
Hilltop Holdings Incorporated	2,457	61,056
NBT Bancorp Incorporated	1,998	75,824
OFG Bancorp	2,763	69,434
Preferred Bank	1,097	71,557
RBB Bancorp	3,183	66,143
Silvergate Capital Corporation Class A †	616	46,416
The Bancorp Incorporated †	2,943	64,687
TriCo Bancshares	1,850	82,603
Univest Financial Corporation	1,647	38,672
Westamerica Bancorporation	1,288	67,350
		1,591,880
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Capital markets: 1.46%
Artisan Partners Asset Management Incorporated Class A	1,288	$ 34,686
Evercore Partners Incorporated Class A	837	68,843
Open Lending Corporation Class A †	2,587	20,799
PJT Partners Incorporated Class A	526	35,147
Stifel Financial Corporation	1,378	71,532
		231,007
Consumer finance: 1.13%
Atlanticus Holdings Corporation †	1,405	36,853
Enova International Incorporated †	1,926	56,374
Green Dot Corporation Class A †	1,751	33,234
LendingClub Corporation †	3,858	42,631
PROG Holdings Incorporated †	743	11,130
		180,222
Insurance: 2.37%
American Equity Investment Life Holding Company	2,566	95,686
CNO Financial Group Incorporated	5,031	90,407
Genworth Financial Incorporated Class A †	15,065	52,728
Palomar Holdings Incorporated †	255	21,349
Selective Insurance Group Incorporated	653	53,154
Stewart Information Services Corporation	1,440	62,842
		376,166
Thrifts & mortgage finance: 1.27%
Essent Group Limited	2,557	89,163
MGIC Investment Corporation	4,195	53,780
Radian Group Incorporated	2,268	43,750
Walker & Dunlop Incorporated	171	14,318
		201,011
Health care: 19.25%
Biotechnology: 8.40%
Aduro Biotech Incorporated ♦†	4,415	0
Agenus Incorporated †	8,770	17,979
Alector Incorporated †	4,893	46,288
ALX Oncology Holdings Incorporated †	3,605	34,500
Amicus Therapeutics Incorporated †	3,749	39,140
Arcus Biosciences Incorporated †	2,341	61,241
Arrowhead Pharmaceuticals Incorporated †	716	23,664
Bridgebio Pharma Incorporated †	2,439	24,244
Cullinan Oncology Incorporated †	2,354	30,178
Cytokinetics Incorporated †	1,548	75,001
Dynavax Technologies Corporation †	5,752	60,051
Erasca Incorporated †«	5,305	41,379
Forma Therapeutics Holdings †	8,107	161,735
Gossamer Bio Incorporated †	3,376	40,444
Halozyme Therapeutics Incorporated †	2,113	83,548
Icosavax Incorporated †«	6,117	19,330
Immunovant Incorporated †	10,609	59,198
Intellia Therapeutics Incorporated †	698	39,060
Intercept Pharmaceuticals Incorporated †	3,227	45,017
Iteos Therapeutics Incorporated †	2,346	44,691
Kezar Life Sciences Incorporated †	4,276	36,816
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Biotechnology (continued)
Kiniksa Pharmaceuticals Limited Class A †	4,664	$ 59,886
Kodiak Sciences Incorporated †	4,203	32,531
Kymera Therapeutics Incorporated †	802	17,460
Ligand Pharmaceuticals Incorporated †	274	23,594
Organogenesis Holdings Incorporated Class A †	3,492	11,314
Protagonist Therapeutics Incorporated †	1,485	12,519
Prothena Corporation plc †	1,822	110,468
Regenxbio Incorporated †	754	19,928
Sana Biotechnology Incorporated †	7,088	42,528
Ultragenyx Pharmaceutical Incorporated †	472	19,546
		1,333,278
Health care equipment & supplies: 3.04%
Axonics Incorporated †	774	54,521
Globus Medical Incorporated Class A †	518	30,857
Lantheus Holdings Incorporated †	1,894	133,205
LivaNova plc †	1,068	54,222
Omnicell Incorporated †	531	46,213
Outset Medical Incorporated †	887	14,130
Shockwave Medical Incorporated †	203	56,448
STAAR Surgical Company †	724	51,078
Surmodics Incorporated †	1,395	42,408
		483,082
Health care providers & services: 4.41%
AMN Healthcare Services Incorporated †	1,165	123,443
Apollo Medical Holdings Incorporated †	531	20,709
Cross Country Healthcare Incorporated †	1,306	37,051
Fulgent Genetics Incorporated †	472	17,993
Modivcare Incorporated †	500	49,840
Option Care Health Incorporated †	4,356	137,083
Owens & Minor Incorporated	1,692	40,777
Progyny Incorporated †	1,362	50,476
Select Medical Holdings Corporation	1,432	31,647
Tenet Healthcare Corporation †	1,827	94,237
The Ensign Group Incorporated	1,206	95,877
		699,133
Health care technology: 0.53%
Computer Programs & Systems Incorporated †	1,718	47,898
NextGen Healthcare Incorporated †	2,048	36,250
		84,148
Life sciences tools & services: 0.21%
Abcellera Biologics Incorporated †	3,418	33,804
Pharmaceuticals: 2.66%
Amneal Pharmaceuticals Incorporated †	16,388	33,104
Amphastar Pharmaceuticals Incorporated †	1,720	48,332
Corcept Therapeutics Incorporated †	2,575	66,023
Fulcrum Therapeutics Incorporated †	2,498	20,209
Harmony Biosciences Holdings †	678	30,029
Intra-Cellular Therapies Incorporated †	1,265	58,860
Pacira Biosciences Incorporated †	639	33,988
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Pharmaceuticals (continued)
Prestige Consumer Healthcare Incorporated †	1,661	$ 82,768
Tarsus Pharmaceuticals Incorporated †	2,803	47,987
		421,300
Industrials: 14.27%
Aerospace & defense: 0.78%
Moog Incorporated Class A	774	54,451
Vectrus Incorporated †	1,964	69,526
		123,977
Building products: 0.28%
Simpson Manufacturing Company Incorporated	571	44,766
Commercial services & supplies: 0.49%
Ennis Incorporated	1,931	38,871
SP Plus Corporation †	1,255	39,307
		78,178
Construction & engineering: 2.40%
Comfort Systems Incorporated	874	85,066
EMCOR Group Incorporated	1,251	144,465
MasTec Incorporated †	792	50,292
MYR Group Incorporated †	936	79,307
Primoris Services Corporation	1,323	21,499
		380,629
Electrical equipment: 1.76%
Atkore Incorporated †	1,553	120,839
Bloom Energy Corporation Class A †	1,191	23,808
Encore Wire Corporation	1,013	117,042
Enovix Corporation †	973	17,840
		279,529
Machinery: 2.77%
Alamo Group Incorporated	571	69,816
Hillenbrand Incorporated	2,867	105,276
Mueller Industries Incorporated	2,063	122,625
Nikola Corporation †	2,454	8,638
Titan International Incorporated †	4,345	52,748
Watts Water Technologies Incorporated	633	79,587
		438,690
Marine: 0.41%
Matson Incorporated	1,062	65,334
Professional services: 1.72%
CBIZ Incorporated †	775	33,155
Insperity Incorporated	536	54,720
Kelly Services Incorporated Class A	4,217	57,309
Science Applications International Corporation	500	44,215
TriNet Group Incorporated †	1,170	83,327
		272,726
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Road & rail: 0.62%
Arcbest Corporation	1,350	$ 98,186
Trading companies & distributors: 3.04%
Applied Industrial Technologies Incorporated	1,008	103,602
Boise Cascade Company	1,440	85,622
GMS Incorporated †	423	16,924
Rush Enterprises Incorporated Class A	1,765	77,413
Titan Machinery Incorporated †	2,760	77,998
WESCO International Incorporated †	1,008	120,335
		481,894
Information technology: 12.78%
Electronic equipment, instruments & components: 2.08%
Advanced Energy Industries Incorporated	576	44,588
Fabrinet †	517	49,348
Insight Enterprises Incorporated †	995	81,998
Plexus Corporation †	512	44,831
Sanmina Corporation †	2,363	108,887
		329,652
IT services: 2.48%
Evertec Incorporated	1,418	44,454
ExlService Holdings Incorporated †	188	27,704
Hackett Group Incorporated	3,938	69,781
International Money Express Incorporated †	5,153	117,437
Marqeta Incorporated Class A †	5,630	40,086
Maximus Incorporated	649	37,558
Perficient Incorporated †	693	45,059
TTEC Holdings Incorporated	274	12,141
		394,220
Semiconductors & semiconductor equipment: 3.57%
Axcelis Technologies Incorporated †	443	26,828
Diodes Incorporated †	1,121	72,764
FormFactor Incorporated †	1,027	25,726
Ichor Holdings Limited †	1,081	26,171
Maxlinear Incorporated †	982	32,033
MKS Instruments Incorporated	261	21,569
Onto Innovation Incorporated †	982	62,897
Photronics Incorporated †	2,629	38,436
Rambus Incorporated †	1,913	48,628
Sitime Corporation †	279	21,966
Smart Global Holdings Incorporated †	4,010	63,639
SunPower Corporation †	662	15,252
Synaptics Incorporated †	486	48,119
Ultra Clean Holdings Incorporated †	2,395	61,671
		565,699
Software: 4.65%
A10 Networks Incorporated	6,107	81,038
Adeia Incorporated	4,285	60,590
Amplitude Incorporated Class A †	2,843	43,981
Arlo Technologies Incorporated †	7,017	32,559
Clear Secure Incorporated Class A †	1,396	31,913
eGain Corporation †	5,351	39,330
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  15

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Software (continued)
InterDigital Incorporated	1,130	$ 45,675
JFrog Limited †	1,715	37,919
Rimini Street Incorporated †	11,457	53,390
SPS Commerce Incorporated †	1,048	130,193
Tenable Holdings Incorporated †	810	28,188
Upland Software Incorporated †	2,035	16,545
Verint Systems Incorporated	963	32,338
Workiva Incorporated †	343	26,685
Zeta Global Holdings Corporation Class A †	11,709	77,396
		737,740
Materials: 3.64%
Chemicals: 1.33%
Advansix Incorporated	1,998	64,136
Futurefuel Corporation	2,804	16,936
Kooper Holdings Incorporated	1,242	25,809
Minerals Technologies Incorporated	1,102	54,450
Tronox Holdings plc Class A	4,105	50,286
		211,617
Containers & packaging: 0.78%
Greif Incorporated Class A	1,044	62,191
Myers Industries Incorporated	3,745	61,680
		123,871
Metals & mining: 1.53%
Arconic Corporation †	1,485	25,304
Commercial Metals Company	3,015	106,972
Ryerson Holding Corporation	1,091	28,082
Schnitzer Steel Industries Incorporated Class A	1,872	53,277
Suncoke Energy Incorporated	4,996	29,027
		242,662
Real estate: 5.28%
Equity REITs: 4.87%
Acadia Realty Trust	3,313	41,810
Armada Hoffler Properties Incorporated	2,331	24,196
Braemar Hotels & Resorts Incorporated	12,934	55,616
BRT Apartments Corporation REIT	2,565	52,095
CareTrust REIT Incorporated	2,322	42,051
DiamondRock Hospitality	2,005	15,058
Easterly Government Properties Incorporated	2,543	40,103
Getty Realty Corporation	1,036	27,858
Global Medical REIT Incorporated	1,990	16,955
Global Net Lease Incorporated	7,179	76,456
iStar Financial Incorporated	3,795	35,142
National Health Investors Incorporated	526	29,735
NexPoint Residential Trust Incorporated	1,359	62,799
Piedmont Office Realty Trust Incorporated Class A	4,222	44,584
STAG Industrial Incorporated	3,520	100,074
The Macerich Company	1,305	10,362
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Disciplined Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Equity REITs (continued)
Uniti Group Incorporated	3,497	$ 24,304
Urban Edge Properties	5,531	73,784
		772,982
Real estate management & development: 0.41%
Newmark Group Incorporated Class A	7,945	64,037
Utilities: 2.99%
Electric utilities: 1.15%
Otter Tail Corporation	1,754	107,906
Portland General Electric Company	1,692	73,534
		181,440
Gas utilities: 0.65%
Brookfield Infrastructure Corporation Class A	1,477	60,114
New Jersey Resources Corporation	1,111	42,996
		103,110
Independent power & renewable electricity producers: 0.48%
Brookfield Renewable Corporation Class A	719	23,497
Clearway Energy Incorporated Class A	1,819	52,933
		76,430
Multi-utilities: 0.59%
Black Hills Corporation	558	37,793
Northwestern Corporation	1,143	56,327
		94,120
Water utilities: 0.12%
York Water Company	482	18,523
Total Common stocks (Cost $15,116,511)		15,340,585

		Yield
Short-term investments: 3.78%
Investment companies: 3.78%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	453,061	453,061
Securities Lending Cash Investments LLC ♠∩∞		3.08	147,359	147,359
Total Short-term investments (Cost $600,420)				600,420
Total investments in securities (Cost $15,716,931)	100.47%			15,941,005
Other assets and liabilities, net	(0.47)			(75,039)
Total net assets	100.00%			$15,865,966

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  17

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$561,734	$1,857,694	$(1,966,367)	$0	$0	$ 453,061	453,061	$ 2,786
Securities Lending Cash Investments LLC	360,950	1,157,063	(1,370,654)	0	0	147,359	147,359	1,388 #
				$0	$0	$600,420		$4,174

#	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
Micro E-Mini Russell 2000 Index	56	12-16-2022	$531,980	$467,544	$0	$(64,436)
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Disciplined Small Cap Fund

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $143,613 of securities loaned), at value (cost $15,116,511)	$ 15,340,585
Investments in affiliated securities, at value (cost $600,420)	600,420
Cash	516
Cash at broker segregated for futures contracts	49,500
Receivable for dividends	11,314
Receivable from manager	10,122
Receivable for Fund shares sold	8,925
Receivable for securities lending income, net	555
Prepaid expenses and other assets	34,662
Total assets	16,056,599
Liabilities
Payable upon receipt of securities loaned	147,359
Professional fees payable	17,145
Custody and accounting fees payable	13,292
Payable for daily variation margin on open futures contracts	3,447
Trustees’ fees and expenses payable	3,331
Administration fees payable	1,942
Payable for Fund shares redeemed	92
Accrued expenses and other liabilities	4,025
Total liabilities	190,633
Total net assets	$15,865,966
Net assets consist of
Paid-in capital	$ 14,951,114
Total distributable earnings	914,852
Total net assets	$15,865,966
Computation of net asset value and offering price per share
Net assets – Class A	$ 533,656
Shares outstanding – Class A1	54,929
Net asset value per share – Class A	$9.72
Maximum offering price per share – Class A2	$10.31
Net assets – Class R6	$ 206,099
Shares outstanding – Class R6[1]	21,499
Net asset value per share – Class R6	$9.59
Net assets – Administrator Class	$ 14,310,516
Shares outstanding – Administrator Class[1]	1,483,509
Net asset value per share – Administrator Class	$9.65
Net assets – Institutional Class	$ 815,695
Shares outstanding – Institutional Class[1]	84,622
Net asset value per share – Institutional Class	$9.64
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  19

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $413)	$ 123,206
Income from affiliated securities	4,828
Total investment income	128,034
Expenses
Management fee	47,011
Administration fees
Class A	634
Class R6	33
Administrator Class	11,037
Institutional Class	649
Shareholder servicing fees
Class A	754
Administrator Class	21,224
Custody and accounting fees	14,017
Professional fees	25,548
Registration fees	30,835
Shareholder report expenses	10,307
Trustees’ fees and expenses	11,176
Other fees and expenses	6,772
Total expenses	179,997
Less: Fee waivers and/or expense reimbursements
Fund-level	(101,451)
Class A	(119)
Class R6	(11)
Administrator Class	(83)
Net expenses	78,333
Net investment income	49,701
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	982,808
Futures contracts	(22,669)
Net realized gains on investments	960,139
Net change in unrealized gains (losses) on
Unaffiliated securities	(4,766,334)
Futures contracts	(94,541)
Net change in unrealized gains (losses) on investments	(4,860,875)
Net realized and unrealized gains (losses) on investments	(3,900,736)
Net decrease in net assets resulting from operations	$(3,851,035)
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Disciplined Small Cap Fund

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment income		$ 49,701		$ 35,192
Net realized gains on investments		960,139		2,783,921
Net change in unrealized gains (losses) on investments		(4,860,875)		(2,322,678)
Net increase (decrease) in net assets resulting from operations		(3,851,035)		496,435
Distributions to shareholders from
Net investment income and net realized gains
Class R6		0		(248)
Administrator Class		0		(35,284)
Institutional Class		0		(9,783)
Total distributions to shareholders		0		(45,315)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,801	19,523	36,903	451,068
Class R6	1,807	18,248	8,565	101,266
Administrator Class	48,035	527,117	88,246	1,054,709
Institutional Class	688	7,147	11,224	134,580
		572,035		1,741,623
Reinvestment of distributions
Class R6	0	0	21	248
Administrator Class	0	0	2,936	35,233
Institutional Class	0	0	817	9,783
		0		45,264
Payment for shares redeemed
Class A	(2,911)	(29,571)	(65,850)	(791,179)
Class R6	(570)	(6,187)	(1,858)	(22,060)
Administrator Class	(351,150)	(3,687,088)	(402,466)	(4,858,565)
Institutional Class	(17,878)	(185,150)	(57,438)	(686,236)
		(3,907,996)		(6,358,040)
Net decrease in net assets resulting from capital share transactions		(3,335,961)		(4,571,153)
Total decrease in net assets		(7,186,996)		(4,120,033)
Net assets
Beginning of period		23,052,962		27,172,995
End of period		$15,865,966		$23,052,962
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019 [1]
Net asset value, beginning of period	$11.82	$11.67	$6.12	$8.39	$23.70
Net investment income (loss)	0.03	0.01 [2]	(0.05) [2]	(0.00) [2,3]	0.02
Net realized and unrealized gains (losses) on investments	(2.13)	0.14	5.60	(2.22)	(3.37)
Total from investment operations	(2.10)	0.15	5.55	(2.22)	(3.35)
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	(0.05)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(11.92)
Total distributions to shareholders	0.00	0.00	0.00	(0.05)	(11.96)
Net asset value, end of period	$9.72	$11.82	$11.67	$6.12	$8.39
Total return[4]	(17.77)%	1.29%	90.69%	(26.67)%	(11.52)%
Ratios to average net assets (annualized)
Gross expenses	2.02%	1.74%	1.81%	1.40%	1.14%
Net expenses	0.90%	0.91%	0.93%	0.93%	0.92%
Net investment income (loss)	0.50%	0.05%	(0.53)%	(0.05)%	0.16%
Supplemental data
Portfolio turnover rate	28%	39%	48%	67%	176%
Net assets, end of period (000s omitted)	$534	$662	$991	$102	$34

[1]	For the period from July 31, 2018 (commencement of class operations) to March 31, 2019
[2]	Calculated based upon average shares outstanding
[3]	Amount is more than $(0.005)
[4]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Disciplined Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class R6	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.64	$11.45	$6.15	$8.50	$22.63	$23.82
Net investment income	0.05 [1]	0.06 [1]	0.04 [1]	0.08 [1]	0.06	0.07
Net realized and unrealized gains (losses) on investments	(2.10)	0.14	5.51	(2.35)	(2.19)	2.08
Total from investment operations	(2.05)	0.20	5.55	(2.27)	(2.13)	2.15
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.25)	(0.08)	(0.08)	(0.06)
Net realized gains	0.00	0.00	0.00	0.00	(11.92)	(3.28)
Total distributions to shareholders	0.00	(0.01)	(0.25)	(0.08)	(12.00)	(3.34)
Net asset value, end of period	$9.59	$11.64	$11.45	$6.15	$8.50	$22.63
Total return[2]	(17.61)%	1.76%	90.71%	(27.03)%	(6.75)%	8.95%
Ratios to average net assets (annualized)
Gross expenses	1.59%	1.32%	1.42%	0.89%	0.82%	1.06%
Net expenses	0.50%	0.50%	0.50%	0.50%	0.64%	0.85%
Net investment income	0.90%	0.49%	0.51%	0.95%	0.48%	0.14%
Supplemental data
Portfolio turnover rate	28%	39%	48%	67%	176%	48%
Net assets, end of period (000s omitted)	$206	$236	$155	$141	$4,014	$23,871

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.73	$11.59	$6.10	$8.40	$22.53	$23.79
Net investment income	0.03 [1]	0.02	0.02	0.02 [1]	0.03 [1]	0.06
Net realized and unrealized gains (losses) on investments	(2.11)	0.14	5.47	(2.27)	(2.21)	2.00
Total from investment operations	(2.08)	0.16	5.49	(2.25)	(2.18)	2.06
Distributions to shareholders from
Net investment income	0.00	(0.02)	(0.00) [2]	(0.05)	(0.03)	(0.04)
Net realized gains	0.00	0.00	0.00	0.00	(11.92)	(3.28)
Total distributions to shareholders	0.00	(0.02)	(0.00) [2]	(0.05)	(11.95)	(3.32)
Net asset value, end of period	$9.65	$11.73	$11.59	$6.10	$8.40	$22.53
Total return[3]	(17.73)% [4]	1.37%	90.04%	(26.99)%	(7.01)%	8.52%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.67%	1.75%	1.25%	1.13%	1.30%
Net expenses	0.85%	0.85%	0.85%	0.85%	0.95%	1.20%
Net investment income	0.51%	0.12%	0.17%	0.27%	0.16%	0.12%
Supplemental data
Portfolio turnover rate	28%	39%	48%	67%	176%	48%
Net assets, end of period (000s omitted)	$14,311	$20,963	$24,318	$17,049	$49,911	$91,506

[1]	Calculated based upon average shares outstanding
[2]	Amount is less than $0.005.
[3]	Returns for periods of less than one year are not annualized.
[4]	During the six months ended September 30, 2022, the Fund received payments from a service provider which had a 0.17% impact on the total return.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Disciplined Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.71	$11.60	$6.10	$8.48	$22.61	$23.82
Net investment income	0.04 [1]	0.04 [1]	0.04 [1]	0.06 [1]	0.07 [1]	0.09
Net realized and unrealized gains (losses) on investments	(2.11)	0.16	5.47	(2.28)	(2.22)	2.03
Total from investment operations	(2.07)	0.20	5.51	(2.22)	(2.15)	2.12
Distributions to shareholders from
Net investment income	0.00	(0.09)	(0.01)	(0.16)	(0.06)	(0.05)
Net realized gains	0.00	0.00	0.00	0.00	(11.92)	(3.28)
Total distributions to shareholders	0.00	(0.09)	(0.01)	(0.16)	(11.98)	(3.33)
Net asset value, end of period	$9.64	$11.71	$11.60	$6.10	$8.48	$22.61
Total return[2]	(17.68)%	1.68%	90.34%	(26.80)%	(6.79)%	8.81%
Ratios to average net assets (annualized)
Gross expenses	1.68%	1.42%	1.51%	0.94%	0.89%	1.07%
Net expenses	0.60%	0.60%	0.60%	0.60%	0.71%	0.95%
Net investment income	0.77%	0.36%	0.47%	0.69%	0.41%	0.37%
Supplemental data
Portfolio turnover rate	28%	39%	48%	67%	176%	48%
Net assets, end of period (000s omitted)	$816	$1,192	$1,708	$1,586	$25,658	$67,798

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Disciplined Small Cap Fund  |  25

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Disciplined Small Cap Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a

26  |  Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange’s clearinghouse, as the counterparty to all exchange traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable) in the Statement of Assets and Liabilities. Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded in the Statement of Operations.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $15,760,587 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 2,419,488
Gross unrealized losses	(2,303,506)
Net unrealized gains	$ 115,982
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, shareholder servicing and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

Allspring Disciplined Small Cap Fund  |  27

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 415,970	$0	$0	$ 415,970
Consumer discretionary	1,555,692	0	0	1,555,692
Consumer staples	579,123	0	0	579,123
Energy	974,757	0	0	974,757
Financials	2,580,286	0	0	2,580,286
Health care	3,054,745	0	0	3,054,745
Industrials	2,263,909	0	0	2,263,909
Information technology	2,027,311	0	0	2,027,311
Materials	578,150	0	0	578,150
Real estate	837,019	0	0	837,019
Utilities	473,623	0	0	473,623
Short-term investments
Investment companies	600,420	0	0	600,420
Total assets	$15,941,005	$0	$0	$15,941,005
Liabilities
Futures contracts	$ 64,436	$0	$0	$ 64,436
Total liabilities	$ 64,436	$0	$0	$ 64,436
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. For futures contracts, the current day’s variation margin is reported on the Statement of Assets and Liabilities. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment

28  |  Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $1 billion	0.500%
Next $4 billion	0.475
Next $5 billion	0.440
Over $10 billion	0.430
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.50% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	0.93%
Class R6	0.50
Administrator Class	0.85
Institutional Class	0.60

Allspring Disciplined Small Cap Fund  |  29

Notes to financial statements (unaudited)
Sales charges
Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), an affiliate of Allspring Funds Management, the principal underwriter, is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor did not receive any front-end or contingent deferred sales charges from Class A shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $5,073,809 and $8,316,660, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
National Financial Services LLC	$ 18,231	$ (18,231)	$0
Morgan Stanley & Co. LLC	125,382	(125,382)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2022, the Fund entered into futures contracts for economic hedging purposes. The Fund had an average notional amount of $457,452 in long futures contracts during the six months ended September 30, 2022.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based

30  |  Allspring Disciplined Small Cap Fund

Notes to financial statements (unaudited)
on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Disciplined Small Cap Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring Disciplined Small Cap Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Disciplined Small Cap Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring Disciplined Small Cap Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Disciplined Small Cap Fund  |  35

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

36  |  Allspring Disciplined Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00366 11-22
SA243/SAR243 09-22

Semi-Annual Report
September 30, 2022
Allspring
Discovery Small Cap Growth Fund
(formerly, Allspring Fundamental Small Cap Growth Fund)

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery Small Cap Growth Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Discovery Small Cap Growth Fund for the six-month period that ended September 30, 2022. Effective May 2, 2022, the Fund changed its name from Allspring Fundamental Small Cap Growth Fund to Allspring Discovery Small Cap Growth Fund. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Discovery Small Cap Growth Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Discovery Small Cap Growth Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Discovery Small Cap Growth Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith, CFA®‡, Christopher J. Warner, CFA®‡

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EGWAX)	6-5-1995	-43.82	5.03	8.06	-40.38	6.28	8.70	1.44	1.23
Class C (EGWCX)	7-30-2010	-41.86	5.51	8.06	-40.86	5.51	8.06	2.19	1.98
Class R6 (EGWRX)[3]	5-29-2020	–	–	–	-40.17	6.68	9.09	1.01	0.80
Administrator Class (EGWDX)	7-30-2010	–	–	–	-40.24	6.67	9.00	1.36	1.15
Institutional Class (EGRYX)	11-19-1997	–	–	–	-40.24	6.63	9.06	1.11	0.90
Russell 2000® Growth Index[4]	–	–	–	–	-29.27	3.60	8.81	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.23% for Class A, 1.98% for Class C, 0.80% for Class R6, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Growth Index measures the performance of those Russell 2000 companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Discovery Small Cap Growth Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
HealthEquity Incorporated	3.32
Wingstop Incorporated	2.88
WNS Holdings Limited ADR	2.67
Casella Waste Systems Incorporated Class A	2.50
MGP Ingredients Incorporated	2.35
Saia Incorporated	2.35
Shockwave Medical Incorporated	2.28
Tetra Tech Incorporated	2.27
Rexford Industrial Realty Incorporated	2.26
Option Care Health Incorporated	1.96
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Small Cap Growth Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 762.48	$5.43	1.23%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.90	$6.23	1.23%
Class C
Actual	$1,000.00	$ 758.97	$8.64	1.96%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.24	$9.90	1.96%
Class R6
Actual	$1,000.00	$ 763.59	$3.54	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$4.05	0.80%
Administrator Class
Actual	$1,000.00	$ 763.96	$5.09	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$5.82	1.15%
Institutional Class
Actual	$1,000.00	$ 763.09	$3.98	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$4.56	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 96.51%
Communication services: 1.98%
Interactive media & services: 1.98%
Bumble Incorporated Class A †	62,150	$ 1,335,604
IAC/InterActiveCorp †	13,688	758,041
		2,093,645
Consumer discretionary: 11.09%
Diversified consumer services: 1.06%
Mister Car Wash Incorporated †	130,014	1,115,520
Hotels, restaurants & leisure: 4.68%
Papa John's International Incorporated	27,184	1,903,152
Wingstop Incorporated	24,293	3,046,828
		4,949,980
Internet & direct marketing retail: 2.89%
Global-E Online Limited †	51,473	1,377,417
Xometry Incorporated Class A †«	29,566	1,679,053
		3,056,470
Leisure products: 2.46%
Callaway Golf Company †	84,264	1,622,925
Games Workshop Group plc	15,358	982,046
		2,604,971
Consumer staples: 2.35%
Beverages: 2.35%
MGP Ingredients Incorporated	23,436	2,487,966
Financials: 2.41%
Banks: 1.09%
Silvergate Capital Corporation Class A †	15,365	1,157,753
Capital markets: 0.59%
Open Lending Corporation Class A †	77,973	626,903
Insurance: 0.73%
Goosehead Insurance Incorporated Class A †	21,512	766,688
Health care: 29.79%
Biotechnology: 5.02%
Apellis Pharmaceuticals Incorporated †	10,851	741,123
Ascendis Pharma AS ADR †«	8,193	846,009
Chimerix Incorporated †	156,443	301,935
CRISPR Therapeutics AG †	7,563	494,242
CTI BioPharma Corporation †	83,094	483,607
Fate Therapeutics Incorporated †	17,460	391,279
Halozyme Therapeutics Incorporated †	33,133	1,310,079
Mirati Therapeutics Incorporated †	5,892	411,497
Zentalis Pharmaceuticals Incorporated †	15,363	332,763
		5,312,534
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Health care equipment & supplies: 14.08%
Axonics Incorporated †	12,845	$ 904,802
Cryoport Incorporated †	34,934	850,992
Establishment Labs Holdings Incorporated †	14,934	815,546
ICU Medical Incorporated †	4,884	735,530
Inari Medical Incorporated †	23,637	1,716,992
Inspire Medical Systems Incorporated †	10,988	1,948,942
iRhythm Technologies Incorporated †	15,571	1,950,735
Lantheus Holdings Incorporated †	20,081	1,412,297
Shockwave Medical Incorporated †	8,669	2,410,589
Treace Medical Concepts Incorporated †	57,594	1,271,100
UFP Technologies Incorporated †	10,174	873,336
		14,890,861
Health care providers & services: 5.95%
Amedisys Incorporated †	7,353	711,697
HealthEquity Incorporated †	52,189	3,505,530
Option Care Health Incorporated †	65,953	2,075,541
		6,292,768
Life sciences tools & services: 4.09%
Azenta Incorporated	16,844	721,934
Inotiv Incorporated †	57,365	966,600
MaxCyte Incorporated †«	152,247	989,606
Stevanato Group SpA	96,867	1,640,927
		4,319,067
Pharmaceuticals: 0.65%
Arvinas Incorporated †	15,363	683,500
Industrials: 16.05%
Aerospace & defense: 1.50%
Axon Enterprise Incorporated †	13,730	1,589,248
Building products: 2.20%
Advanced Drainage Systems Incorporated	12,518	1,556,864
Trex Company Incorporated †	17,435	766,094
		2,322,958
Commercial services & supplies: 5.28%
Casella Waste Systems Incorporated Class A †	34,631	2,645,462
Ritchie Bros. Auctioneers Incorporated	8,627	539,015
Tetra Tech Incorporated	18,643	2,396,185
		5,580,662
Electrical equipment: 1.68%
Allied Motion Technologies	62,073	1,776,529
Professional services: 1.28%
ICF International Incorporated	12,430	1,355,119
Road & rail: 2.35%
Saia Incorporated †	13,082	2,485,580
Trading companies & distributors: 1.76%
SiteOne Landscape Supply Incorporated †	17,883	1,862,336
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery Small Cap Growth Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Information technology: 28.96%
Electronic equipment, instruments & components: 5.00%
Littelfuse Incorporated	7,994	$ 1,588,328
Nayax Limited †	41,723	990,007
Nlight Incorporated †	80,845	763,985
Novanta Incorporated †	16,813	1,944,423
		5,286,743
IT services: 9.23%
Globant SA †	10,238	1,915,325
Keywords Studios plc	67,233	1,715,096
Marqeta Incorporated Class A †	122,583	872,791
Shift4 Payments Incorporated Class A †	34,193	1,525,350
StoneCo Limited Class A †	96,075	915,595
WNS Holdings Limited ADR †	34,451	2,819,470
		9,763,627
Semiconductors & semiconductor equipment: 2.20%
Impinj Incorporated †	22,588	1,807,718
Sitime Corporation †	6,569	517,177
		2,324,895
Software: 12.53%
Bill.com Holdings Incorporated †	10,600	1,403,122
CCC Intelligent Solutions †	88,579	806,069
Clearwater Analytics Holdings Incorporated Class A †	63,110	1,059,617
CS Disco Incorporated †	45,033	450,330
Five9 Incorporated †	20,454	1,533,641
Gitlab Incorporated Class A †	17,819	912,689
Jamf Holding Corporation †	63,626	1,409,952
Lightspeed Commerce Incorporated †	31,326	550,711
Olo Incorporated Class A †	134,351	1,061,373
SentinelOne, Incorporated Class A †	31,549	806,392
Sprout Social Incorporated Class A †	32,297	1,959,782
Workiva Incorporated †	16,681	1,297,782
		13,251,460
Materials: 0.59%
Chemicals: 0.27%
Aspen Aerogels Incorporated †	30,257	278,970
Containers & packaging: 0.32%
Ranpak Holdings Corporation †	99,060	338,785
Real estate: 3.29%
Equity REITs: 2.26%
Rexford Industrial Realty Incorporated	46,009	2,392,468
Real estate management & development: 1.03%
DigitalBridge Group Incorporated	86,816	1,086,068
Total Common stocks (Cost $113,647,116)		102,054,074

The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 6.58%
Investment companies: 6.58%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	3,764,268	$ 3,764,268
Securities Lending Cash Investments LLC ♠∩∞		3.08	3,194,700	3,194,700
Total Short-term investments (Cost $6,958,968)				6,958,968
Total investments in securities (Cost $120,606,084)	103.09%			109,013,042
Other assets and liabilities, net	(3.09)			(3,268,624)
Total net assets	100.00%			$105,744,418

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$1,852,545	$16,378,435	$(14,466,712)	$0	$0	$ 3,764,268	3,764,268	$ 27,450
Securities Lending Cash Investments LLC	5,055,425	24,651,377	(26,512,102)	0	0	3,194,700	3,194,700	29,684 #
				$0	$0	$6,958,968		$57,134

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery Small Cap Growth Fund

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $3,114,664 of securities loaned), at value (cost $113,647,116)	$ 102,054,074
Investments in affiliated securities, at value (cost $6,958,968)	6,958,968
Foreign currency, at value (cost $348)	291
Receivable for investments sold	1,405,291
Receivable for Fund shares sold	137,046
Receivable for dividends	26,986
Receivable for securities lending income, net	1,487
Prepaid expenses and other assets	90,459
Total assets	110,674,602
Liabilities
Payable upon receipt of securities loaned	3,194,700
Payable for investments purchased	1,558,359
Management fee payable	55,053
Payable for Fund shares redeemed	49,045
Administration fees payable	18,112
Trustees’ fees and expenses payable	3,758
Overdraft due to custodian bank	600
Distribution fee payable	325
Accrued expenses and other liabilities	50,232
Total liabilities	4,930,184
Total net assets	$105,744,418
Net assets consist of
Paid-in capital	$ 122,791,214
Total distributable loss	(17,046,796)
Total net assets	$105,744,418
Computation of net asset value and offering price per share
Net assets – Class A	$ 72,874,247
Shares outstanding – Class A1	6,451,842
Net asset value per share – Class A	$11.30
Maximum offering price per share – Class A2	$11.99
Net assets – Class C	$ 474,664
Shares outstanding – Class C1	52,161
Net asset value per share – Class C	$9.10
Net assets – Class R6	$ 2,320,637
Shares outstanding – Class R6[1]	160,370
Net asset value per share – Class R6	$14.47
Net assets – Administrator Class	$ 315,857
Shares outstanding – Administrator Class[1]	22,642
Net asset value per share – Administrator Class	$13.95
Net assets – Institutional Class	$ 29,759,013
Shares outstanding – Institutional Class[1]	2,061,900
Net asset value per share – Institutional Class	$14.43
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  13

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $793)	$ 115,085
Income from affiliated securities	27,450
Securities lending income (including from affiliate), net	10,954
Total investment income	153,489
Expenses
Management fee	498,907
Administration fees
Class A	86,723
Class C	576
Class R6	342
Administrator Class	247
Institutional Class	20,533
Shareholder servicing fees
Class A	103,241
Class C	619
Administrator Class	475
Distribution fee
Class C	1,762
Custody and accounting fees	12,733
Professional fees	29,370
Registration fees	35,283
Shareholder report expenses	25,697
Trustees’ fees and expenses	11,176
Other fees and expenses	5,497
Total expenses	833,181
Less: Fee waivers and/or expense reimbursements
Fund-level	(97,784)
Class A	(50,297)
Class R6	(342)
Administrator Class	(226)
Institutional Class	(18,641)
Net expenses	665,891
Net investment loss	(512,402)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(11,628,034)
Net change in unrealized gains (losses) on investments	(21,054,108)
Net realized and unrealized gains (losses) on investments	(32,682,142)
Net decrease in net assets resulting from operations	$(33,194,544)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery Small Cap Growth Fund

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment loss		$ (512,402)		$ (1,646,546)
Net realized gains (losses) on investments		(11,628,034)		19,377,472
Net change in unrealized gains (losses) on investments		(21,054,108)		(48,630,162)
Net decrease in net assets resulting from operations		(33,194,544)		(30,899,236)
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(20,423,584)
Class C		0		(219,886)
Class R6		0		(261,203)
Administrator Class		0		(73,953)
Institutional Class		0		(5,596,005)
Total distributions to shareholders		0		(26,574,631)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	66,892	815,010	332,425	6,683,479
Class C	1,674	17,272	9,338	159,600
Class R6	69,223	1,049,984	101,634	2,520,991
Administrator Class	3,257	48,141	19,749	478,478
Institutional Class	415,978	6,297,370	1,426,944	36,296,515
		8,227,777		46,139,063
Reinvestment of distributions
Class A	0	0	1,111,624	20,009,223
Class C	0	0	15,071	219,886
Class R6	0	0	11,367	261,203
Administrator Class	0	0	3,223	71,474
Institutional Class	0	0	243,402	5,583,641
		0		26,145,427
Payment for shares redeemed
Class A	(440,138)	(5,423,824)	(833,733)	(16,092,697)
Class C	(15,682)	(159,212)	(45,052)	(778,561)
Class R6	(23,303)	(365,728)	(15,802)	(375,226)
Administrator Class	(8,211)	(130,620)	(10,679)	(239,024)
Institutional Class	(307,504)	(4,774,166)	(452,264)	(10,422,365)
		(10,853,550)		(27,907,873)
Net increase (decrease) in net assets resulting from capital share transactions		(2,625,773)		44,376,617
Total decrease in net assets		(35,820,317)		(13,097,250)
Net assets
Beginning of period		141,564,735		154,661,985
End of period		$105,744,418		$141,564,735
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.82	$21.39	$11.00	$13.28	$15.32	$14.08
Net investment loss	(0.06) [1]	(0.21) [1]	(0.18) [1]	(0.10) [1]	(0.11) [1]	(0.12) [1]
Net realized and unrealized gains (losses) on investments	(3.46)	(2.94)	11.09	(1.27)	2.17	2.35
Total from investment operations	(3.52)	(3.15)	10.91	(1.37)	2.06	2.23
Distributions to shareholders from
Net realized gains	0.00	(3.42)	(0.52)	(0.91)	(4.10)	(0.99)
Net asset value, end of period	$11.30	$14.82	$21.39	$11.00	$13.28	$15.32
Total return[2]	(23.75)%	(17.57)%	99.31%	(11.52)%	17.46%	16.08%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.44%	1.47%	1.52%	1.51%	1.52%
Net expenses	1.23%	1.23%	1.23%	1.23%	1.23%	1.33%
Net investment loss	(0.97)%	(1.03)%	(0.99)%	(0.74)%	(0.74)%	(0.79)%
Supplemental data
Portfolio turnover rate	19%	55%	55%	63%	155%	44%
Net assets, end of period (000s omitted)	$72,874	$101,163	$132,937	$66,472	$86,006	$84,738

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery Small Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$11.99	$18.08	$9.39	$11.55	$13.94	$12.99
Net investment loss	(0.09) [1]	(0.31) [1]	(0.28) [1]	(0.18) [1]	(0.20) [1]	(0.21) [1]
Payment from affiliate	0.00	0.00	0.01	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(2.80)	(2.36)	9.48	(1.07)	1.91	2.15
Total from investment operations	(2.89)	(2.67)	9.21	(1.25)	1.71	1.94
Distributions to shareholders from
Net realized gains	0.00	(3.42)	(0.52)	(0.91)	(4.10)	(0.99)
Net asset value, end of period	$9.10	$11.99	$18.08	$9.39	$11.55	$13.94
Total return[2]	(24.10)%	(18.16)%	98.22% [3]	(12.30)%	16.69%	15.17%
Ratios to average net assets (annualized)
Gross expenses	2.13%	2.18%	2.20%	2.26%	2.26%	2.27%
Net expenses	1.96%	1.98%	1.98%	1.98%	1.98%	2.08%
Net investment loss	(1.71)%	(1.79)%	(1.74)%	(1.49)%	(1.48)%	(1.54)%
Supplemental data
Portfolio turnover rate	19%	55%	55%	63%	155%	44%
Net assets, end of period (000s omitted)	$475	$793	$1,569	$395	$349	$274

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had a 0.09% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class R6	Six months ended September 30, 2022 (unaudited)	2022	2021 [1]
Net asset value, beginning of period	$18.95	$26.29	$17.87
Net investment loss	(0.04) [2]	(0.14) [2]	(0.11) [2]
Net realized and unrealized gains (losses) on investments	(4.44)	(3.78)	9.05
Total from investment operations	(4.48)	(3.92)	8.94
Distributions to shareholders from
Net realized gains	0.00	(3.42)	(0.52)
Net asset value, end of period	$14.47	$18.95	$26.29
Total return[3]	(23.64)%	(17.21)%	50.11%
Ratios to average net assets (annualized)
Gross expenses	1.09%	1.02%	1.03%
Net expenses	0.80%	0.80%	0.80%
Net investment loss	(0.53)%	(0.58)%	(0.54)%
Supplemental data
Portfolio turnover rate	19%	55%	55%
Net assets, end of period (000s omitted)	$2,321	$2,169	$454

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery Small Cap Growth Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.26	$25.54	$12.91	$15.43	$17.14	$15.63
Net investment loss	(0.07) [1]	(0.22) [1]	(0.20) [1]	(0.11) [1]	(0.11) [1]	(0.11) [1]
Payment from affiliate	0.00	0.00	0.11	0.00	0.00	0.00
Net realized and unrealized gains (losses) on investments	(4.24)	(3.64)	13.24	(1.50)	2.50	2.61
Total from investment operations	(4.31)	(3.86)	13.15	(1.61)	2.39	2.50
Distributions to shareholders from
Net realized gains	0.00	(3.42)	(0.52)	(0.91)	(4.10)	(0.99)
Net asset value, end of period	$13.95	$18.26	$25.54	$12.91	$15.43	$17.14
Total return[2]	(23.60)%	(17.49)%	101.97% [3]	(11.52)%	17.59%	16.21%
Ratios to average net assets (annualized)
Gross expenses	1.43%	1.37%	1.39%	1.44%	1.43%	1.44%
Net expenses	1.15%	1.15%	1.15%	1.15%	1.15%	1.20%
Net investment loss	(0.89)%	(0.95)%	(0.90)%	(0.66)%	(0.62)%	(0.66)%
Supplemental data
Portfolio turnover rate	19%	55%	55%	63%	155%	44%
Net assets, end of period (000s omitted)	$316	$504	$391	$93	$104	$133

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	During the year ended March 31, 2021, the Fund received a payment from an affiliate which had a 0.89% impact on the total return.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Small Cap Growth Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$18.91	$26.26	$13.39	$15.94	$17.53	$15.94
Net investment loss	(0.05) [1]	(0.17) [1]	(0.15) [1]	(0.07) [1]	(0.07) [1]	(0.08) [1]
Net realized and unrealized gains (losses) on investments	(4.43)	(3.76)	13.54	(1.57)	2.58	2.66
Total from investment operations	(4.48)	(3.93)	13.39	(1.64)	2.51	2.58
Distributions to shareholders from
Net realized gains	0.00	(3.42)	(0.52)	(0.91)	(4.10)	(0.99)
Net asset value, end of period	$14.43	$18.91	$26.26	$13.39	$15.94	$17.53
Total return[2]	(23.69)%	(17.27)%	100.11%	(11.29)%	17.85%	16.40%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.12%	1.14%	1.19%	1.18%	1.19%
Net expenses	0.90%	0.90%	0.90%	0.90%	0.90%	0.98%
Net investment loss	(0.64)%	(0.69)%	(0.66)%	(0.41)%	(0.41)%	(0.44)%
Supplemental data
Portfolio turnover rate	19%	55%	55%	63%	155%	44%
Net assets, end of period (000s omitted)	$29,759	$36,936	$19,311	$7,980	$9,695	$8,878

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Small Cap Growth Fund (formerly, Allspring Fundamental Small Cap Growth Fund) (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities

Allspring Discovery Small Cap Growth Fund  |  21

Notes to financial statements (unaudited)
resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund, if any, is included in securities lending income (including from affiliate) (net of fees and rebates) on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $120,607,438 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 21,275,948
Gross unrealized losses	(32,870,344)
Net unrealized losses	$(11,594,396)
As of March 31, 2022, the Fund had a qualified late-year ordinary loss of $287,091 which was recognized on the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common

22  |  Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 2,093,645	$ 0	$0	$ 2,093,645
Consumer discretionary	10,744,895	982,046	0	11,726,941
Consumer staples	2,487,966	0	0	2,487,966
Financials	2,551,344	0	0	2,551,344
Health care	31,498,730	0	0	31,498,730
Industrials	16,972,432	0	0	16,972,432
Information technology	27,921,622	2,705,103	0	30,626,725
Materials	617,755	0	0	617,755
Real estate	3,478,536	0	0	3,478,536
Short-term investments
Investment companies	6,958,968	0	0	6,958,968
Total assets	$105,325,893	$3,687,149	$0	$109,013,042
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Discovery Small Cap Growth Fund  |  23

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:

24  |  Allspring Discovery Small Cap Growth Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.23%
Class C	1.98
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $125 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $21,653,545 and $26,329,830, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring Discovery Small Cap Growth Fund  |  25

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
BNP Paribas Securities Corporation	$1,334,322	$(1,334,322)	$0
Morgan Stanley & Co. LLC	615,720	(615,720)	0
National Financial Services LLC	369,264	(369,264)	0
Scotia Capital (USA) Incorporated	795,358	(795,358)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in the health care and information technology sectors. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

26  |  Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery Small Cap Growth Fund  |  27

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

28  |  Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Discovery Small Cap Growth Fund  |  29

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

30  |  Allspring Discovery Small Cap Growth Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Discovery Small Cap Growth Fund  |  31

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00382 11-22
SA247/SAR247 09-22

Semi-Annual Report
September 30, 2022
Allspring Small Cap Fund

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Small Cap Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Small Cap Fund for the six-month period that ended September 30, 2022. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Small Cap Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Small Cap Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Christopher G. Miller, CFA®‡, Theran Motl, CFA®‡

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFSMX)	3-31-2008	-27.94	0.13	6.68	-23.53	1.32	7.31	1.67	1.23
Class C (WSCDX)	3-31-2008	-25.11	0.55	6.68	-24.11	0.55	6.68	2.42	1.98
Class R6 (WFSJX)[3]	5-29-2020	–	–	–	-23.21	1.74	7.75	1.24	0.80
Administrator Class (WFSDX)	4-8-2005	–	–	–	-23.47	1.44	7.49	1.59	1.15
Institutional Class (WFSSX)	4-8-2005	–	–	–	-23.28	1.67	7.71	1.34	0.90
Russell 2000® Index[4]	–	–	–	–	-23.50	3.55	8.55	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.23% for Class A, 1.98% for Class C, 0.80% for Class R6, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[4]	The Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Small Cap Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
LivaNova plc	2.31
Ashland Global Holdings Incorporated	2.25
Atkore Incorporated	2.24
Masonite International Corporation	2.22
Stericycle Incorporated	1.96
Reinsurance Group of America Incorporated	1.96
Armstrong World Industries Incorporated	1.86
Integer Holdings Corporation	1.83
SPX Technologies Incorporated	1.77
HealthEquity Incorporated	1.66
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Small Cap Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 800.19	$ 5.46	1.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.00	$ 6.12	1.21%
Class C
Actual	$1,000.00	$ 796.92	$ 8.92	1.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.14	$10.00	1.98%
Class R6
Actual	$1,000.00	$ 801.70	$ 3.61	0.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.06	$ 4.05	0.80%
Administrator Class
Actual	$1,000.00	$ 800.63	$ 5.19	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.30	$ 5.82	1.15%
Institutional Class
Actual	$1,000.00	$ 801.59	$ 4.06	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.56	$ 4.56	0.90%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.71%
Communication services: 1.68%
Interactive media & services: 1.68%
Bumble Incorporated Class A †	15,537	$ 333,890
Eventbrite Incorporated Class A †	49,064	298,309
		632,199
Consumer discretionary: 8.51%
Auto components: 1.71%
Dana Incorporated	29,034	331,859
Gentherm Incorporated †	6,187	307,680
		639,539
Diversified consumer services: 1.03%
Service Corporation International	6,708	387,320
Hotels, restaurants & leisure: 1.61%
Jack In The Box Incorporated	2,931	217,099
Planet Fitness Incorporated Class A †	6,730	388,052
		605,151
Internet & direct marketing retail: 1.28%
Revolve Group Incorporated †	19,075	413,737
The RealReal Incorporated †	45,361	68,042
		481,779
Specialty retail: 2.88%
Leslie's Incorporated †	31,221	459,261
National Vision Holdings Incorporated †	19,049	621,950
		1,081,211
Consumer staples: 5.19%
Food products: 3.38%
Nomad Foods Limited †	36,023	511,527
The Simply Good Foods Company †	15,701	502,275
TreeHouse Foods Incorporated †	6,028	255,708
		1,269,510
Personal products: 1.81%
e.l.f. Beauty Incorporated †	10,833	407,537
The Honest Company Incorporated †	77,510	271,285
		678,822
Financials: 12.93%
Banks: 6.93%
Ameris Bancorp	10,222	457,026
Pinnacle Financial Partners Incorporated	6,376	517,094
United Community Bank	10,977	363,339
Veritex Holdings Incorporated	14,991	398,611
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Banks (continued)
Webster Financial Corporation	13,678	$ 618,246
Wintrust Financial Corporation	3,057	249,298
		2,603,614
Capital markets: 0.90%
Raymond James Financial Incorporated	3,425	338,459
Insurance: 3.46%
Axis Capital Holdings Limited	11,480	564,242
Reinsurance Group of America Incorporated	5,846	735,485
		1,299,727
Thrifts & mortgage finance: 1.64%
Essent Group Limited	17,668	616,083
Health care: 20.04%
Biotechnology: 2.83%
Agios Pharmaceuticals Incorporated †	8,219	232,433
Atara Biotherapeutics Incorporated †	9,820	37,120
Coherus Biosciences Incorporated †	8,994	86,432
Insmed Incorporated †	11,453	246,698
Mirati Therapeutics Incorporated †	790	55,174
Neurocrine Biosciences Incorporated †	1,686	179,070
Sage Therapeutics Incorporated †	3,717	145,558
Zymeworks Incorporated †	12,980	79,827
		1,062,312
Health care equipment & supplies: 11.49%
AngioDynamics Incorporated †	26,958	551,561
Cardiovascular Systems Incorporated †	26,357	365,308
Haemonetics Corporation †	7,633	565,071
Integer Holdings Corporation †	11,036	686,770
LivaNova plc †	17,123	869,333
Neuronetics Incorporated †	76,793	244,202
Teleflex Incorporated	2,391	481,691
ViewRay Incorporated †	151,414	551,147
		4,315,083
Health care providers & services: 1.66%
HealthEquity Incorporated †	9,306	625,084
Health care technology: 0.60%
Schrodinger Incorporated †	8,957	223,746
Life sciences tools & services: 3.46%
Azenta Incorporated	11,133	477,160
Bruker Corporation	10,687	567,052
Codexis Incorporated †	24,647	149,361
Sotera Health Company †	15,400	105,028
		1,298,601
Industrials: 18.65%
Building products: 5.84%
Armstrong World Industries Incorporated	8,805	697,620
Masonite International Corporation †	11,708	834,663
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Building products (continued)
Tecnoglass Incorporated «	13,611	$ 285,695
The AZEK Company Incorporated †	22,558	374,914
		2,192,892
Commercial services & supplies: 2.81%
Steelcase Incorporated Class A	48,614	316,963
Stericycle Incorporated †	17,513	737,472
		1,054,435
Construction & engineering: 1.36%
APi Group Corporation †	38,584	512,009
Electrical equipment: 3.33%
Atkore Incorporated †	10,801	840,426
Regal Rexnord Corporation	2,933	411,676
		1,252,102
Machinery: 1.77%
SPX Technologies Incorporated †	12,042	664,959
Road & rail: 1.05%
Ryder System Incorporated	5,224	394,360
Trading companies & distributors: 2.49%
Air Lease Corporation	18,537	574,832
Herc Holdings Incorporated	3,454	358,802
		933,634
Information technology: 13.71%
Communications equipment: 0.41%
Infinera Corporation †	31,630	153,089
Electronic equipment, instruments & components: 1.49%
Littelfuse Incorporated	2,821	560,504
IT services: 1.57%
WNS Holdings Limited ADR †	7,206	589,739
Semiconductors & semiconductor equipment: 1.17%
Macom Technology Solutions Holdings Incorporated †	8,473	438,817
Software: 9.07%
8x8 Incorporated †	24,642	85,015
Benefitfocus Incorporated †	24,120	153,162
CommVault Systems Incorporated †	8,565	454,288
Instructure Holdings Incorporated †«	26,498	590,375
New Relic Incorporated †	5,268	302,278
Pagerduty Incorporated †	23,250	536,378
Q2 Holdings Incorporated †	11,793	379,735
Riskified Limited Class A †«	14,558	57,359
SPS Commerce Incorporated †	3,709	460,769
WalkMe Limited †«	45,824	389,504
		3,408,863
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Materials: 9.84%
Chemicals: 6.65%
Ashland Global Holdings Incorporated	8,917	$ 846,847
Olin Corporation	13,621	584,068
Quaker Chemical Corporation	3,990	576,076
Westlake Chemical Corporation	5,621	488,352
		2,495,343
Containers & packaging: 1.55%
Silgan Holdings Incorporated	13,879	583,473
Metals & mining: 1.64%
Reliance Steel & Aluminum Company	3,535	616,539
Real estate: 5.16%
Equity REITs: 5.16%
American Homes 4 Rent Class A	18,583	609,708
Apartment Income REIT Corporation	11,954	461,663
Four Corners Property Trust Incorporated	17,609	425,962
Terreno Realty Corporation	8,287	439,128
		1,936,461
Total Common stocks (Cost $39,117,401)		35,945,459

Investment companies: 1.34%
Exchange-traded funds: 1.34%
SPDR S&P Biotech ETF «	6,334	502,413
Total Investment companies (Cost $834,809)		502,413

		Yield
Short-term investments: 7.78%
Investment companies: 7.78%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	1,389,201	1,389,201
Securities Lending Cash Investments LLC ♠∩∞		3.08	1,533,775	1,533,775
Total Short-term investments (Cost $2,922,976)				2,922,976
Total investments in securities (Cost $42,875,186)	104.83%			39,370,848
Other assets and liabilities, net	(4.83)			(1,812,392)
Total net assets	100.00%			$37,558,456

†	Non-income-earning security
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Small Cap Fund

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$ 594,684	$4,846,113	$(4,051,596)	$0	$0	$ 1,389,201	1,389,201	$ 5,954
Securities Lending Cash Investments LLC	1,552,990	6,160,465	(6,179,680)	0	0	1,533,775	1,533,775	14,123 #
				$0	$0	$2,922,976		$20,077

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  13

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $1,494,049 of securities loaned), at value (cost $39,952,210)	$ 36,447,872
Investments in affiliated securities, at value (cost $2,922,976)	2,922,976
Receivable for investments sold	453,310
Receivable for dividends	27,702
Receivable for Fund shares sold	22,357
Receivable for securities lending income, net	746
Prepaid expenses and other assets	80,099
Total assets	39,955,062
Liabilities
Payable upon receipt of securities loaned	1,533,775
Payable for investments purchased	771,482
Payable for Fund shares redeemed	27,393
Management fee payable	11,152
Administration fees payable	6,855
Trustees’ fees and expenses payable	3,342
Distribution fee payable	22
Accrued expenses and other liabilities	42,585
Total liabilities	2,396,606
Total net assets	$37,558,456
Net assets consist of
Paid-in capital	$ 34,937,446
Total distributable earnings	2,621,010
Total net assets	$37,558,456
Computation of net asset value and offering price per share
Net assets – Class A	$ 31,984,026
Shares outstanding – Class A1	1,288,149
Net asset value per share – Class A	$24.83
Maximum offering price per share – Class A2	$26.34
Net assets – Class C	$ 29,983
Shares outstanding – Class C1	1,382
Net asset value per share – Class C	$21.70
Net assets – Class R6	$ 813,293
Shares outstanding – Class R6[1]	30,855
Net asset value per share – Class R6	$26.36
Net assets – Administrator Class	$ 325,293
Shares outstanding – Administrator Class[1]	12,721
Net asset value per share – Administrator Class	$25.57
Net assets – Institutional Class	$ 4,405,861
Shares outstanding – Institutional Class[1]	168,334
Net asset value per share – Institutional Class	$26.17
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Small Cap Fund

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends	$ 183,045
Income from affiliated securities	10,752
Total investment income	193,797
Expenses
Management fee	183,814
Administration fees
Class A	38,867
Class C	45
Class R6	142
Administrator Class	195
Institutional Class	3,215
Shareholder servicing fees
Class A	46,270
Class C	53
Administrator Class	373
Distribution fee
Class C	159
Custody and accounting fees	7,976
Professional fees	24,210
Registration fees	27,814
Shareholder report expenses	19,507
Trustees’ fees and expenses	11,176
Other fees and expenses	2,030
Total expenses	365,846
Less: Fee waivers and/or expense reimbursements
Fund-level	(104,067)
Class A	(10,180)
Class C	(1)
Class R6	(32)
Administrator Class	(11)
Institutional Class	(196)
Net expenses	251,359
Net investment loss	(57,562)
Realized and unrealized gains (losses) on investments
Net realized gains on investments	9,807
Net change in unrealized gains (losses) on investments	(9,536,160)
Net realized and unrealized gains (losses) on investments	(9,526,353)
Net decrease in net assets resulting from operations	$(9,583,915)
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  15

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment loss		$ (57,562)		$ (273,654)
Net realized gains on investments		9,807		8,162,825
Net change in unrealized gains (losses) on investments		(9,536,160)		(7,318,854)
Net increase (decrease) in net assets resulting from operations		(9,583,915)		570,317
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(8,202,400)
Class C		0		(13,229)
Class R6		0		(166,835)
Administrator Class		0		(76,156)
Institutional Class		0		(1,065,163)
Total distributions to shareholders		0		(9,523,783)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	15,669	425,047	63,622	2,219,863
Class C	0	0	2,679	92,317
Class R6	5,650	159,678	7,280	281,475
Administrator Class	2,720	71,140	2,330	86,569
Institutional Class	6,744	204,414	8,764	343,421
		860,279		3,023,645
Reinvestment of distributions
Class A	0	0	241,326	7,944,449
Class C	0	0	457	13,229
Class R6	0	0	4,790	166,835
Administrator Class	0	0	1,824	61,820
Institutional Class	0	0	28,785	996,275
		0		9,182,608
Payment for shares redeemed
Class A	(104,416)	(2,963,321)	(161,278)	(5,903,305)
Class C	(826)	(20,264)	(4,193)	(145,645)
Class R6	(4,271)	(124,500)	(6,311)	(255,377)
Administrator Class	(280)	(7,807)	(5,921)	(211,605)
Institutional Class	(6,666)	(187,425)	(210,359)	(8,645,948)
		(3,303,317)		(15,161,880)
Net decrease in net assets resulting from capital share transactions		(2,443,038)		(2,955,627)
Total decrease in net assets		(12,026,953)		(11,909,093)
Net assets
Beginning of period		49,585,409		61,494,502
End of period		$ 37,558,456		$ 49,585,409
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$31.03	$37.77	$19.77	$30.27	$31.46	$28.92
Net investment income (loss)	(0.04) [1]	(0.20) [1]	(0.07) [1]	0.02 [1]	(0.04) [1]	(0.08) [1]
Net realized and unrealized gains (losses) on investments	(6.16)	0.52	18.10	(8.43)	(1.15)	2.62
Total from investment operations	(6.20)	0.32	18.03	(8.41)	(1.19)	2.54
Distributions to shareholders from
Net investment income	0.00	0.00	(0.03)	0.00	0.00	0.00
Net realized gains	0.00	(7.06)	0.00	(2.09)	0.00	0.00
Total distributions to shareholders	0.00	(7.06)	(0.03)	(2.09)	0.00	0.00
Net asset value, end of period	$24.83	$31.03	$37.77	$19.77	$30.27	$31.46
Total return[2]	(19.98)%	(0.22)%	91.20%	(30.24)%	(3.78)%	8.78%
Ratios to average net assets (annualized)
Gross expenses	1.74%	1.67%	1.68%	1.60%	1.54%	1.54%
Net expenses	1.21%	1.21%	1.32%	1.33%	1.35%	1.35%
Net investment income (loss)	(0.31)%	(0.54)%	(0.24)%	0.05%	(0.11)%	(0.26)%
Supplemental data
Portfolio turnover rate	12%	37%	55%	41%	34%	27%
Net assets, end of period (000s omitted)	$31,984	$42,732	$46,580	$27,115	$44,028	$50,993

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$27.22	$34.21	$18.03	$27.98	$29.30	$27.14
Net investment loss	(0.13) [1]	(0.43) [1]	(0.23) [1]	(0.20) [1]	(0.25) [1]	(0.28) [1]
Net realized and unrealized gains (losses) on investments	(5.39)	0.50	16.41	(7.66)	(1.07)	2.44
Total from investment operations	(5.52)	0.07	16.18	(7.86)	(1.32)	2.16
Distributions to shareholders from
Net realized gains	0.00	(7.06)	0.00	(2.09)	0.00	0.00
Net asset value, end of period	$21.70	$27.22	$34.21	$18.03	$27.98	$29.30
Total return[2]	(20.31)%	(1.02)%	89.74%	(30.76)%	(4.51)%	7.96%
Ratios to average net assets (annualized)
Gross expenses	2.49%	2.40%	2.44%	2.34%	2.29%	2.29%
Net expenses	1.98%	1.98%	2.09%	2.10%	2.10%	2.10%
Net investment loss	(1.09)%	(1.27)%	(0.94)%	(0.73)%	(0.85)%	(1.02)%
Supplemental data
Portfolio turnover rate	12%	37%	55%	41%	34%	27%
Net assets, end of period (000s omitted)	$30	$60	$112	$190	$526	$840

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class R6	Six months ended September 30, 2022 (unaudited)	2022	2021 [1]
Net asset value, beginning of period	$32.88	$39.46	$25.43
Net investment income (loss)	0.02 [2]	(0.05) [2]	0.03 [2]
Net realized and unrealized gains (losses) on investments	(6.54)	0.53	14.09
Total from investment operations	(6.52)	0.48	14.12
Distributions to shareholders from
Net investment income	0.00	0.00	(0.09)
Net realized gains	0.00	(7.06)	0.00
Total distributions to shareholders	0.00	(7.06)	(0.09)
Net asset value, end of period	$26.36	$32.88	$39.46
Total return[3]	(19.83)%	0.23%	55.58%
Ratios to average net assets (annualized)
Gross expenses	1.31%	1.24%	1.23%
Net expenses	0.80%	0.80%	0.88%
Net investment income (loss)	0.10%	(0.13)%	0.09%
Supplemental data
Portfolio turnover rate	12%	37%	55%
Net assets, end of period (000s omitted)	$813	$969	$936

[1]	For the period from May 29, 2020 (commencement of class operations) to March 31, 2021
[2]	Calculated based upon average shares outstanding
[3]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$31.95	$38.67	$20.23	$30.89	$32.06	$29.43
Net investment income (loss)	(0.03) [1]	(0.17) [1]	(0.01) [1]	0.05 [1]	0.01 [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(6.35)	0.51	18.51	(8.62)	(1.18)	2.66
Total from investment operations	(6.38)	0.34	18.50	(8.57)	(1.17)	2.63
Distributions to shareholders from
Net investment income	0.00	0.00	(0.06)	0.00	0.00	0.00
Net realized gains	0.00	(7.06)	0.00	(2.09)	0.00	0.00
Total distributions to shareholders	0.00	(7.06)	(0.06)	(2.09)	0.00	0.00
Net asset value, end of period	$25.57	$31.95	$38.67	$20.23	$30.89	$32.06
Total return[2]	(19.94)%	(0.16)%	91.48%	(30.15)%	(3.65)%	8.94%
Ratios to average net assets (annualized)
Gross expenses	1.66%	1.59%	1.61%	1.51%	1.46%	1.46%
Net expenses	1.15%	1.15%	1.20%	1.20%	1.20%	1.20%
Net investment income (loss)	(0.23)%	(0.46)%	(0.02)%	0.17%	0.05%	(0.10)%
Supplemental data
Portfolio turnover rate	12%	37%	55%	41%	34%	27%
Net assets, end of period (000s omitted)	$325	$329	$466	$450	$1,165	$1,347

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Small Cap Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$32.66	$39.29	$20.58	$31.33	$32.45	$29.73
Net investment income (loss)	(0.00) [1,2]	(0.11) [1]	0.02 [1]	0.12 [1]	0.08 [1]	0.03 [1]
Net realized and unrealized gains (losses) on investments	(6.49)	0.54	18.87	(8.78)	(1.20)	2.69
Total from investment operations	(6.49)	0.43	18.89	(8.66)	(1.12)	2.72
Distributions to shareholders from
Net investment income	0.00	0.00	(0.18)	(0.00) [3]	0.00	0.00
Net realized gains	0.00	(7.06)	0.00	(2.09)	0.00	0.00
Total distributions to shareholders	0.00	(7.06)	(0.18)	(2.09)	0.00	0.00
Net asset value, end of period	$26.17	$32.66	$39.29	$20.58	$31.33	$32.45
Total return[4]	(19.84)%	0.09%	91.87%	(30.00)%	(3.45)%	9.15%
Ratios to average net assets (annualized)
Gross expenses	1.41%	1.33%	1.35%	1.27%	1.21%	1.21%
Net expenses	0.90%	0.90%	0.98%	1.00%	1.00%	1.00%
Net investment income (loss)	(0.00) %	(0.28)%	0.08%	0.38%	0.24%	0.08%
Supplemental data
Portfolio turnover rate	12%	37%	55%	41%	34%	27%
Net assets, end of period (000s omitted)	$4,406	$5,496	$13,401	$11,305	$21,398	$28,032

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Amount is less than $0.005.
[4]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Small Cap Fund  |  21

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Small Cap Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Income dividends and capital gain distributions from investment companies are recorded on the ex-dividend date. Capital gain distributions from investment companies are treated as realized gains.

22  |  Allspring Small Cap Fund

Notes to financial statements (unaudited)
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $42,861,556 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 5,438,820
Gross unrealized losses	(8,929,528)
Net unrealized losses	$(3,490,708)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

Allspring Small Cap Fund  |  23

Notes to financial statements (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 632,199	$0	$0	$ 632,199
Consumer discretionary	3,195,000	0	0	3,195,000
Consumer staples	1,948,332	0	0	1,948,332
Financials	4,857,883	0	0	4,857,883
Health care	7,524,826	0	0	7,524,826
Industrials	7,004,391	0	0	7,004,391
Information technology	5,151,012	0	0	5,151,012
Materials	3,695,355	0	0	3,695,355
Real estate	1,936,461	0	0	1,936,461
Investment companies	502,413	0	0	502,413
Short-term investments
Investment companies	2,922,976	0	0	2,922,976
Total assets	$39,370,848	$0	$0	$39,370,848
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.85% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments

24  |  Allspring Small Cap Fund

Notes to financial statements (unaudited)
Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.23%
Class C	1.98
Class R6	0.80
Administrator Class	1.15
Institutional Class	0.90
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $21 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.

Allspring Small Cap Fund  |  25

Notes to financial statements (unaudited)
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $5,019,532 and $8,017,269, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$551,346	$(551,346)	$0
JPMorgan Securities LLC	167,505	(167,505)	0
National Financial Services LLC	270,255	(270,255)	0
SG Americas Securities LLC	473,160	(473,160)	0
UBS Securities LLC	31,783	(31,783)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

26  |  Allspring Small Cap Fund

Notes to financial statements (unaudited)
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Small Cap Fund  |  27

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

28  |  Allspring Small Cap Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Small Cap Fund  |  29

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

30  |  Allspring Small Cap Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Small Cap Fund  |  31

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

32  |  Allspring Small Cap Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00367 11-22
SA242/SAR242 09-22

Semi-Annual Report
September 30, 2022
Allspring
Special Small Cap Value Fund

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Special Small Cap Value Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Special Small Cap Value Fund for the six-month period that ended September 30, 2022. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Special Small Cap Value Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Special Small Cap Value Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Special Small Cap Value Fund

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Performance highlights (unaudited)
This Fund is currently closed to most new investors.*
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Brian Martin, CFA®‡, James M. Tringas, CFA®‡, Bryant VanCronkhite, CFA®‡

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (ESPAX)	5-7-1993	-22.38	1.76	8.18	-17.64	2.97	8.82	1.24	1.24
Class C (ESPCX)	12-12-2000	-19.27	2.22	8.18	-18.27	2.22	8.18	1.99	1.99
Class R (ESPHX)[3]	9-30-2015	–	–	–	-17.86	2.71	8.56	1.49	1.49
Class R6 (ESPRX)[4]	10-31-2014	–	–	–	-17.29	3.42	9.28	0.81	0.81
Administrator Class (ESPIX)	7-23-1996	–	–	–	-17.58	3.06	8.98	1.16	1.16
Institutional Class (ESPNX)	7-30-2010	–	–	–	-17.37	3.33	9.22	0.91	0.91
Russell 2000® Value Index[5]	–	–	–	–	-17.69	2.87	7.94	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Class R, Class R6, Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.31% for Class A, 2.06% for Class C, 1.56% for Class R, 0.89% for Class R6, 1.20% for Administrator Class, and 0.94% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Class R shares prior to their inception reflects the performance of the Institutional Class shares, adjusted to reflect the higher expenses applicable to the Class R shares.
[4]	Historical performance shown for the Class R6 shares prior to their inception reflects the performance of the Institutional Class shares, and includes the higher expenses applicable to the Institutional Class shares. If these expenses had not been included, returns for the Class R6 shares would be higher.
[5]	The Russell 2000® Value Index measures the performance of those Russell 2000 companies with lower price/book ratios and lower forecasted growth values. You cannot invest directly in an index.
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
* Please see the Fund’s current Statement of Additional Information for further details.

6  |  Allspring Special Small Cap Value Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
Mueller Industries Incorporated	4.07
Innospec Incorporated	3.25
Franklin Electric Company Incorporated	3.05
J & J Snack Foods Corporation	2.86
Eagle Materials Incorporated	2.64
UMB Financial Corporation	2.50
CSW Industrials Incorporated	2.25
Avient Corporation	2.10
Mativ Holdings Inc	1.77
Silgan Holdings Incorporated	1.59
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.

Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Special Small Cap Value Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 804.21	$ 5.70	1.26%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.75	$ 6.38	1.26%
Class C
Actual	$1,000.00	$ 801.05	$ 9.03	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10	2.00%
Class R
Actual	$1,000.00	$ 803.09	$ 6.83	1.51%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$ 7.64	1.51%
Class R6
Actual	$1,000.00	$ 805.86	$ 3.76	0.83%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.91	$ 4.20	0.83%
Administrator Class
Actual	$1,000.00	$ 804.58	$ 5.25	1.16%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.25	$ 5.87	1.16%
Institutional Class
Actual	$1,000.00	$ 805.62	$ 4.21	0.93%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.41	$ 4.71	0.93%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 95.08%
Communication services: 0.47%
Media: 0.47%
DallasNews Corporation Class A ♠	436,597	$ 2,025,810
Thryv Holdings Incorporated †	860,400	19,642,932
		21,668,742
Consumer discretionary: 6.64%
Auto components: 0.54%
Holley Incorporated †«	6,099,043	24,701,124
Hotels, restaurants & leisure: 3.63%
Denny’s Corporation ♠†	4,560,412	42,913,477
Dine Brands Global Incorporated ♠	993,743	63,162,305
Jack In The Box Incorporated	815,800	60,426,306
		166,502,088
Household durables: 1.43%
Helen of Troy Limited †	563,533	54,347,123
Tupperware Brands Corporation ♠†	1,751,837	11,474,532
		65,821,655
Multiline retail: 0.39%
Franchise Group Incorporated	733,421	17,822,130
Textiles, apparel & luxury goods: 0.65%
Delta Apparel Incorporated ♠†	602,202	8,424,806
Steven Madden Limited	798,100	21,285,327
		29,710,133
Consumer staples: 8.34%
Beverages: 0.84%
Primo Water Corporation	3,078,389	38,633,782
Food products: 4.38%
J & J Snack Foods Corporation ♠	1,015,608	131,490,768
Nomad Foods Limited †	3,325,728	47,225,338
Tootsie Roll Industries Incorporated	672,640	22,385,459
		201,101,565
Household products: 3.12%
Central Garden & Pet Company ♠†	813,322	29,312,125
Central Garden & Pet Company Class A †	1,267,151	43,285,878
Spectrum Brands Holdings Incorporated ##«	1,803,094	70,374,759
		142,972,762
Energy: 7.30%
Energy equipment & services: 1.74%
Forum Energy Technologies Incorporated †	172,344	3,660,587
Liberty Oilfield Services Class A †	1,584,371	20,089,824
Patterson-UTI Energy Incorporated	4,803,848	56,108,945
		79,859,356
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Oil, gas & consumable fuels: 5.56%
Alto Ingredients Incorporated †	2,132,188	$ 7,761,164
Berry Corporation	2,139,686	16,047,645
Callon Petroleum Company †##	534,930	18,727,899
Chord Energy Corporation	449,912	61,534,464
Magnolia Oil & Gas Corporation Class A	2,941,984	58,280,703
Nordic American Tankers Limited «	3,711,011	9,908,399
Northern Oil and Gas Incorporated	908,210	24,894,036
Southwestern Energy Company †##	9,482,980	58,035,838
		255,190,148
Financials: 16.75%
Banks: 7.27%
Associated Banc Corporation	1,955,756	39,271,580
CVB Financial Corporation	832,774	21,085,838
First Hawaiian Incorporated	1,022,658	25,188,067
Hancock Whitney Corporation	1,038,240	47,561,774
Renasant Corporation	1,132,774	35,433,171
South State Corporation	637,618	50,448,336
UMB Financial Corporation	1,360,980	114,717,004
		333,705,770
Capital markets: 1.16%
Apollo Investment Corporation	1,873,186	19,143,961
Capitol Investment Corporation V	1,250,000	549,250
Glassbridge Enterprises Incorporated ♠†«	1,527	38,175
New Mountain Finance Corporation	2,515,550	29,004,292
Pershing Square Escrow Shares ♦†	1,415,995	0
Westwood Holdings Group Incorporated ♠	446,683	4,301,557
		53,037,235
Diversified financial services: 0.75%
Jackson Financial Incorporation Class A	1,247,661	34,622,593
Insurance: 4.95%
CNO Financial Group Incorporated	747,092	13,425,243
Enstar Group Limited †	308,502	52,318,854
National Western Life Group Class A	68,833	11,756,676
ProAssurance Corporation	1,230,100	23,999,251
Stewart Information Services Corporation	1,316,802	57,465,239
The Hanover Insurance Group Incorporated	530,177	67,936,881
		226,902,144
Mortgage REITs: 2.62%
AGNC Investment Corporation	3,643,200	30,675,744
Apollo Commercial Real Estate Finance Incorporated	2,404,190	19,954,777
New York Mortgage Trust Incorporated	11,637,106	27,230,828
Two Harbors Investment Corporation	12,763,196	42,373,811
		120,235,160
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Health care: 4.87%
Health care equipment & supplies: 0.88%
Enovis Corporation	113,800	$ 5,242,766
Varex Imaging Corporation †	1,675,689	35,424,065
		40,666,831
Health care providers & services: 1.88%
Owens & Minor Incorporated	1,732,034	41,742,019
Patterson Companies Incorporated	1,127,665	27,086,513
Premier Incorporated Class A	515,737	17,504,114
		86,332,646
Life sciences tools & services: 0.74%
Azenta Incorporated	790,241	33,869,729
Pharmaceuticals: 1.37%
Perrigo Company plc	752,251	26,825,271
Prestige Consumer Healthcare Incorporated †	720,526	35,903,811
		62,729,082
Industrials: 29.16%
Aerospace & defense: 0.69%
Parsons Corporation †	808,516	31,693,827
Air freight & logistics: 0.19%
GXO Logistics Incorporated †	249,757	8,756,480
Building products: 6.75%
CSW Industrials Incorporated ♠	862,581	103,337,204
Griffon Corporation	1,609,799	47,521,266
Janus International Group Incorporated †	2,443,102	21,792,470
JELD-WEN Holding Incorporated †	681,621	5,964,184
Quanex Building Products Corporation ♠	2,782,780	50,535,285
Simpson Manufacturing Company Incorporated	546,267	42,827,333
UFP Industries Incorporated	522,259	37,686,209
		309,663,951
Commercial services & supplies: 2.34%
ACCO Brands Corporation	3,845,700	18,843,932
Custom Truck One Source Incorporated	3,475,000	20,259,250
Ennis Incorporated ♠	1,256,422	25,291,775
Harsco Corporation †	1,319,631	4,935,420
Matthews International Corporation Class A	221,500	4,963,815
Viad Corporation ♠†	1,050,007	33,159,221
		107,453,413
Construction & engineering: 0.99%
APi Group Corporation †	3,407,467	45,217,087
Electrical equipment: 1.55%
Atkore Incorporated †##	742,609	57,782,406
Babcock & Wilcox Enterprises Incorporated †	2,119,231	13,520,694
		71,303,100
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Machinery: 12.36%
Alamo Group Incorporated	291,849	$ 35,684,377
Columbus McKinnon Corporation	961,117	25,142,821
Douglas Dynamics Incorporated ♠	1,848,821	51,803,964
Franklin Electric Company Incorporated	1,710,869	139,795,106
Hillenbrand Incorporated	578,157	21,229,925
Hillman Group Incorporated	3,622,900	27,316,666
Hillman Solutions Corporation †	2,182,381	16,455,153
Kadant Incorporated	305,289	50,925,258
Mayville Engineering Company Incorporated †	1,628,924	10,604,295
Mueller Industries Incorporated ♠##	3,139,496	186,611,642
NN Incorporated †«	946,098	1,617,828
		567,187,035
Professional services: 2.63%
CBIZ Incorporated †	1,637,002	70,030,946
Korn Ferry International	1,073,437	50,397,867
		120,428,813
Road & rail: 0.84%
Werner Enterprises Incorporated	1,028,689	38,678,706
Trading companies & distributors: 0.82%
Air Lease Corporation	956,100	29,648,661
Custom Truck One Source Incorporated †«	1,350,793	7,875,123
		37,523,784
Information technology: 4.23%
Electronic equipment, instruments & components: 1.53%
Belden Incorporated	1,169,293	70,180,966
IT services: 2.19%
Concentrix Corporation	114,200	12,748,146
Euronet Worldwide Incorporated †	75,000	5,682,000
Global Blue Group Holding AG	4,536,904	21,005,866
Kyndryl Holdings Incorporated †	3,264,489	26,997,324
Maximus Incorporated	588,400	34,050,708
		100,484,044
Software: 0.51%
E2open Parent Holding Incorporated †	3,077,572	18,680,862
Synchronoss Technologies Incorporated †	4,327,500	4,933,350
		23,614,212
Materials: 16.09%
Chemicals: 8.35%
Avient Corporation	3,176,901	96,260,100
Diversey Holdings Limited †	2,050,560	9,965,722
Ecovyst Incorporated †	3,945,238	33,297,809
Element Solutions Incorporated	668,592	10,877,992
Innospec Incorporated ♠	1,740,494	149,108,121
Minerals Technologies Incorporated	229,756	11,352,244
NewMarket Corporation	240,293	72,287,343
		383,149,331
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Construction materials: 2.64%
Eagle Materials Incorporated	1,131,401	$ 121,263,559
Containers & packaging: 3.33%
Myers Industries Incorporated	1,671,660	27,532,240
Silgan Holdings Incorporated	1,730,665	72,757,157
Trimas Corporation	2,094,063	52,498,159
		152,787,556
Paper & forest products: 1.77%
Mativ Holdings Inc ♠	3,679,722	81,248,262
Real estate: 0.56%
Equity REITs: 0.56%
Washington REIT	1,450,410	25,469,200
Utilities: 0.67%
Electric utilities: 0.67%
Hawaiian Electric Industries Incorporated	889,664	30,835,754
Total Common stocks (Cost $4,481,047,607)		4,363,023,755

Investment companies: 1.13%
Mutual funds: 1.13%
iShares Russell 2000 Index ETF	314,275	51,830,233
Total Investment companies (Cost $56,092,263)		51,830,233

		Yield
Short-term investments: 2.76%
Investment companies: 2.76%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	124,897,784	124,897,784
Securities Lending Cash Investments LLC ♠∩∞		3.08	1,780,491	1,780,491
Total Short-term investments (Cost $126,678,275)				126,678,275
Total investments in securities (Cost $4,663,818,145)	98.97%			4,541,532,263
Other assets and liabilities, net	1.03			47,327,948
Total net assets	100.00%			$4,588,860,211

†	Non-income-earning security
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.
##	All or a portion of this security is segregated as collateral for investments in derivative instruments.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  13

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Common Stocks
Central Garden & Pet Company†	$ 35,722,863	$ 29,713	$ 0	$ 0	$ (6,440,451)	$ 29,312,125	813,322	$ 0
CSW Industrials Incorporated	100,337,313	1,056,901	0	0	1,942,990	103,337,204	862,581	293,159
DallasNews Corporation Class A	3,757,683	0	(850,593)	(2,637,121)	1,755,841	2,025,810	436,597	827,663
Delta Apparel Incorporated†	17,924,703	13,759	0	0	(9,513,656)	8,424,806	602,202	0
Denny’s Corporation†	64,584,064	639,745	0	0	(22,310,332)	42,913,477	4,560,412	0
Dine Brands Global Incorporated	81,172,687	375,259	(3,634,052)	(546,554)	(14,205,035)	63,162,305	993,743	1,525,939
Douglas Dynamics Incorporated	63,549,474	367,932	0	0	(12,113,442)	51,803,964	1,848,821	1,071,852
Ennis Incorporated	24,606,270	0	(1,490,593)	(72,749)	2,248,847	25,291,775	1,256,422	649,163
Glassbridge Enterprises Incorporated†	9,926	0	0	0	28,249	38,175	1,527	0
Innospec Incorporated	165,737,985	597,281	(5,706,497)	(172,528)	(11,348,120)	149,108,121	1,740,494	1,923,345
J & J Snack Foods Corporation	158,418,985	2,481,150	(3,201,873)	(713,077)	(25,494,417)	131,490,768	1,015,608	1,288,927
Mativ Holdings Inc	0	154,683,625	0	(291,456)	(73,143,907)	81,248,262	3,679,722	2,819,690
Mueller Industries Incorporated	171,377,466	5,668,024	(8,289,414)	1,887,638	15,967,928	186,611,642	3,139,496	2,066,467
Quanex Building Products Corporation	56,833,951	1,570,736	0	0	(7,869,402)	50,535,285	2,782,780	442,860
Tupperware Brands Corporation†	51,130,899	1,062,750	(7,268,001)	(12,246,733)	(21,204,383)	11,474,532	1,751,837	0
Viad Corporation†	42,137,421	178,001	(5,425,336)	(2,436,258)	(1,294,606)	33,159,221	1,050,007	0
Westwood Holdings Group Incorporated	6,843,184	0	0	0	(2,541,627)	4,301,557	446,683	134,005
Short-term investments
Allspring Government Money Market Fund Select Class	110,061,302	581,217,415	(566,380,933)	0	0	124,897,784	124,897,784	787,652
Securities Lending Cash Investments LLC	3,452,615	47,086,421	(48,758,545)	0	0	1,780,491	1,780,491	74,466 #
Investments in affiliates no longer held at end of period
Neenah Incorporated	61,082,785	76,658	(98,150,707)	0	36,991,264	0	0	0
				$(17,228,838)	$(148,544,259)	$1,100,917,304		$13,905,188

†	Non-income-earning security
#	Amount shown represents income before fees and rebates.
Written options
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	$(2,000,000)	$ 80.00	10-21-2022	$ (70,000)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(2,125,000)	85.00	11-18-2022	(95,625)
J&J Snack Foods Corporation	Bank of America Securities Incorporated	(250)	(3,250,000)	130.00	11-18-2022	(157,500)
Mueller Industries Incorporated	Bank of America Securities Incorporated	(250)	(1,750,000)	70.00	10-21-2022	(8,125)
Mueller Industries Incorporated	Bank of America Securities Incorporated	(250)	(1,875,000)	75.00	12-16-2022	(12,392)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Special Small Cap Value Fund

Portfolio of investments—September 30, 2022 (unaudited)

Written options (continued)
Description	Counterparty	Number of contracts	Notional amount	Exercise price	Expiration date	Value
Call (continued)
Petroleum Company	Bank of America Securities Incorporated	(500)	$(2,000,000)	$ 40.00	10-21-2022	$ (48,750)
Southwestern Energy Company	Bank of America Securities Incorporated	(1,000)	(800,000)	8.00	10-21-2022	(3,000)
Spectrum Brands Holdings Incorporated	Bank of America Securities Incorporated	(250)	(1,250,000)	50.00	10-21-2022	(4,375)
Put
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(2,000,000)	80.00	10-21-2022	(118,750)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(2,125,000)	85.00	10-21-2022	(206,250)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(1,875,000)	75.00	11-18-2022	(123,750)
Atkore International Incorporated	Bank of America Securities Incorporated	(250)	(1,750,000)	70.00	11-18-2022	(74,375)
Avient Corporation	Bank of America Securities Incorporated	(500)	(1,750,000)	35.00	11-18-2022	(277,500)
Azenta Incorporated	Bank of America Securities Incorporated	(500)	(2,750,000)	55.00	10-21-2022	(597,500)
Chord Energy Corporation	Bank of America Securities Incorporated	(250)	(3,125,000)	125.00	10-21-2022	(80,000)
Concenrix Corporation	Bank of America Securities Incorporated	(500)	(6,000,000)	120.00	10-21-2022	(472,500)
Concentrix Corporation	Bank of America Securities Incorporated	(250)	(2,750,000)	110.00	11-18-2022	(151,250)
Enovis Corporation	Bank of America Securities Incorporated	(1,250)	(6,250,000)	50.00	10-21-2022	(490,625)
Euronet Worldwide Incorporated	Bank of America Securities Incorporated	(250)	(2,125,000)	85.00	10-21-2022	(248,750)
Petroleum Company	Bank of America Securities Incorporated	(250)	(875,000)	35.00	11-18-2022	(107,500)
Simpson Manufacturing Company Incorporated	Bank of America Securities Incorporated	(500)	(4,750,000)	95.00	10-21-2022	(835,000)
SM Energy Company	Bank of America Securities Incorporated	(1,000)	(4,000,000)	40.00	11-18-2022	(560,000)
Southwestern Energy Company	Bank of America Securities Incorporated	(1,000)	(700,000)	7.00	10-21-2022	(100,500)
						$(4,844,017)
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  15

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities (including $1,672,448 of securities loaned), at value (cost $3,575,390,707)	$ 3,440,614,959
Investments in affiliated securities, at value (cost $1,088,427,438)	1,100,917,304
Cash	37,999
Cash at broker segregated for written options	42,824,952
Receivable for investments sold	12,143,170
Receivable for dividends	10,121,254
Receivable for Fund shares sold	10,005,400
Receivable for securities lending income, net	3,013
Prepaid expenses and other assets	318,985
Total assets	4,616,987,036
Liabilities
Payable for Fund shares redeemed	11,414,680
Payable for investments purchased	5,424,249
Written options at value (premiums received $2,821,480)	4,844,017
Management fee payable	3,404,992
Payable upon receipt of securities loaned	1,780,491
Administration fees payable	485,048
Distribution fees payable	8,158
Trustees’ fees and expenses payable	3,331
Accrued expenses and other liabilities	761,859
Total liabilities	28,126,825
Total net assets	$4,588,860,211
Net assets consist of
Paid-in capital	$ 4,449,432,869
Total distributable earnings	139,427,342
Total net assets	$4,588,860,211
Computation of net asset value and offering price per share
Net assets – Class A	$ 646,036,343
Shares outstanding – Class A1	19,685,731
Net asset value per share – Class A	$32.82
Maximum offering price per share – Class A2	$34.82
Net assets – Class C	$ 7,402,259
Shares outstanding – Class C1	256,377
Net asset value per share – Class C	$28.87
Net assets – Class R	$ 11,799,184
Shares outstanding – Class R1	354,501
Net asset value per share – Class R	$33.28
Net assets – Class R6	$ 1,419,796,846
Shares outstanding – Class R6[1]	41,967,766
Net asset value per share – Class R6	$33.83
Net assets – Administrator Class	$ 102,049,147
Shares outstanding – Administrator Class[1]	3,022,905
Net asset value per share – Administrator Class	$33.76
Net assets – Institutional Class	$ 2,401,776,432
Shares outstanding – Institutional Class[1]	71,023,252
Net asset value per share – Institutional Class	$33.82
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Special Small Cap Value Fund

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $64,619)	$ 45,615,086
Income from affiliated securities	13,861,089
Total investment income	59,476,175
Expenses
Management fee	20,929,501
Administration fees
Class A	782,402
Class C	9,952
Class R	14,532
Class R6	245,430
Administrator Class	80,086
Institutional Class	1,868,353
Shareholder servicing fees
Class A	931,431
Class C	11,831
Class R	17,300
Administrator Class	147,622
Distribution fees
Class C	35,446
Class R	17,221
Custody and accounting fees	197,838
Professional fees	26,995
Registration fees	77,424
Shareholder report expenses	215,209
Trustees’ fees and expenses	11,191
Other fees and expenses	71,758
Total expenses	25,691,522
Less: Fee waivers and/or expense reimbursements
Class A	(1,214)
Class C	(1)
Administrator Class	(811)
Institutional Class	(16)
Net expenses	25,689,480
Net investment income	33,786,695
Realized and unrealized gains (losses) on investments
Net realized gains (losses) on
Unaffiliated securities	26,530,528
Affiliated securities	(17,228,838)
Written options	11,920,070
Net realized gains on investments	21,221,760
Net change in unrealized gains (losses) on
Unaffiliated securities	(1,028,759,435)
Affiliated securities	(148,544,259)
Written options	(1,736,658)
Net change in unrealized gains (losses) on investments	(1,179,040,352)
Net realized and unrealized gains (losses) on investments	(1,157,818,592)
Net decrease in net assets resulting from operations	$(1,124,031,897)
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  17

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment income		$ 33,786,695		$ 27,875,748
Net realized gains on investments		21,221,760		476,640,248
Net change in unrealized gains (losses) on investments		(1,179,040,352)		(343,672,729)
Net increase (decrease) in net assets resulting from operations		(1,124,031,897)		160,843,267
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(50,783,331)
Class C		0		(807,798)
Class R		0		(917,911)
Class R6		0		(114,036,990)
Administrator Class		0		(11,844,857)
Institutional Class		0		(204,793,322)
Total distributions to shareholders		0		(383,184,209)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	1,724,048	64,593,958	4,280,098	184,277,105
Class C	2,403	80,977	8,749	336,570
Class R	36,441	1,392,178	103,689	4,505,291
Class R6	4,392,528	168,917,725	15,549,670	685,689,346
Administrator Class	183,666	7,098,960	885,087	39,305,726
Institutional Class	9,383,869	362,214,803	24,127,132	1,060,759,280
		604,298,601		1,974,873,318
Reinvestment of distributions
Class A	0	0	1,121,289	46,807,127
Class C	0	0	21,112	778,823
Class R	0	0	21,670	917,911
Class R6	0	0	2,465,581	106,043,414
Administrator Class	0	0	273,495	11,744,267
Institutional Class	0	0	3,574,870	153,704,110
		0		319,995,652
Payment for shares redeemed
Class A	(1,570,413)	(59,134,399)	(4,682,744)	(200,722,890)
Class C	(45,485)	(1,498,067)	(101,436)	(3,882,504)
Class R	(42,181)	(1,590,002)	(107,696)	(4,664,636)
Class R6	(4,461,099)	(174,370,197)	(12,714,796)	(559,504,556)
Administrator Class	(398,930)	(15,414,367)	(2,444,640)	(105,093,900)
Institutional Class	(14,437,157)	(556,307,981)	(22,927,729)	(1,005,623,154)
		(808,315,013)		(1,879,491,640)
Net increase (decrease) in net assets resulting from capital share transactions		(204,016,412)		415,377,330
Total increase (decrease) in net assets		(1,328,048,309)		193,036,388
Net assets
Beginning of period		5,916,908,520		5,723,872,132
End of period		$ 4,588,860,211		$ 5,916,908,520
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Special Small Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$40.81	$42.37	$23.39	$31.74	$34.42	$33.15
Net investment income	0.18 [1]	0.07	0.14 [1]	0.24	0.22	0.24
Net realized and unrealized gains (losses) on investments	(8.17)	1.07	18.98	(8.00)	(0.69)	2.89
Total from investment operations	(7.99)	1.14	19.12	(7.76)	(0.47)	3.13
Distributions to shareholders from
Net investment income	0.00	(0.10)	(0.13)	(0.28)	(0.15)	(0.32)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.70)	(0.14)	(0.59)	(2.21)	(1.86)
Net asset value, end of period	$32.82	$40.81	$42.37	$23.39	$31.74	$34.42
Total return[2]	(19.58)%	2.56%	81.92%	(25.08)%	(0.87)%	9.42%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.24%	1.27%	1.27%	1.29%	1.31%
Net expenses	1.26%	1.24%	1.27%	1.27%	1.29%	1.31%
Net investment income	0.96%	0.17%	0.43%	0.75%	0.67%	0.66%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$646,036	$797,067	$797,193	$381,058	$526,656	$539,499

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  19

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$36.04	$37.90	$20.99	$28.49	$31.21	$30.19
Net investment income (loss)	0.03 [1]	(0.22) [1]	(0.08) [1]	(0.01) [1]	(0.05) [1]	(0.03) [1]
Net realized and unrealized gains (losses) on investments	(7.20)	0.96	17.00	(7.18)	(0.61)	2.64
Total from investment operations	(7.17)	0.74	16.92	(7.19)	(0.66)	2.61
Distributions to shareholders from
Net investment income	0.00	0.00	0.00	0.00	0.00	(0.05)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.59)
Net asset value, end of period	$28.87	$36.04	$37.90	$20.99	$28.49	$31.21
Total return[2]	(19.89)%	1.79%	80.71%	(25.65)%	(1.63)%	8.60%
Ratios to average net assets (annualized)
Gross expenses	2.00%	1.99%	2.01%	2.02%	2.04%	2.06%
Net expenses	2.00%	1.99%	2.01%	2.02%	2.04%	2.06%
Net investment income (loss)	0.17%	(0.58)%	(0.29)%	(0.04)%	(0.13)%	(0.10)%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$7,402	$10,792	$14,063	$11,419	$24,334	$53,145

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

20  |  Allspring Special Small Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class R	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.44	$43.01	$23.73	$32.20	$34.94	$33.73
Net investment income (loss)	0.14 [1]	(0.03)	0.07	0.16	0.18	0.17
Net realized and unrealized gains (losses) on investments	(8.30)	1.07	19.25	(8.12)	(0.74)	2.92
Total from investment operations	(8.16)	1.04	19.32	(7.96)	(0.56)	3.09
Distributions to shareholders from
Net investment income	0.00	(0.01)	(0.03)	(0.20)	(0.12)	(0.34)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.61)	(0.04)	(0.51)	(2.18)	(1.88)
Net asset value, end of period	$33.28	$41.44	$43.01	$23.73	$32.20	$34.94
Total return[2]	(19.69)%	2.27%	81.50%	(25.29)%	(1.11)%	9.13%
Ratios to average net assets (annualized)
Gross expenses	1.51%	1.49%	1.51%	1.52%	1.55%	1.57%
Net expenses	1.51%	1.49%	1.51%	1.52%	1.55%	1.56%
Net investment income (loss)	0.70%	(0.08)%	0.13%	0.46%	0.47%	0.43%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$11,799	$14,929	$14,733	$5,209	$6,656	$4,631

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  21

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class R6	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.98	$43.51	$24.00	$32.55	$35.25	$33.93
Net investment income	0.27 [1]	0.26 [1]	0.28	0.37	0.38	0.38 [1]
Net realized and unrealized gains (losses) on investments	(8.42)	1.10	19.49	(8.17)	(0.72)	2.97
Total from investment operations	(8.15)	1.36	19.77	(7.80)	(0.34)	3.35
Distributions to shareholders from
Net investment income	0.00	(0.29)	(0.25)	(0.44)	(0.30)	(0.49)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.89)	(0.26)	(0.75)	(2.36)	(2.03)
Net asset value, end of period	$33.83	$41.98	$43.51	$24.00	$32.55	$35.25
Total return[2]	(19.41)%	2.99%	82.77%	(24.78)%	(0.42)%	9.85%
Ratios to average net assets (annualized)
Gross expenses	0.83%	0.81%	0.84%	0.84%	0.86%	0.88%
Net expenses	0.83%	0.81%	0.84%	0.84%	0.86%	0.88%
Net investment income	1.38%	0.59%	0.84%	1.12%	1.16%	0.10%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$1,419,797	$1,764,529	$1,598,341	$580,535	$518,377	$254,801

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

22  |  Allspring Special Small Cap Value Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.96	$43.50	$24.00	$32.55	$35.22	$33.90
Net investment income	0.20 [1]	0.11 [1]	0.16 [1]	0.26 [1]	0.27 [1]	0.27 [1]
Net realized and unrealized gains (losses) on investments	(8.40)	1.09	19.48	(8.18)	(0.71)	2.97
Total from investment operations	(8.20)	1.20	19.64	(7.92)	(0.44)	3.24
Distributions to shareholders from
Net investment income	0.00	(0.14)	(0.13)	(0.32)	(0.17)	(0.38)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.74)	(0.14)	(0.63)	(2.23)	(1.92)
Net asset value, end of period	$33.76	$41.96	$43.50	$24.00	$32.55	$35.22
Total return[2]	(19.54)%	2.62%	82.13%	(25.03)%	(0.77)%	9.52%
Ratios to average net assets (annualized)
Gross expenses	1.17%	1.16%	1.19%	1.19%	1.21%	1.23%
Net expenses	1.16%	1.16%	1.18%	1.19%	1.20%	1.20%
Net investment income	1.03%	0.26%	0.51%	0.79%	0.74%	0.76%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$102,049	$135,870	$196,801	$105,286	$160,369	$229,992

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Special Small Cap Value Fund  |  23

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$41.98	$43.52	$24.01	$32.56	$35.27	$33.94
Net investment income	0.25 [1]	0.22 [1]	0.25 [1]	0.31	0.33	0.33
Net realized and unrealized gains (losses) on investments	(8.41)	1.08	19.50	(8.14)	(0.70)	3.01
Total from investment operations	(8.16)	1.30	19.75	(7.83)	(0.37)	3.34
Distributions to shareholders from
Net investment income	0.00	(0.24)	(0.23)	(0.41)	(0.28)	(0.47)
Net realized gains	0.00	(2.60)	(0.01)	(0.31)	(2.06)	(1.54)
Total distributions to shareholders	0.00	(2.84)	(0.24)	(0.72)	(2.34)	(2.01)
Net asset value, end of period	$33.82	$41.98	$43.52	$24.01	$32.56	$35.27
Total return[2]	(19.44)%	2.87%	82.59%	(24.85)%	(0.53)%	9.82%
Ratios to average net assets (annualized)
Gross expenses	0.93%	0.91%	0.94%	0.94%	0.96%	0.98%
Net expenses	0.93%	0.91%	0.93%	0.94%	0.94%	0.94%
Net investment income	1.27%	0.49%	0.77%	1.07%	1.04%	1.02%
Supplemental data
Portfolio turnover rate	13%	28%	40%	39%	32%	41%
Net assets, end of period (000s omitted)	$2,401,776	$3,193,721	$3,102,741	$1,465,398	$1,359,038	$1,196,501

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

24  |  Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Special Small Cap Value Fund (the "Fund") which is a diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Options that are listed on a foreign or domestic exchange or market are valued at the closing mid-price. Non-listed options are valued at the evaluated price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Options
The Fund may write covered call options or secured put options on individual securities and/or indexes. When the Fund writes an option, an amount equal to the premium received is recorded as a liability and is subsequently adjusted to the current market

Allspring Special Small Cap Value Fund  |  25

Notes to financial statements (unaudited)
value of the written option. Premiums received from written options that expire unexercised are recognized as realized gains on the expiration date. For exercised options, the difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as a realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in calculating the realized gain or loss on the sale. If a put option is exercised, the premium reduces the cost of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security and/or index underlying the written option.
The Fund may also purchase call or put options. Premiums paid are included in the Statement of Assets and Liabilities as investments, the values of which are subsequently adjusted based on the current market values of the options. Premiums paid for purchased options that expire are recognized as realized losses on the expiration date. Premiums paid for purchased options that are exercised or closed are added to the amount paid or offset against the proceeds received for the underlying security to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.
Options traded on an exchange are regulated and terms of the options are standardized. The Fund is subject to equity price risk. Purchased options traded over-the-counter expose the Fund to counterparty risk in the event the counterparty does not perform. This risk can be mitigated by having a master netting arrangement between the Fund and the counterparty and by having the counterparty post collateral to cover the Fund’s exposure to the counterparty.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $4,668,662,357 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 664,900,986
Gross unrealized losses	(794,053,617)
Net unrealized losses	$(129,152,631)
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

26  |  Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 21,668,742	$ 0	$0	$ 21,668,742
Consumer discretionary	304,557,130	0	0	304,557,130
Consumer staples	382,708,109	0	0	382,708,109
Energy	335,049,504	0	0	335,049,504
Financials	768,464,727	38,175	0	768,502,902
Health care	223,598,288	0	0	223,598,288
Industrials	1,337,906,196	0	0	1,337,906,196
Information technology	194,279,222	0	0	194,279,222
Materials	738,448,708	0	0	738,448,708
Real estate	25,469,200	0	0	25,469,200
Utilities	30,835,754	0	0	30,835,754
Investment companies	51,830,233	0	0	51,830,233
Short-term investments
Investment companies	126,678,275	0	0	126,678,275
Total assets	$4,541,494,088	$38,175	$0	$4,541,532,263
Liabilities
Written options	$ 4,831,625	$ 12,392	$0	$ 4,844,017
Total liabilities	$ 4,831,625	$12,392	$0	$ 4,844,017
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection

Allspring Special Small Cap Value Fund  |  27

Notes to financial statements (unaudited)
with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.825
Next $1 billion	0.800
Next $1 billion	0.775
Next $1 billion	0.750
Next $1 billion	0.730
Next $5 billion	0.720
Over $10 billion	0.710
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.77% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.55% and declining to 0.40% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Class R	0.21
Class R6	0.03
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:

28  |  Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Expense ratio caps
Class A	1.31%
Class C	2.06
Class R	1.56
Class R6	0.89
Administrator Class	1.20
Institutional Class	0.94
Distribution fees
The Trust has adopted a distribution plan for Class C and Class R shares pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to Class C and Class R shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares and 0.25% of the average daily net assets of Class R shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $665 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, Class R, and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $646,983,060 and $761,743,125, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2022, the Fund had securities lending transactions with the following counterparties which are subject to offset:

Allspring Special Small Cap Value Fund  |  29

Notes to financial statements (unaudited)
Counterparty	Value of securities on loan	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$ 12,810	$ (12,810)	$0
JPMorgan Securities LLC	105,000	(105,000)	0
National Financial Services LLC	766,238	(766,238)	0
UBS Securities LLC	788,400	(788,400)	0
1 Collateral received within this table is limited to the collateral for the net transaction with the counterparty.
7. DERIVATIVE TRANSACTIONS
During the six months ended September 30, 2022, the Fund entered into written options for hedging purposes and had an average of 16,245 written option contracts.
The fair value, realized gains or losses and change in unrealized gains or losses, if any, on derivative instruments are reflected in the corresponding financial statement captions.
The Fund's written option contracts are subject to a master netting arrangement. As of September 30, 2022, the Fund had written options contracts with the following counterparty which are subject to offset:
Counterparty	Value of written options	Collateral received[1]	Net amount
Bank of America Securities Incorporated	$4,844,017	$(4,844,017)	$0
1 Collateral pledged within this table is limited to the collateral for the net transaction with the counterparty.
8. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
9. CONCENTRATION RISKS
As of the end of the period, the Fund concentrated its portfolio of investments in industrials sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
10. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
11. REDEMPTIONS IN-KIND
During the year ended March 31, 2022, the Fund redeemed assets through in-kind redemptions for shareholders in Class R6. These redemption transactions are reflected on the Statement of Changes in Net Assets. The date of the redemption transaction, value of securities issued from the redemption, cash paid, realized gains (losses) and the percentage of the Fund redeemed by the shareholders was as follows:

30  |  Allspring Special Small Cap Value Fund

Notes to financial statements (unaudited)
Date	Value of securities issued	Cash	Realized gains (losses)	% of the Fund
11-8-2021	$ 31,199,229	$645,412	$ 17,188,502	0.50%
12. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

Allspring Special Small Cap Value Fund  |  31

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

32  |  Allspring Special Small Cap Value Fund

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

Allspring Special Small Cap Value Fund  |  33

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

34  |  Allspring Special Small Cap Value Fund

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

Allspring Special Small Cap Value Fund  |  35

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

36  |  Allspring Special Small Cap Value Fund

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00365 11-22
SA246/SAR246 09-22

Semi-Annual Report
September 30, 2022
Allspring Precious Metals Fund

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Precious Metals Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Precious Metals Fund for the six-month period that ended September 30, 2022. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.

[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.

[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.

[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.

[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Precious Metals Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Precious Metals Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Precious Metals Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael Bradshaw, CFA®‡, Oleg Makhorine

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EKWAX)	1-20-1998	-20.01	-0.19	-6.88	-15.12	1.00	-6.32	1.18	1.09
Class C (EKWCX)	1-29-1998	-16.74	0.24	-6.88	-15.74	0.24	-6.88	1.93	1.84
Administrator Class (EKWDX)	7-30-2010	–	–	–	-14.99	1.14	-6.19	1.10	0.95
Institutional Class (EKWYX)	2-29-2000	–	–	–	-14.86	1.30	-6.04	0.85	0.79
FTSE Gold Mines Index[3]	–	–	–	–	-19.59	1.01	-6.49	–	–
S&P 500 Index[4]	–	–	–	–	-15.47	9.24	11.70	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in precious metals related stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.09% for Class A, 1.84% for Class C, 0.95% for Administrator Class, and 0.79% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	FTSE Gold Mines Index is an unmanaged, open-ended index designed to reflect the performance of the worldwide market in the shares of companies whose principal activity is the mining of gold. You cannot invest directly in an index.
[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Precious Metals Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. Funds that concentrate their investments in limited sectors, such as gold-related investments, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to foreign investment risk, geographic, non-diversification risk, smaller-company securities risk, and subsidiary risk. Consult the Fund’s prospectus for additional information on these and other risks.
Ten largest holdings (%) as of September 30, 2022[1]
Franco-Nevada Corporation-Legend Shares	6.52
Barrick Gold Corporation	6.11
Agnico-Eagle Mines Limited	5.89
Gold Bullion	5.33
Endeavour Mining plc	5.31
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares	5.13
Royal Gold Incorporated	5.02
Kinross Gold Corporation	4.76
Gold Fields Limited ADR	4.55
B2Gold Corporation	4.15
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Country allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Precious Metals Fund  |  7

Consolidated fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Consolidated expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 664.71	$4.51	1.08%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.65	$5.47	1.08%
Class C
Actual	$1,000.00	$ 662.32	$7.67	1.84%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.84	$9.30	1.84%
Administrator Class
Actual	$1,000.00	$ 665.27	$3.97	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.31	$4.81	0.95%
Institutional Class
Actual	$1,000.00	$ 665.77	$3.30	0.79%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.11	$4.00	0.79%
1 Consolidated expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 93.94%
Australia: 7.42%
Capricorn Metals Limited (Materials, Metals & mining) †	300,000	$ 574,353
Evolution Mining Limited (Materials, Metals & mining)	1,400,000	1,826,407
Newcrest Mining Limited (Materials, Metals & mining)	702,294	7,710,613
Northern Star Resources Limited (Materials, Metals & mining)	1,536,412	7,693,264
		17,804,637
Canada: 64.79%
Agnico-Eagle Mines Limited (Materials, Metals & mining)	334,527	14,133,272
Agnico-Eagle Mines Limited-Legend Shares (Materials, Metals & mining)	35,000	1,478,050
Agnico-Eagle Mines Limited-U.S. Exchange Traded Shares (Materials, Metals & mining)	124,164	5,243,446
Alamos Gold Incorporated Class A (Materials, Metals & mining)	1,153,980	8,554,498
Artemis Gold Incorporated (Materials, Metals & mining) †	900,000	2,782,061
Ascot Resources Limited (Materials, Metals & mining) †	2,650,000	748,181
B2Gold Corporation (Materials, Metals & mining)	3,100,000	9,964,165
Barrick Gold Corporation (Materials, Metals & mining)	945,723	14,658,707
Centerra Gold Incorporated (Materials, Metals & mining)	200,000	880,298
Centerra Gold Incorporated-Legend Shares (Materials, Metals & mining) 144A	250,000	1,100,373
Dundee Precious Metals Incorporated (Materials, Metals & mining)	1,075,000	4,778,297
Franco-Nevada Corporation-Legend Shares (Materials, Metals & mining) 144A	130,948	15,641,525
Kinross Gold Corporation (Materials, Metals & mining)	3,032,483	11,415,580
Lundin Gold Incorporated (Materials, Metals & mining)	1,150,000	7,992,182
MAG Silver Corporation (Materials, Metals & mining) †	510,000	6,383,538
MAG Silver Corporation-Legend Shares (Materials, Metals & mining)	100,000	1,251,674
Marathon Gold Corporation (Materials, Metals & mining) †	1,300,000	997,575
Orla Mining Limited (Materials, Metals & mining) †	300,000	979,477
Osisko Mining Incorporated (Materials, Metals & mining) †	450,000	1,006,620
Pan American Silver Corporation (Materials, Metals & mining)	265,000	4,208,200
SilverCrest Metals Incorporated (Materials, Metals & mining) †	1,135,000	6,302,132
Skeena Resources Limited (Materials, Metals & mining) †	300,000	1,402,975
SSR Mining Incorporated (Materials, Metals & mining)	275,000	4,045,250
SSR Mining Incorporated-U.S. Exchange Traded Shares (Materials, Metals & mining)	383,552	5,639,368
Torex Gold Resources Incorporated (Materials, Metals & mining) †	310,000	2,237,449
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining) 144A	185,000	1,335,252
Torex Gold Resources Incorporated-Legend Shares (Materials, Metals & mining)	266,250	1,921,680
Triple Flag Precious Metals Corporation (Materials, Metals & mining)	210,000	2,660,441
Wheaton Precious Metals Corporation (Materials, Metals & mining)	12,950	419,339
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Precious Metals Fund  |  9

Consolidated portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Canada: (continued)
Wheaton Precious Metals Corporation-U.S. Exchange Traded Shares (Materials, Metals & mining)	380,000	$ 12,296,800
Yamana Gold Incorporated (Materials, Metals & mining)	650,000	2,940,964
		155,399,369
South Africa: 6.46%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	330,591	4,568,768
Gold Fields Limited ADR (Materials, Metals & mining)	1,350,000	10,921,500
		15,490,268
United Kingdom: 5.31%
Endeavour Mining plc (Materials, Metals & mining)	690,000	12,727,549
United States: 9.96%
Newmont Corporation (Materials, Metals & mining)	150,802	6,338,208
Newmont Corporation-Toronto Exchange Traded Shares (Materials, Metals & mining)	131,348	5,514,077
Royal Gold Incorporated (Materials, Metals & mining)	128,436	12,049,866
		23,902,151
Total Common stocks (Cost $180,077,819)		225,323,974

	Expiration date
Rights: 0.00%
Canada: 0.00%
Kinross Gold Corporation Contingent Value Rights (Materials, Metals & mining) ♦†	3-1-2032	75,000	0
Total Rights (Cost $0)			0

Warrants: 0.00%
Canada: 0.00%
Marathon Gold Corporation (Materials, Metals & mining) ♦†	9-20-2024	250,000	0
Total Warrants (Cost $0)			0

	Troy ounces
Commodities: 5.33%
Gold Bullion *	7,690	12,779,600
Total Commodities (Cost $4,532,552)		12,779,600

The accompanying notes are an integral part of these consolidated financial statements.

10  |  Allspring Precious Metals Fund

Consolidated portfolio of investments—September 30, 2022 (unaudited)

		Yield	Shares	Value
Short-term investments: 0.73%
Investment companies: 0.73%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	1,747,897	$ 1,747,897
Total Short-term investments (Cost $1,747,897)				1,747,897
Total investments in securities (Cost $186,358,268)	100.00%			239,851,471
Other assets and liabilities, net	0.00			10,810
Total net assets	100.00%			$239,862,281

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
*	Represents an investment held in Special Investments (Cayman) SPC, the consolidated subsidiary.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,444,788	$37,252,536	$(43,949,427)	$0	$0	$1,747,897	1,747,897	$25,712
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Precious Metals Fund  |  11

Consolidated statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $180,077,819)	$ 225,323,974
Investments in affiliated securities, at value (cost $1,747,897)	1,747,897
Investments in commodities, at value (cost $4,532,552)	12,779,600
Cash	227,279
Foreign currency, at value (cost $2,195,755)	2,107,012
Receivable for Fund shares sold	498,907
Receivable for dividends	136,050
Prepaid expenses and other assets	63,689
Total assets	242,884,408
Liabilities
Payable for Fund shares redeemed	2,727,120
Management fee payable	117,633
Administration fees payable	37,343
Distribution fee payable	4,842
Trustees’ fees and expenses payable	3,726
Accrued expenses and other liabilities	131,463
Total liabilities	3,022,127
Total net assets	$239,862,281
Net assets consist of
Paid-in capital	$ 331,258,061
Total distributable loss	(91,395,780)
Total net assets	$239,862,281
Computation of net asset value and offering price per share
Net assets – Class A	$ 130,696,800
Shares outstanding – Class A1	3,600,210
Net asset value per share – Class A	$36.30
Maximum offering price per share – Class A2	$38.51
Net assets – Class C	$ 7,411,165
Shares outstanding – Class C1	231,693
Net asset value per share – Class C	$31.99
Net assets – Administrator Class	$ 16,181,922
Shares outstanding – Administrator Class[1]	441,772
Net asset value per share – Administrator Class	$36.63
Net assets – Institutional Class	$ 85,572,394
Shares outstanding – Institutional Class[1]	2,315,686
Net asset value per share – Institutional Class	$36.95
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these consolidated financial statements.

12  |  Allspring Precious Metals Fund

Consolidated statement of operations— six months ended September 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $357,068)	$ 2,970,042
Income from affiliated securities	25,712
Total investment income	2,995,754
Expenses
Management fee	1,002,138
Administration fees
Class A	175,935
Class C	9,836
Administrator Class	13,317
Institutional Class	72,110
Shareholder servicing fees
Class A	209,446
Class C	11,709
Administrator Class	25,609
Distribution fee
Class C	35,127
Custody and accounting fees	20,668
Professional fees	31,182
Registration fees	27,458
Shareholder report expenses	7,028
Trustees’ fees and expenses	11,191
Transfer agent fees	2,211
Other fees and expenses	3,387
Total expenses	1,658,352
Less: Fee waivers and/or expense reimbursements
Fund-level	(84,504)
Class A	(34,182)
Class C	(1,427)
Administrator Class	(7,550)
Net expenses	1,530,689
Net investment income	1,465,065
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(1,878,377)
Net change in unrealized gains (losses) on
Unaffiliated securities	(127,920,556)
Commodities	(2,114,339)
Net change in unrealized gains (losses) on investments	(130,034,895)
Net realized and unrealized gains (losses) on investments	(131,913,272)
Net decrease in net assets resulting from operations	$(130,448,207)
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Precious Metals Fund  |  13

Consolidated statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment income		$ 1,465,065		$ 2,289,676
Net realized gains (losses) on investments		(1,878,377)		11,771,865
Net change in unrealized gains (losses) on investments		(130,034,895)		43,339,500
Net increase (decrease) in net assets resulting from operations		(130,448,207)		57,401,041
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(2,465,823)
Class C		0		(23,828)
Administrator Class		0		(285,008)
Institutional Class		0		(1,978,706)
Total distributions to shareholders		0		(4,753,365)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	361,822	16,887,094	635,264	31,820,827
Class C	13,060	528,950	34,189	1,491,358
Administrator Class	157,744	7,216,001	546,383	27,219,384
Institutional Class	536,312	24,338,599	908,294	46,314,183
		48,970,644		106,845,752
Reinvestment of distributions
Class A	0	0	50,693	2,290,305
Class C	0	0	590	23,631
Administrator Class	0	0	6,179	281,352
Institutional Class	0	0	32,848	1,507,057
		0		4,102,345
Payment for shares redeemed
Class A	(579,619)	(23,951,857)	(999,369)	(48,762,130)
Class C	(34,788)	(1,382,223)	(72,521)	(3,120,098)
Administrator Class	(170,288)	(7,387,766)	(393,345)	(19,388,309)
Institutional Class	(749,463)	(32,054,557)	(1,081,288)	(53,579,450)
		(64,776,403)		(124,849,987)
Net decrease in net assets resulting from capital share transactions		(15,805,759)		(13,901,890)
Total increase (decrease) in net assets		(146,253,966)		38,745,786
Net assets
Beginning of period		386,116,247		347,370,461
End of period		$ 239,862,281		$ 386,116,247
The accompanying notes are an integral part of these consolidated financial statements.

14  |  Allspring Precious Metals Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$54.61	$46.95	$35.30	$33.94	$32.80	$35.99
Net investment income (loss)	0.19 [1]	0.27 [1]	0.08	(0.03) [1]	(0.03) [1]	(0.11) [1]
Net realized and unrealized gains (losses) on investments	(18.50)	8.03	12.35	1.44	1.17	(2.60)
Total from investment operations	(18.31)	8.30	12.43	1.41	1.14	(2.71)
Distributions to shareholders from
Net investment income	0.00	(0.64)	(0.78)	(0.05)	0.00	(0.48)
Net asset value, end of period	$36.30	$54.61	$46.95	$35.30	$33.94	$32.80
Total return[2]	(33.53)%	17.96%	34.95%	4.13%	3.48%	(7.56)%
Ratios to average net assets (annualized)
Gross expenses	1.18%	1.18%	1.17%	1.20%	1.22%	1.21%
Net expenses	1.08%	1.09%	1.09%	1.09%	1.09%	1.04%
Net investment income (loss)	0.86%	0.55%	0.12%	(0.08)%	(0.11)%	(0.32)%
Supplemental data
Portfolio turnover rate[3]	7%	15%	22%	25%	19%	27%
Net assets, end of period (000s omitted)	$130,697	$208,497	$193,949	$147,020	$162,860	$177,859

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Precious Metals Fund  |  15

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$48.30	$41.35	$30.87	$29.88	$29.09	$32.07
Net investment income (loss)	0.02 [1]	(0.09) [1]	(0.32) [1]	(0.29) [1]	(0.24) [1]	(0.33) [1]
Net realized and unrealized gains (losses) on investments	(16.33)	7.13	10.80	1.28	1.03	(2.30)
Total from investment operations	(16.31)	7.04	10.48	0.99	0.79	(2.63)
Distributions to shareholders from
Net investment income	0.00	(0.09)	0.00	0.00	0.00	(0.35)
Net asset value, end of period	$31.99	$48.30	$41.35	$30.87	$29.88	$29.09
Total return[2]	(33.77)%	17.07%	33.95%	3.31%	2.72%	(8.24)%
Ratios to average net assets (annualized)
Gross expenses	1.93%	1.93%	1.92%	1.95%	1.97%	1.96%
Net expenses	1.84%	1.84%	1.84%	1.84%	1.84%	1.79%
Net investment income (loss)	0.10%	(0.21)%	(0.68)%	(0.83)%	(0.88)%	(1.07)%
Supplemental data
Portfolio turnover rate[3]	7%	15%	22%	25%	19%	27%
Net assets, end of period (000s omitted)	$7,411	$12,241	$12,039	$11,834	$14,908	$33,022

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.

16  |  Allspring Precious Metals Fund

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$55.06	$47.36	$35.66	$34.29	$33.09	$36.27
Net investment income (loss)	0.22 [1]	0.38 [1]	0.17 [1]	0.02 [1]	0.01 [1]	(0.09) [1]
Net realized and unrealized gains (losses) on investments	(18.65)	8.05	12.47	1.45	1.19	(2.59)
Total from investment operations	(18.43)	8.43	12.64	1.47	1.20	(2.68)
Distributions to shareholders from
Net investment income	0.00	(0.73)	(0.94)	(0.10)	0.00	(0.50)
Net asset value, end of period	$36.63	$55.06	$47.36	$35.66	$34.29	$33.09
Total return[2]	(33.47)%	18.13%	35.13%	4.24%	3.63%	(7.40)%
Ratios to average net assets (annualized)
Gross expenses	1.10%	1.10%	1.09%	1.12%	1.14%	1.15%
Net expenses	0.95%	0.95%	0.95%	0.95%	0.95%	0.91%
Net investment income (loss)	1.00%	0.78%	0.31%	0.06%	0.04%	(0.25)%
Supplemental data
Portfolio turnover rate[3]	7%	15%	22%	25%	19%	27%
Net assets, end of period (000s omitted)	$16,182	$25,016	$13,976	$7,994	$8,086	$9,148

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.

Allspring Precious Metals Fund  |  17

Consolidated financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$55.50	$47.74	$35.96	$34.57	$33.30	$36.47
Net investment income	0.38	0.50	0.24	0.09 [1]	0.04	0.02
Net realized and unrealized gains (losses) on investments	(18.93)	8.07	12.59	1.46	1.23	(2.67)
Total from investment operations	(18.55)	8.57	12.83	1.55	1.27	(2.65)
Distributions to shareholders from
Net investment income	0.00	(0.81)	(1.05)	(0.16)	0.00	(0.52)
Net asset value, end of period	$36.95	$55.50	$47.74	$35.96	$34.57	$33.30
Total return[2]	(33.42)%	18.30%	35.34%	4.43%	3.81%	(7.27)%
Ratios to average net assets (annualized)
Gross expenses	0.85%	0.85%	0.84%	0.87%	0.89%	0.88%
Net expenses	0.79%	0.79%	0.79%	0.79%	0.79%	0.73%
Net investment income	1.14%	0.85%	0.37%	0.22%	0.21%	0.01%
Supplemental data
Portfolio turnover rate[3]	7%	15%	22%	25%	19%	27%
Net assets, end of period (000s omitted)	$85,572	$140,363	$127,406	$107,907	$95,431	$82,650

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
[3]	Portfolio turnover rate includes the purchases and sales transactions of its wholly-owned subsidiary.
The accompanying notes are an integral part of these consolidated financial statements.

18  |  Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These consolidated financial statements report on the Allspring Precious Metals Fund (the "Fund") which is a non-diversified series of the Trust.
2. INVESTMENT IN SUBSIDIARY
The Fund invests in precious metals and minerals through Special Investments (Cayman) SPC (the “Subsidiary”), a wholly owned subsidiary incorporated on May 3, 2005 under the laws of the Cayman Islands as an exempted segregated portfolio company with limited liability. As of September 30, 2022, the Subsidiary held $12,779,600 in gold bullion representing 99.55% of its net assets. The Fund is the sole shareholder of the Subsidiary. As of September 30, 2022, the Fund held $12,837,652, in the Subsidiary, representing 5.35% of the Fund’s net assets prior to consolidation.
The consolidated financial statements of the Fund include the financial results of the Subsidiary. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary and the consolidated financial statements include the accounts of the Fund and the Subsidiary. Accordingly, all interfund balances and transactions between the Fund and the Subsidiary have been eliminated in consolidation.
3. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the consolidated financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the consolidated financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On September 30, 2022, such fair value pricing was used in pricing certain foreign securities.
Investments in commodities are valued at their last traded price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of

Allspring Precious Metals Fund  |  19

Notes to consolidated financial statements (unaudited)
valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the custodian verifies the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $17,492,550 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$248,250,108
Gross unrealized losses	(25,891,187)
Net unrealized gains	$222,358,921
As of March 31, 2022, the Fund had capital loss carryforwards which consisted of $33,908,700 in short-term capital losses and $101,545,949 in long-term capital losses.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common

20  |  Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
4. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$ 0	$ 17,804,637	$0	$ 17,804,637
Canada	132,670,815	22,728,554	0	155,399,369
South Africa	15,490,268	0	0	15,490,268
United Kingdom	12,727,549	0	0	12,727,549
United States	23,902,151	0	0	23,902,151
Rights
Canada	0	0	0	0
Warrants
Canada	0	0	0	0
Commodities	12,779,600	0	0	12,779,600
Short-term investments
Investment companies	1,747,897	0	0	1,747,897
Total assets	$199,318,280	$40,533,191	$0	$239,851,471
Additional sector, industry or geographic detail, if any, is included in the Consolidated Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
5. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Precious Metals Fund  |  21

Notes to consolidated financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
The Subsidiary has entered into a separate advisory contract with Allspring Funds Management to manage the investment and reinvestment of its assets in conformity with its investment objectives and restrictions. Under this agreement, the Subsidiary does not pay Allspring Funds Management a fee for its services.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.40% and declining to 0.30% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2022 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:

22  |  Allspring Precious Metals Fund

Notes to consolidated financial statements (unaudited)
Expense ratio caps
Class A	1.09%
Class C	1.84
Administrator Class	0.95
Institutional Class	0.79
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $2,127 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C, and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
6. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $21,185,993 and $26,164,283, respectively. These amounts include purchase and sales transactions of the Subsidiary.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
The Fund concentrated its portfolio of investments in precious metals and minerals with a geographic emphasis in Canada. A fund that invests a substantial portion of its assets in any sector or geographic region may be more affected by changes in that sector or geographic region than would be a fund whose investments are not heavily weighted in any sector or geographic region.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

Allspring Precious Metals Fund  |  23

Notes to consolidated financial statements (unaudited)
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Allspring Precious Metals Fund

Other information (unaudited)
TAX INFORMATION
Pursuant to Section 853 of the Internal Revenue Code, the following amounts have been designated as foreign taxes paid for the fiscal year ended March 31, 2022. These amounts may be less than the actual foreign taxes paid for financial statement purposes. Foreign taxes paid or withheld should be included in taxable income with an offsetting deduction from gross income or as a credit for taxes paid to foreign governments. None of the income was derived from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code.
Creditable foreign taxes paid	Per share amount	Foreign income as % of ordinary income distributions
$553,621	$0.0785	49.85%
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Precious Metals Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Precious Metals Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Precious Metals Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Precious Metals Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Precious Metals Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00383 11-22
SA316/SAR316 09-22

Semi-Annual Report
September 30, 2022
Allspring
Discovery Innovation Fund
(formerly, Allspring Specialized Technology Fund)

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Discovery Innovation Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Discovery Innovation Fund for the six-month period that ended September 30, 2022. Effective September 6, 2022, the Fund changed its name from Allspring Specialized Technology Fund to Allspring Discovery Innovation Fund. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Discovery Innovation Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Discovery Innovation Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

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Performance highlights (unaudited)
Investment objective	The Fund seeks long-term capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Michael T. Smith#, Christopher J. Warner, CFA‡#

Average annual total returns (%) as of September 30, 2022*
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (WFSTX)	9-18-2000	-37.74	10.50	14.19	-33.94	11.81	14.86	1.28	1.23
Class C (WFTCX)	9-18-2000	-35.46	11.00	14.20	-34.46	11.00	14.20	2.03	1.98
Administrator Class (WFTDX)	7-30-2010	–	–	–	-33.88	11.90	15.00	1.20	1.15
Institutional Class (WFTIX)[3]	10-31-2016	–	–	–	-33.69	12.18	15.16	0.95	0.90
Russell 3000® Growth Index[4]	–	–	–	–	-23.01	11.57	13.36	–	–
S&P North American Technology Sector Index[5]	–	–	–	–	-30.58	13.29	16.17	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
*	The Fund changed its principal investment strategy on September 6, 2022. Performance shown prior to this date reflects the Fund’s previous investment strategy
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2024, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.23% for Class A, 1.98% for Class C, 1.15% for Administrator Class, and 0.90% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns for the Institutional Class shares would be higher.
[4]	The Russell 3000® Growth Index measures the performance of those Russell 3000® Index companies with higher price/book ratios and higher forecasted growth values. You cannot invest directly in an index. The Fund has changed its primary benchmark from the S&P North American Technology Sector Index to the Russell 3000® Growth Index to more accurately reflect the revised strategy of the Fund. The S&P North American Technology Sector Index will remain as a secondary benchmark for the Fund.
[5]	The S&P North American Technology Sector Index is a modified market-capitalization-weighted index of select technology stocks. You cannot invest directly in an index
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Funds that concentrate their investments in limited sectors, such as information technology, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to convertible securities risk, foreign investment risk, non-diversification risk, and smaller-company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.
#	Mr. Smith and Mr. Warner became portfolio managers of the Fund on July 15, 2022.

6  |  Allspring Discovery Innovation Fund

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
Microsoft Corporation	8.01
Alphabet Incorporated Class C	7.66
UnitedHealth Group Incorporated	6.87
Visa Incorporated Class A	5.69
Amazon.com Incorporated	5.09
Teledyne Technologies Incorporated	4.82
Crowdstrike Holdings Incorporated Class A	4.51
Chipotle Mexican Grill Incorporated	3.99
Enphase Energy Incorporated	3.75
Globant SA	2.91
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

Allspring Discovery Innovation Fund  |  7

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 713.99	$ 5.50	1.28%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.65	$ 6.48	1.28%
Class C
Actual	$1,000.00	$ 710.93	$ 8.79	2.05%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.79	$10.35	2.05%
Administrator Class
Actual	$1,000.00	$ 714.57	$ 5.24	1.22%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$ 6.17	1.22%
Institutional Class
Actual	$1,000.00	$ 715.76	$ 4.22	0.98%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.16	$ 4.96	0.98%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

8  |  Allspring Discovery Innovation Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.69%
Communication services: 12.62%
Entertainment: 1.17%
Spotify Technology SA †	55,884	$ 4,822,789
Interactive media & services: 10.89%
Alphabet Incorporated Class C †	328,440	31,579,510
Bumble Incorporated Class A †	116,283	2,498,922
IAC/InterActiveCorp †	75,343	4,172,495
ZoomInfo Technologies Incorporated †	159,591	6,648,561
		44,899,488
Media: 0.56%
Comcast Corporation Class A	79,201	2,322,965
Consumer discretionary: 11.09%
Hotels, restaurants & leisure: 3.99%
Chipotle Mexican Grill Incorporated †	10,946	16,449,211
Internet & direct marketing retail: 7.10%
Amazon.com Incorporated †	185,689	20,982,857
Global-E Online Limited †	97,853	2,618,546
MercadoLibre Incorporated †	6,823	5,647,943
		29,249,346
Financials: 3.89%
Capital markets: 1.90%
MSCI Incorporated	4,218	1,779,110
S&P Global Incorporated	19,854	6,062,419
		7,841,529
Insurance: 1.99%
Progressive Corporation	70,645	8,209,655
Health care: 12.47%
Health care equipment & supplies: 0.99%
Intuitive Surgical Incorporated †	21,714	4,070,072
Health care providers & services: 6.87%
UnitedHealth Group Incorporated	56,083	28,324,158
Life sciences tools & services: 4.61%
Bio-Rad Laboratories Incorporated Class A †	22,555	9,408,593
Bio-Techne Corporation	33,835	9,609,140
		19,017,733
Information technology: 57.62%
Communications equipment: 2.11%
F5 Networks Incorporated †	20,177	2,920,217
Motorola Solutions Incorporated	25,822	5,783,353
		8,703,570
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Innovation Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 8.44%
Cognex Corporation	76,261	$ 3,161,018
Novanta Incorporated †	101,791	11,772,129
Teledyne Technologies Incorporated †	58,876	19,868,884
		34,802,031
IT services: 16.87%
Automatic Data Processing Incorporated	9,107	2,059,912
Fiserv Incorporated †	104,439	9,772,357
Globant SA †	64,102	11,992,202
MasterCard Incorporated Class A	6,751	1,919,579
Maximus Incorporated	35,954	2,080,658
MongoDB Incorporated †	37,158	7,378,092
Visa Incorporated Class A	131,998	23,449,445
WNS Holdings Limited ADR †	132,941	10,879,891
		69,532,136
Semiconductors & semiconductor equipment: 6.61%
Enphase Energy Incorporated †	55,687	15,451,472
Impinj Incorporated †	33,280	2,663,398
Micron Technology Incorporated	80,663	4,041,216
Wolfspeed Incorporated †	49,330	5,098,749
		27,254,835
Software: 20.75%
Atlassian Corporation plc Class A †	25,651	5,401,844
Bill.com Holdings Incorporated †	48,165	6,375,601
Crowdstrike Holdings Incorporated Class A †	112,796	18,589,909
Five9 Incorporated †	118,351	8,873,958
HubSpot Incorporated †	29,167	7,878,590
Microsoft Corporation	141,789	33,022,658
NortonLifeLock Incorporated	80,993	1,631,199
Olo Incorporated Class A †	221,593	1,750,585
Oracle Corporation	32,905	2,009,508
		85,533,852
Technology hardware, storage & peripherals: 2.84%
Apple Incorporated	84,869	11,728,896
Total Common stocks (Cost $376,319,001)		402,762,266

		Yield
Short-term investments: 2.40%
Investment companies: 2.40%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	9,890,294	9,890,294
Total Short-term investments (Cost $9,890,294)				9,890,294
Total investments in securities (Cost $386,209,295)	100.09%			412,652,560
Other assets and liabilities, net	(0.09)			(373,661)
Total net assets	100.00%			$412,278,899

†	Non-income-earning security
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

The accompanying notes are an integral part of these financial statements.

10  |  Allspring Discovery Innovation Fund

Portfolio of investments—September 30, 2022 (unaudited)

Abbreviations:
ADR	American depositary receipt
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$31,826,516	$76,007,534	$(97,943,756)	$0	$0	$ 9,890,294	9,890,294	$ 159,714
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	786,600	78,600	(865,200)	0	0	0	0	43 #
				$0	$0	$9,890,294		$159,757

#	Amount shown represents income before fees and rebates.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Innovation Fund  |  11

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $376,319,001)	$ 402,762,266
Investments in affiliated securities, at value (cost $9,890,294)	9,890,294
Foreign currency, at value (cost $7,257)	6,606
Receivable for Fund shares sold	156,696
Receivable for dividends	74,359
Prepaid expenses and other assets	118,563
Total assets	413,008,784
Liabilities
Management fee payable	282,302
Payable for Fund shares redeemed	192,954
Administration fees payable	79,291
Distribution fee payable	4,269
Trustees’ fees and expenses payable	3,405
Accrued expenses and other liabilities	167,664
Total liabilities	729,885
Total net assets	$412,278,899
Net assets consist of
Paid-in capital	$ 338,110,108
Total distributable earnings	74,168,791
Total net assets	$412,278,899
Computation of net asset value and offering price per share
Net assets – Class A	$ 361,289,893
Shares outstanding – Class A1	34,699,787
Net asset value per share – Class A	$10.41
Maximum offering price per share – Class A2	$11.05
Net assets – Class C	$ 5,948,443
Shares outstanding – Class C1	982,956
Net asset value per share – Class C	$6.05
Net assets – Administrator Class	$ 6,729,126
Shares outstanding – Administrator Class[1]	620,887
Net asset value per share – Administrator Class	$10.84
Net assets – Institutional Class	$ 38,311,437
Shares outstanding – Institutional Class[1]	3,458,992
Net asset value per share – Institutional Class	$11.08
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Discovery Innovation Fund

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends (net of foreign withholdings taxes of $21,937)	$ 963,074
Income from affiliated securities	159,760
Total investment income	1,122,834
Expenses
Management fee	2,050,583
Administration fees
Class A	450,314
Class C	7,876
Administrator Class	5,295
Institutional Class	32,776
Shareholder servicing fees
Class A	534,133
Class C	9,283
Administrator Class	10,182
Distribution fee
Class C	27,849
Custody and accounting fees	32,854
Professional fees	23,996
Registration fees	35,574
Shareholder report expenses	17,343
Trustees’ fees and expenses	11,191
Other fees and expenses	6,029
Total expenses	3,255,278
Less: Fee waivers and/or expense reimbursements
Fund-level	(17,780)
Class A	(119,067)
Class C	(1,178)
Administrator Class	(763)
Institutional Class	(8,458)
Net expenses	3,108,032
Net investment loss	(1,985,198)
Realized and unrealized gains (losses) on investments
Net realized losses on investments	(27,182,492)
Net change in unrealized gains (losses) on investments	(142,522,320)
Net realized and unrealized gains (losses) on investments	(169,704,812)
Net decrease in net assets resulting from operations	$(171,690,010)
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Innovation Fund  |  13

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment loss		$ (1,985,198)		$ (7,037,826)
Net realized gains (losses) on investments		(27,182,492)		87,045,702
Net change in unrealized gains (losses) on investments		(142,522,320)		(66,380,714)
Net increase (decrease) in net assets resulting from operations		(171,690,010)		13,627,162
Distributions to shareholders from
Net investment income and net realized gains
Class A		0		(143,063,634)
Class C		0		(4,200,146)
Administrator Class		0		(2,584,254)
Institutional Class		0		(19,099,092)
Total distributions to shareholders		0		(168,947,126)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	342,453	4,139,941	1,025,768	18,709,362
Class C	16,112	109,639	69,766	881,654
Administrator Class	44,434	548,162	109,867	2,157,542
Institutional Class	162,985	2,062,501	807,805	15,521,449
		6,860,243		37,270,007
Reinvestment of distributions
Class A	0	0	8,259,821	138,104,208
Class C	0	0	429,463	4,200,146
Administrator Class	0	0	146,691	2,550,952
Institutional Class	0	0	1,064,445	18,883,248
		0		163,738,554
Payment for shares redeemed
Class A	(1,766,597)	(21,055,935)	(4,175,414)	(73,339,383)
Class C	(187,930)	(1,306,315)	(295,041)	(3,224,878)
Administrator Class	(95,425)	(1,167,895)	(88,403)	(1,634,898)
Institutional Class	(992,746)	(12,329,418)	(2,000,907)	(37,260,346)
		(35,859,563)		(115,459,505)
Net increase (decrease) in net assets resulting from capital share transactions		(28,999,320)		85,549,056
Total decrease in net assets		(200,689,330)		(69,770,908)
Net assets
Beginning of period		612,968,229		682,739,137
End of period		$ 412,278,899		$ 612,968,229
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Discovery Innovation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$14.58	$18.55	$12.08	$13.33	$14.08	$10.95
Net investment loss	(0.05)	(0.19) [1]	(0.16)	(0.11)	(0.11)	(0.10) [1]
Net realized and unrealized gains (losses) on investments	(4.12)	1.04	9.44	(0.01)	2.06	4.20
Total from investment operations	(4.17)	0.85	9.28	(0.12)	1.95	4.10
Distributions to shareholders from
Net realized gains	0.00	(4.82)	(2.81)	(1.13)	(2.70)	(0.97)
Net asset value, end of period	$10.41	$14.58	$18.55	$12.08	$13.33	$14.08
Total return[2]	(28.60)%	1.26%	77.67%	(1.31)%	16.80%	38.41%
Ratios to average net assets (annualized)
Gross expenses	1.34%	1.34%	1.35%	1.39%	1.40%	1.41%
Net expenses	1.28%	1.33%	1.34%	1.37%	1.39%	1.41%
Net investment loss	(0.82)%	(1.02)%	(0.98)%	(0.80)%	(0.77)%	(0.75)%
Supplemental data
Portfolio turnover rate	101%	93%	146%	149%	107%	109%
Net assets, end of period (000s omitted)	$361,290	$526,555	$575,422	$344,949	$401,990	$353,552

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Innovation Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$8.51	$12.64	$8.80	$10.09	$11.38	$9.06
Net investment loss	(0.25)	(0.21) [1]	(0.17)	(0.16) [1]	(0.17) [1]	(0.16)
Net realized and unrealized gains (losses) on investments	(2.21)	0.90	6.82	(0.00) [2]	1.58	3.45
Total from investment operations	(2.46)	0.69	6.65	(0.16)	1.41	3.29
Distributions to shareholders from
Net realized gains	0.00	(4.82)	(2.81)	(1.13)	(2.70)	(0.97)
Net asset value, end of period	$6.05	$8.51	$12.64	$8.80	$10.09	$11.38
Total return[3]	(28.91)%	0.51%	76.67%	(2.15)%	16.01%	37.45%
Ratios to average net assets (annualized)
Gross expenses	2.08%	2.09%	2.10%	2.14%	2.15%	2.16%
Net expenses	2.05%	2.09%	2.10%	2.13%	2.14%	2.16%
Net investment loss	(1.60)%	(1.79)%	(1.75)%	(1.57)%	(1.52)%	(1.49)%
Supplemental data
Portfolio turnover rate	101%	93%	146%	149%	107%	109%
Net assets, end of period (000s omitted)	$5,948	$9,822	$12,017	$8,035	$11,615	$15,932

[1]	Calculated based upon average shares outstanding
[2]	Amount is more than $(0.005)
[3]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Discovery Innovation Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.17	$19.13	$12.40	$13.65	$14.34	$11.12
Net investment loss	(0.05) [1]	(0.18) [1]	(0.16)	(0.10) [1]	(0.09) [1]	(0.09) [1]
Net realized and unrealized gains (losses) on investments	(4.28)	1.04	9.70	(0.02)	2.10	4.28
Total from investment operations	(4.33)	0.86	9.54	(0.12)	2.01	4.19
Distributions to shareholders from
Net realized gains	0.00	(4.82)	(2.81)	(1.13)	(2.70)	(0.97)
Net asset value, end of period	$10.84	$15.17	$19.13	$12.40	$13.65	$14.34
Total return[2]	(28.54)%	1.28%	77.92%	(1.28)%	17.02%	38.55%
Ratios to average net assets (annualized)
Gross expenses	1.26%	1.27%	1.27%	1.31%	1.32%	1.33%
Net expenses	1.22%	1.26%	1.27%	1.28%	1.29%	1.32%
Net investment loss	(0.77)%	(0.95)%	(0.91)%	(0.71)%	(0.65)%	(0.66)%
Supplemental data
Portfolio turnover rate	101%	93%	146%	149%	107%	109%
Net assets, end of period (000s omitted)	$6,729	$10,192	$9,636	$11,873	$22,480	$19,140

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Discovery Innovation Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$15.48	$19.39	$12.51	$13.73	$14.37	$11.12
Net investment loss	(0.04) [1]	(0.13)	(0.12)	(0.07)	(0.07)	(0.05)
Net realized and unrealized gains (losses) on investments	(4.36)	1.04	9.81	(0.02)	2.13	4.27
Total from investment operations	(4.40)	0.91	9.69	(0.09)	2.06	4.22
Distributions to shareholders from
Net realized gains	0.00	(4.82)	(2.81)	(1.13)	(2.70)	(0.97)
Net asset value, end of period	$11.08	$15.48	$19.39	$12.51	$13.73	$14.37
Total return[2]	(28.42)%	1.53%	78.30%	(1.05)%	17.25%	38.91%
Ratios to average net assets (annualized)
Gross expenses	1.01%	1.01%	1.02%	1.06%	1.07%	1.08%
Net expenses	0.98%	1.01%	1.02%	1.03%	1.04%	1.07%
Net investment loss	(0.52)%	(0.71)%	(0.66)%	(0.47)%	(0.42)%	(0.40)%
Supplemental data
Portfolio turnover rate	101%	93%	146%	149%	107%	109%
Net assets, end of period (000s omitted)	$38,311	$66,399	$85,664	$48,504	$51,223	$27,509

[1]	Calculated based upon average shares outstanding
[2]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Discovery Innovation Fund

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Discovery Innovation Fund (formerly, Allspring Specialized Technology Fund) (the "Fund") which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. Income earned from investment in the Securities Lending Fund (net of fees and rebates), if any, is included in income from affiliated securities on the Statement of Operations.

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Notes to financial statements (unaudited)
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured.
Distributions to shareholders
Distributions to shareholders from net investment income and any net realized gains are recorded on the ex-dividend date and paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $388,541,323 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$ 42,846,832
Gross unrealized losses	(18,735,595)
Net unrealized gains	$ 24,111,237
As of March 31, 2022, the Fund had current year deferred post-October capital losses consisting of $1,232,958 in short-term capital losses which was recognized in the first day of the current fiscal year.
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.

20  |  Allspring Discovery Innovation Fund

Notes to financial statements (unaudited)
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 52,045,242	$0	$0	$ 52,045,242
Consumer discretionary	45,698,557	0	0	45,698,557
Financials	16,051,184	0	0	16,051,184
Health care	51,411,963	0	0	51,411,963
Information technology	237,555,320	0	0	237,555,320
Short-term investments
Investment companies	9,890,294	0	0	9,890,294
Total assets	$412,652,560	$0	$0	$412,652,560
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.
4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:

Allspring Discovery Innovation Fund  |  21

Notes to financial statements (unaudited)
Average daily net assets	Management fee
First $500 million	0.800%
Next $500 million	0.750
Next $1 billion	0.700
Next $2 billion	0.675
Next $1 billion	0.650
Next $3 billion	0.640
Next $2 billion	0.615
Next $2 billion	0.605
Next $4 billion	0.580
Over $16 billion	0.555
Prior to July 15, 2022, the management fee rate was as follows:
Average daily net assets	Management fee
First $500 million	0.850%
Next $500 million	0.840
Next $1 billion	0.815
Next $2 billion	0.790
Next $1 billion	0.765
Next $5 billion	0.755
Over $10 billion	0.745
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.83% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.45% and declining to 0.30% as the average daily net assets of the Fund increase. Prior to July 15, 2022, Allianz Global Investors U.S., LLC, which is not an affiliate of Allspring Funds Management, was the subadviser to the Fund and was entitled to receive a fee from Allspring Funds Management at an annual rate which started at 0.57% and declined to 0.50% as the average daily net assets of the Fund increased.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13

22  |  Allspring Discovery Innovation Fund

Notes to financial statements (unaudited)
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2024 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.23%
Class C	1.98
Administrator Class	1.15
Institutional Class	0.90
Prior to July 15, 2022, the Fund's expenses were contractually capped at 1.35% for Class A shares, 2.10% for Class C shares, 1.28% for Administrator Class shares, and 1.03% for Institutional Class shares.
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $1,269 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $468,664,266 and $476,396,687, respectively.
6. SECURITIES LENDING TRANSACTIONS
The Fund lends its securities through an unaffiliated securities lending agent and receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any increases or decreases in the required collateral are exchanged between the Fund and the counterparty on the next business day. Cash collateral received is invested in the Securities Lending Fund which seeks to provide a positive return compared to the daily Federal Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments and is exempt from registration under Section 3(c)(7) of the 1940 Act. Securities Lending Fund is managed by Allspring Funds Management and is subadvised by Allspring Investments. Allspring Funds

Allspring Discovery Innovation Fund  |  23

Notes to financial statements (unaudited)
Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser.
In the event of counterparty default or the failure of a borrower to return a loaned security, the Fund has the right to use the collateral to offset any losses incurred. As of September 30, 2022, the Fund did not have any securities on loan.
7. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
8. CONCENTRATION RISKS
The Fund concentrated its portfolio of investments in the information technology sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
9. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
10. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Allspring Discovery Innovation Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Discovery Innovation Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Discovery Innovation Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Discovery Innovation Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Discovery Innovation Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Discovery Innovation Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00386 11-22
SA317/SAR317 09-22

Semi-Annual Report
September 30, 2022
Allspring Utility and
Telecommunications Fund

The views expressed and any forward-looking statements are as of September 30, 2022, unless otherwise noted, and are those of the Fund's portfolio managers and/or Allspring Global Investments. Discussions of individual securities or the markets generally are not intended as individual recommendations. Future events or results may vary significantly from those expressed in any forward-looking statements. The views expressed are subject to change at any time in response to changing circumstances in the market. Allspring Global Investments disclaims any obligation to publicly update or revise any views expressed or forward-looking statements.

Allspring Utility and Telecommunications Fund  |  1

Letter to shareholders (unaudited)
Andrew Owen
President
Allspring Funds
Dear Shareholder:
We are pleased to offer you this semi-annual report for Allspring Utility and Telecommunications Fund for the six-month period that ended September 30, 2022. Globally, stocks and bonds experienced heightened volatility through the extremely difficult period. Non-U.S. securities fared the worst as the global economy faced multiple challenges and the strength of the U.S. dollar eroded already-poor returns of non-U.S.-dollar-denominated assets. Bonds had historically poor performance, with major fixed income indexes falling substantially for the six-month period.
Earlier tailwinds provided by global stimulus programs, vaccination rollouts, and recovering consumer and corporate sentiment were wiped away by the highest rate of inflation in four decades, the impact of ongoing aggressive central bank rate hikes and the prospect of more, plus the global reverberations of the Russia-Ukraine war. The already-significant global supply chain disruptions were compounded by China’s COVID-19 lockdowns.
For the six-month period, both stocks and bonds registered major losses, with even U.S. bonds suffering deep losses and other assets faring worse. For the period, U.S. stocks, based on the S&P 500 Index,1 lost 20.20%. International stocks, as measured by the MSCI ACWI ex USA Index (Net),2 returned -22.27%, while the MSCI EM Index (Net) (USD)3 declined 21.70%. Among bond indexes, the Bloomberg U.S. Aggregate Bond Index,4 returned -9.22%, the Bloomberg Global Aggregate ex-USD Index (unhedged),5 returned -18.89%, the Bloomberg Municipal Bond Index6 declined 6.30%, and the ICE BofA U.S. High Yield Index7 fell 10.56%.

[1]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value-weighted index with each stock's weight in the index proportionate to its market value. You cannot invest directly in an index.
[2]	The Morgan Stanley Capital International (MSCI) All Country World Index (ACWI) ex USA Index (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets, excluding the U.S. Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI. You cannot invest directly in an index.
[3]	The MSCI Emerging Markets (EM) Index (Net) (USD) is a free-float-adjusted market-capitalization-weighted index that is designed to measure equity market performance of emerging markets. You cannot invest directly in an index.
[4]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment-grade, U.S.-dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities, and commercial mortgage-backed securities. You cannot invest directly in an index.
[5]	The Bloomberg Global Aggregate ex-USD Index (unhedged) is an unmanaged index that provides a broad-based measure of the global investment-grade fixed-income markets excluding the U.S.-dollar-denominated debt market. You cannot invest directly in an index.
[6]	The Bloomberg Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.
[7]	The ICE BofA U.S. High Yield Index is a market-capitalization-weighted index of domestic and Yankee high-yield bonds. The index tracks the performance of high-yield securities traded in the U.S. bond market. You cannot invest directly in an index. Copyright 2022. ICE Data Indices, LLC. All rights reserved.

2  |  Allspring Utility and Telecommunications Fund

Letter to shareholders (unaudited)
Rising inflation, COVID, and the Russian invasion of Ukraine drove market performance.
Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net)1 fell 8% or more for the month. The Chinese economy struggled through a strict lockdown as the government tried to contain a major COVID-19 outbreak. The ensuing global ripple effect compounded existing supply shortages. This was exacerbated by the impact of the Russia-Ukraine war on global commodities. Meanwhile, U.S. annual inflation raged at 8.5%, its highest level since 1981, and investors braced themselves for aggressive Federal Reserve (Fed) monetary tightening moves.
Market volatility continued in May, although markets recovered ground late in the month. Value stocks outperformed growth stocks. The concerns that had dominated markets for months continued, including high inflation and geopolitical tensions that added to high crude oil, gasoline, and food prices. In response, the Fed raised the federal funds rate by 0.50%, with widescale expectations of multiple rate hikes to come. Meanwhile, highly contagious COVID-19 variants persisted. However, labor markets in the U.S., the U.K., and Europe remained strong. U.S. retail sales for April, released in May, indicated a fourth consecutive monthly increase, reflecting continued consumer resilience.
A dreadful year in financial markets continued in June with stocks posting further losses en route to their worst first half of a year in 50 years. Bonds didn’t fare much better. Driving the losses were the same factors that have been at play: rising global inflation and fears of recession as central banks increase rates to try to curb inflation, which climbed above 9% in June in the U.S. The Fed raised its short-term rate by another 0.75% in June. Meanwhile, U.S. economic data showed resilience as the U.S. unemployment rate held steady at 3.6% and the housing market was only marginally affected, so far, by sharply higher mortgage rates.
Markets rebounded in July, led by U.S. stocks. While evidence began to point to an economic slowdown after two consecutive quarters of declining gross domestic product (economic contraction), the U.S. labor market remained surprisingly strong: July nonfarm payrolls grew by more than 500,000 and U.S. unemployment dipped to 3.5%. Meanwhile, crude oil and retail gasoline prices, major contributors to recent overall inflation, fell substantially from earlier highs. And while U.S. home prices rose, sales fell as houses became less affordable with mortgage rates at a 13-year high. The Fed raised the federal funds rate another 0.75% in July—to a range of 2.25% to 2.50%—and forecasts pointed to continued rate increases.
August was yet another broadly challenging month for financial markets, with more red ink flowing. High inflation persisted, cresting 9% in the eurozone and remaining above 8% in the U.S. despite the Fed’s aggressive monetary policy and a major drop in global crude oil and gasoline prices from their June peak. One positive note in the U.S. was the resilience of the country’s jobs market.  However, the Fed’s job was clearly not complete. One longer-term bright spot was the U.S. Congress’s passage of the Inflation Reduction Act. Its primary stated goals include include to reduce inflation (though not immediately) by curbing the deficit, capping health care spending by seniors, and investing in domestic sources of clean energy.
“ Just before the six-month reporting period began, global financial markets had been rocked by the Russian invasion of Ukraine and resulting spike in volatility. In April, the market misery continued, with broad and deep losses, as both the S&P 500 Index and MSCI ACWI (Net) fell 8% or more for the month.”

[1]	The MSCI ACWI (Net) is a free-float-adjusted market-capitalization-weighted index that is designed to measure the equity market performance of developed and emerging markets. You cannot invest directly in an index.

Allspring Utility and Telecommunications Fund  |  3

Letter to shareholders (unaudited)
The market misery continued in September. There was nowhere to hide as all asset classes suffered major losses at the hands of persistent inflation. Central banks kept up their battle against rapidly rising prices with more rate hikes. The strength of the U.S. dollar made things even more difficult for investors holding assets in other currencies. U.S. mortgage rates jumped to near 7% on 30-year fixed-rate mortgages; the decreased housing affordability began to cool demand somewhat. The U.K. experienced a sharp sell-off of government bonds and the British pound in September as investors panicked in response to a new government budget that was seen as financially unsound. The market meltdown forced the Bank of England to step in and buy long-dated government bonds. The drama continued into the next fiscal year.
Don’t let short-term uncertainty derail long-term investment goals.
Periods of investment uncertainty can present challenges, but experience has taught us that maintaining long-term investment goals can be an effective way to plan for the future. To help you create a sound strategy based on your personal goals and risk tolerance, Allspring Funds offers more than 100 mutual funds spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance. We encourage investors to know their investments and to understand that appropriate levels of risk-taking may unlock opportunities.
Thank you for choosing to invest with Allspring Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs.
Sincerely,
Andrew Owen
President
Allspring Funds

For further information about your fund, contact your investment professional, visit our website at allspringglobal.com, or call us directly at 1-800-222-8222.

4  |  Allspring Utility and Telecommunications Fund

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Performance highlights (unaudited)
Investment objective	The Fund seeks total return, consisting of current income and capital appreciation.
Manager	Allspring Funds Management, LLC
Subadviser	Allspring Global Investments, LLC
Portfolio managers	Kent Newcomb, CFA®‡, Jack Spudich, CFA®‡

Average annual total returns (%) as of September 30, 2022
		Including sales charge			Excluding sales charge			Expense ratios[1] (%)
	Inception date	1 year	5 year	10 year	1 year	5 year	10 year	Gross	Net [2]
Class A (EVUAX)	1-4-1994	-7.95	5.72	7.73	-2.34	6.98	8.37	1.16	1.05
Class C (EVUCX)	9-2-1994	-4.03	6.18	7.72	-3.03	6.18	7.72	1.91	1.80
Administrator Class (EVUDX)	7-30-2010	–	–	–	-2.20	7.14	8.56	1.08	0.92
Institutional Class (EVUYX)	2-28-1994	–	–	–	-2.03	7.34	8.73	0.83	0.72
S&P 500 Utilities Index[3]	–	–	–	–	5.58	7.82	9.85	–	–
S&P 500 Index[4]	–	–	–	–	-15.47	9.24	11.70	–	–
Figures quoted represent past performance, which is no guarantee of future results, and do not reflect taxes that a shareholder may pay on an investment in a fund. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted, which assumes the reinvestment of dividends and capital gains. Current month-end performance is available on the Fund’s website, allspringglobal.com.
While the S&P 500 Index is comprised of U.S. equity securities of companies diversified across ten sectors, the Fund’s holdings are concentrated primarily in utilities and telecommunication services stocks. Therefore, the performance of the S&P 500 Index is displayed only to show how the concentrated Fund performed compared with a diversified selection of U.S. equity securities.
Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses, or any taxes. It is not possible to invest directly in an index.
For Class A shares, the maximum front-end sales charge is 5.75%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including a contingent deferred sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.
[1]	Reflects the expense ratios as stated in the most recent prospectuses. The expense ratios shown are subject to change and may differ from the annualized expense ratios shown in the financial highlights of this report.
[2]	The manager has contractually committed through July 31, 2023, to waive fees and/or reimburse expenses to the extent necessary to cap total annual fund operating expenses after fee waivers at 1.05% for Class A, 1.80% for Class C, 0.92% for Administrator Class, and 0.72% for Institutional Class. Brokerage commissions, stamp duty fees, interest, taxes, acquired fund fees and expenses (if any), and extraordinary expenses are excluded from the expense caps. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the caps may be terminated only with the approval of the Board of Trustees. Without these caps, the Fund’s returns would have been lower. The expense ratio paid by an investor is the net expense ratio (the total annual fund operating expenses after fee waivers) as stated in the prospectuses.
[3]	The S&P 500 Utilities Index is a market-value-weighted index that measures the performance of all stocks within the utilities sector of the S&P 500 Index. You cannot invest directly in an index.
[4]	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

‡	CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

6  |  Allspring Utility and Telecommunications Fund

Performance highlights (unaudited)
Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. Changes in market conditions and government policies may lead to periods of heightened volatility in the bond market and reduced liquidity for certain bonds held by the Fund. In general, when interest rates rise, bond values fall and investors may lose principal value. Interest rate changes and their impact on the Fund and its share price can be sudden and unpredictable. The use of derivatives may reduce returns and/or increase volatility. Funds that concentrate their investments in limited sectors, such as utilities and telecommunication services, are more vulnerable to adverse market, economic, regulatory, political, or other developments affecting those sectors. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This fund is exposed to convertible securities risk, foreign investment risk, high-yield securities risk, smaller-company securities risk, and non-diversification risk. Consult the Fund’s prospectus for additional information on these and other risks.

Allspring Utility and Telecommunications Fund  |  7

Performance highlights (unaudited)
Ten largest holdings (%) as of September 30, 2022[1]
NextEra Energy Incorporated	14.05
Sempra Energy	4.81
Duke Energy Corporation	4.69
Dominion Energy Incorporated	4.69
American Electric Power Company Incorporated	4.43
The Southern Company	4.08
Xcel Energy Incorporated	3.72
Exelon Corporation	3.47
American Tower Corporation	3.43
WEC Energy Group Incorporated	3.24
[1]	Figures represent the percentage of the Fund's net assets. Holdings are subject to change and may have changed since the date specified.
Sector allocation as of September 30, 2022[1]
[1]	Figures represent the percentage of the Fund's long-term investments. Allocations are subject to change and may have changed since the date specified.

8  |  Allspring Utility and Telecommunications Fund

Fund expenses (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and contingent deferred sales charges (if any) on redemptions and (2) ongoing costs, including management fees, distribution (12b-1) and/or shareholder servicing fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from April 1, 2022 to September 30, 2022.
Actual expenses
The “Actual” line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses paid during period” for your applicable class of shares to estimate the expenses you paid on your account during this period.
Hypothetical example for comparison purposes
The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and contingent deferred sales charges. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning account value 4-1-2022	Ending account value 9-30-2022	Expenses paid during the period[1]	Annualized net expense ratio
Class A
Actual	$1,000.00	$ 869.43	$4.83	1.03%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.90	$5.22	1.03%
Class C
Actual	$1,000.00	$ 866.65	$8.42	1.80%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.04	$9.10	1.80%
Administrator Class
Actual	$1,000.00	$ 870.30	$4.31	0.92%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.46	$4.66	0.92%
Institutional Class
Actual	$1,000.00	$ 871.24	$3.38	0.72%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.46	$3.65	0.72%
1 Expenses paid is equal to the annualized net expense ratio of each class multiplied by the average account value over the period, multiplied by 183 divided by 365 (to reflect the one-half-year period).

Allspring Utility and Telecommunications Fund  |  9

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Common stocks: 97.55%
Communication services: 5.09%
Diversified telecommunication services: 2.54%
Verizon Communications Incorporated	274,564	$ 10,425,195
Media: 2.55%
Comcast Corporation Class A	357,700	10,491,341
Consumer discretionary: 2.03%
Multiline retail: 0.80%
Target Corporation	22,069	3,274,819
Specialty retail: 1.23%
The Home Depot Incorporated	18,381	5,072,053
Financials: 1.01%
Banks: 1.01%
JPMorgan Chase & Company	39,772	4,156,174
Health care: 3.53%
Biotechnology: 1.71%
Amgen Incorporated	31,093	7,008,362
Health care providers & services: 1.82%
UnitedHealth Group Incorporated	14,830	7,489,743
Information technology: 5.75%
Communications equipment: 2.90%
Cisco Systems Incorporated	297,717	11,908,680
IT services: 2.85%
MasterCard Incorporated Class A	20,588	5,853,992
Visa Incorporated Class A	32,898	5,844,330
		11,698,322
Real estate: 3.43%
Equity REITs: 3.43%
American Tower Corporation	65,522	14,067,573
Utilities: 76.71%
Electric utilities: 45.30%
Alliant Energy Corporation	100,158	5,307,374
American Electric Power Company Incorporated	210,292	18,179,743
Constellation Energy Corporation	111,094	9,241,910
Duke Energy Corporation	207,113	19,265,651
Entergy Corporation	77,022	7,750,724
Evergy Incorporated	113,357	6,733,406
Eversource Energy	101,960	7,948,802
Exelon Corporation	380,990	14,271,885
FirstEnergy Corporation	205,868	7,617,116
NextEra Energy Incorporated	735,750	57,690,158
The accompanying notes are an integral part of these financial statements.

10  |  Allspring Utility and Telecommunications Fund

Portfolio of investments—September 30, 2022 (unaudited)

	Shares	Value
Electric utilities (continued)
The Southern Company	246,693	$ 16,775,124
Xcel Energy Incorporated	238,866	15,287,424
		186,069,317
Gas utilities: 3.41%
Atmos Energy Corporation	97,312	9,911,227
ONE Gas Incorporated	58,135	4,092,123
		14,003,350
Multi-utilities: 25.87%
Ameren Corporation	133,679	10,767,843
CenterPoint Energy Incorporated	361,174	10,177,883
CMS Energy Corporation	208,002	12,114,036
Dominion Energy Incorporated	278,504	19,247,411
DTE Energy Company	103,797	11,941,845
Public Service Enterprise Group Incorporated	158,388	8,906,157
Sempra Energy	131,761	19,756,244
WEC Energy Group Incorporated	149,041	13,328,737
		106,240,156
Water utilities: 2.13%
American Water Works Company Incorporated	67,273	8,756,254
Total Common stocks (Cost $291,422,656)		400,661,339

		Yield
Short-term investments: 2.52%
Investment companies: 2.52%
Allspring Government Money Market Fund Select Class ♠∞		2.75%	10,368,624	10,368,624
Total Short-term investments (Cost $10,368,624)				10,368,624
Total investments in securities (Cost $301,791,280)	100.07%			411,029,963
Other assets and liabilities, net	(0.07)			(294,373)
Total net assets	100.00%			$410,735,590

♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
The accompanying notes are an integral part of these financial statements.

Allspring Utility and Telecommunications Fund  |  11

Portfolio of investments—September 30, 2022 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$2,507,848	$20,977,679	$(13,116,903)	$0	$0	$10,368,624	10,368,624	$43,363
The accompanying notes are an integral part of these financial statements.

12  |  Allspring Utility and Telecommunications Fund

Statement of assets and liabilities—September 30, 2022 (unaudited)

Assets
Investments in unaffiliated securities, at value (cost $291,422,656)	$ 400,661,339
Investments in affiliated securities, at value (cost $10,368,624)	10,368,624
Receivable for dividends	379,992
Receivable for Fund shares sold	96,267
Prepaid expenses and other assets	50,134
Total assets	411,556,356
Liabilities
Payable for Fund shares redeemed	351,942
Management fee payable	221,765
Shareholder servicing fees payable	81,898
Administration fees payable	77,757
Trustees’ fees and expenses payable	3,970
Distribution fee payable	3,634
Accrued expenses and other liabilities	79,800
Total liabilities	820,766
Total net assets	$410,735,590
Net assets consist of
Paid-in capital	$ 265,160,575
Total distributable earnings	145,575,015
Total net assets	$410,735,590
Computation of net asset value and offering price per share
Net assets – Class A	$ 322,687,226
Shares outstanding – Class A1	17,428,477
Net asset value per share – Class A	$18.51
Maximum offering price per share – Class A2	$19.64
Net assets – Class C	$ 4,977,525
Shares outstanding – Class C1	267,392
Net asset value per share – Class C	$18.62
Net assets – Administrator Class	$ 7,673,394
Shares outstanding – Administrator Class[1]	413,715
Net asset value per share – Administrator Class	$18.55
Net assets – Institutional Class	$ 75,397,445
Shares outstanding – Institutional Class[1]	4,074,790
Net asset value per share – Institutional Class	$18.50
[1]	The Fund has an unlimited number of authorized shares.
[2]	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.
The accompanying notes are an integral part of these financial statements.

Allspring Utility and Telecommunications Fund  |  13

Statement of operations—six months ended September 30, 2022 (unaudited)

Investment income
Dividends	$ 6,242,890
Income from affiliated securities	43,363
Total investment income	6,286,253
Expenses
Management fee	1,508,263
Administration fees
Class A	388,522
Class C	5,448
Administrator Class	5,160
Institutional Class	52,606
Shareholder servicing fees
Class A	462,526
Class C	6,477
Administrator Class	9,922
Distribution fee
Class C	19,195
Custody and accounting fees	10,009
Professional fees	18,243
Registration fees	33,948
Shareholder report expenses	8,042
Trustees’ fees and expenses	11,191
Other fees and expenses	5,705
Total expenses	2,545,257
Less: Fee waivers and/or expense reimbursements
Fund-level	(174,194)
Class A	(75,679)
Class C	(9)
Administrator Class	(2,426)
Institutional Class	(4,265)
Net expenses	2,288,684
Net investment income	3,997,569
Realized and unrealized gains (losses) on investments
Net realized gains on investments	1,491,942
Net change in unrealized gains (losses) on investments	(67,115,868)
Net realized and unrealized gains (losses) on investments	(65,623,926)
Net decrease in net assets resulting from operations	$(61,626,357)
The accompanying notes are an integral part of these financial statements.

14  |  Allspring Utility and Telecommunications Fund

Statement of changes in net assets

	Six months ended September 30, 2022 (unaudited)		Year ended March 31, 2022
Operations
Net investment income		$ 3,997,569		$ 7,075,173
Net realized gains on investments		1,491,942		34,747,201
Net change in unrealized gains (losses) on investments		(67,115,868)		16,262,033
Net increase (decrease) in net assets resulting from operations		(61,626,357)		58,084,407
Distributions to shareholders from
Net investment income and net realized gains
Class A		(3,074,828)		(44,877,027)
Class C		(27,743)		(572,530)
Administrator Class		(75,324)		(791,404)
Institutional Class		(819,739)		(9,166,657)
Total distributions to shareholders		(3,997,634)		(55,407,618)
Capital share transactions	Shares		Shares
Proceeds from shares sold
Class A	368,217	7,738,402	1,015,898	22,075,851
Class C	87,548	1,810,253	37,936	829,370
Administrator Class	93,103	1,960,026	247,879	5,407,252
Institutional Class	766,571	16,116,842	1,249,622	26,754,319
		27,625,523		55,066,792
Reinvestment of distributions
Class A	146,892	2,903,376	2,096,156	42,565,818
Class C	1,387	27,575	27,825	565,194
Administrator Class	3,798	75,177	38,712	787,414
Institutional Class	41,378	817,149	448,365	9,114,183
		3,823,277		53,032,609
Payment for shares redeemed
Class A	(742,072)	(15,377,581)	(2,391,654)	(51,265,683)
Class C	(32,098)	(675,166)	(150,982)	(3,277,302)
Administrator Class	(29,310)	(608,676)	(82,475)	(1,755,120)
Institutional Class	(422,835)	(8,782,805)	(1,067,904)	(22,740,013)
		(25,444,228)		(79,038,118)
Net increase in net assets resulting from capital share transactions		6,004,572		29,061,283
Total increase (decrease) in net assets		(59,619,419)		31,738,072
Net assets
Beginning of period		470,355,009		438,616,937
End of period		$410,735,590		$470,355,009
The accompanying notes are an integral part of these financial statements.

Allspring Utility and Telecommunications Fund  |  15

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class A	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.48	$21.47	$20.19	$24.03	$20.46	$20.01
Net investment income	0.18	0.33	0.34	0.34	0.32	0.34
Net realized and unrealized gains (losses) on investments	(2.97)	2.40	3.82	0.02	3.65	0.47
Total from investment operations	(2.79)	2.73	4.16	0.36	3.97	0.81
Distributions to shareholders from
Net investment income	(0.18)	(0.32)	(0.35)	(0.34)	(0.34)	(0.36)
Net realized gains	0.00	(2.40)	(2.53)	(3.86)	(0.06)	0.00
Total distributions to shareholders	(0.18)	(2.72)	(2.88)	(4.20)	(0.40)	(0.36)
Net asset value, end of period	$18.51	$21.48	$21.47	$20.19	$24.03	$20.46
Total return[1]	(13.06)%	13.62%	21.23%	0.04%	19.59%	4.00%
Ratios to average net assets (annualized)
Gross expenses	1.15%	1.16%	1.17%	1.17%	1.19%	1.17%
Net expenses	1.03%	1.04%	1.04%	1.09%	1.14%	1.14%
Net investment income	1.67%	1.52%	1.58%	1.42%	1.47%	1.60%
Supplemental data
Portfolio turnover rate	2%	11%	20%	49%	10%	7%
Net assets, end of period (000s omitted)	$322,687	$379,164	$363,540	$319,200	$337,848	$287,047

[1]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

16  |  Allspring Utility and Telecommunications Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Class C	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.60	$21.57	$20.25	$24.06	$20.47	$20.01
Net investment income	0.10 [1]	0.17 [1]	0.17 [1]	0.16 [1]	0.16 [1]	0.13
Net realized and unrealized gains (losses) on investments	(2.97)	2.40	3.85	0.01	3.63	0.52
Total from investment operations	(2.87)	2.57	4.02	0.17	3.79	0.65
Distributions to shareholders from
Net investment income	(0.11)	(0.14)	(0.17)	(0.12)	(0.14)	(0.19)
Net realized gains	0.00	(2.40)	(2.53)	(3.86)	(0.06)	0.00
Total distributions to shareholders	(0.11)	(2.54)	(2.70)	(3.98)	(0.20)	(0.19)
Net asset value, end of period	$18.62	$21.60	$21.57	$20.25	$24.06	$20.47
Total return[2]	(13.34)%	12.75%	20.34%	(0.73)%	18.65%	3.24%
Ratios to average net assets (annualized)
Gross expenses	1.89%	1.90%	1.91%	1.92%	1.94%	1.92%
Net expenses	1.80%	1.80%	1.80%	1.86%	1.89%	1.89%
Net investment income	0.91%	0.77%	0.80%	0.63%	0.74%	0.85%
Supplemental data
Portfolio turnover rate	2%	11%	20%	49%	10%	7%
Net assets, end of period (000s omitted)	$4,978	$4,548	$6,379	$10,274	$19,618	$41,729

[1]	Calculated based upon average shares outstanding
[2]	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Utility and Telecommunications Fund  |  17

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Administrator Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.52	$21.51	$20.22	$24.05	$20.48	$20.03
Net investment income	0.19	0.37	0.37	0.36	0.36	0.37
Net realized and unrealized gains (losses) on investments	(2.97)	2.39	3.83	0.04	3.65	0.48
Total from investment operations	(2.78)	2.76	4.20	0.40	4.01	0.85
Distributions to shareholders from
Net investment income	(0.19)	(0.35)	(0.38)	(0.37)	(0.38)	(0.40)
Net realized gains	0.00	(2.40)	(2.53)	(3.86)	(0.06)	0.00
Total distributions to shareholders	(0.19)	(2.75)	(2.91)	(4.23)	(0.44)	(0.40)
Net asset value, end of period	$18.55	$21.52	$21.51	$20.22	$24.05	$20.48
Total return[1]	(12.97)%	13.76%	21.39%	0.20%	19.80%	4.21%
Ratios to average net assets (annualized)
Gross expenses	1.07%	1.08%	1.09%	1.09%	1.11%	1.09%
Net expenses	0.92%	0.92%	0.92%	0.94%	0.95%	0.95%
Net investment income	1.79%	1.63%	1.70%	1.49%	1.66%	1.80%
Supplemental data
Portfolio turnover rate	2%	11%	20%	49%	10%	7%
Net assets, end of period (000s omitted)	$7,673	$7,447	$3,054	$2,449	$5,296	$4,702

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

18  |  Allspring Utility and Telecommunications Fund

Financial highlights
(For a share outstanding throughout each period)
		Year ended March 31
Institutional Class	Six months ended September 30, 2022 (unaudited)	2022	2021	2020	2019	2018
Net asset value, beginning of period	$21.46	$21.46	$20.18	$24.01	$20.45	$20.00
Net investment income	0.21	0.40	0.43	0.44	0.41	0.41
Net realized and unrealized gains (losses) on investments	(2.96)	2.39	3.80	0.01	3.62	0.47
Total from investment operations	(2.75)	2.79	4.23	0.45	4.03	0.88
Distributions to shareholders from
Net investment income	(0.21)	(0.39)	(0.42)	(0.42)	(0.41)	(0.43)
Net realized gains	0.00	(2.40)	(2.53)	(3.86)	(0.06)	0.00
Total distributions to shareholders	(0.21)	(2.79)	(2.95)	(4.28)	(0.47)	(0.43)
Net asset value, end of period	$18.50	$21.46	$21.46	$20.18	$24.01	$20.45
Total return[1]	(12.88)%	13.94%	21.62%	0.42%	20.03%	4.38%
Ratios to average net assets (annualized)
Gross expenses	0.82%	0.83%	0.84%	0.84%	0.86%	0.84%
Net expenses	0.72%	0.72%	0.72%	0.75%	0.78%	0.78%
Net investment income	2.00%	1.84%	1.92%	1.76%	1.83%	1.95%
Supplemental data
Portfolio turnover rate	2%	11%	20%	49%	10%	7%
Net assets, end of period (000s omitted)	$75,397	$79,196	$65,644	$45,888	$42,427	$31,548

[1]	Returns for periods of less than one year are not annualized.
The accompanying notes are an integral part of these financial statements.

Allspring Utility and Telecommunications Fund  |  19

Notes to financial statements (unaudited)
1. ORGANIZATION
Allspring Funds Trust (the "Trust"), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). As an investment company, the Trust follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies. These financial statements report on the Allspring Utility and Telecommunications Fund (the "Fund") which is a non-diversified series of the Trust.
2. SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC ("Allspring Funds Management"), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Security transactions and income recognition
Securities transactions are recorded on a trade date basis. Realized gains or losses are recorded on the basis of identified cost.
Dividend income is recognized on the ex-dividend date.
Distributions to shareholders
Distributions to shareholders are recorded on the ex-dividend date and paid from net investment income quarterly and any net realized gains are paid at least annually. Such distributions are determined in accordance with income tax regulations and may differ from U.S. generally accepted accounting principles. Dividend sources are estimated at the time of declaration. The tax character of distributions is determined as of the Fund's fiscal year end. Therefore, a portion of the Fund's distributions made prior to the Fund’s fiscal year end may be categorized as a tax return of capital at year end.
Federal and other taxes
The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.
The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities. Management has analyzed the Fund's tax positions taken on federal, state, and foreign tax returns, as applicable, for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.

20  |  Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
As of September 30, 2022, the aggregate cost of all investments for federal income tax purposes was $301,791,280 and the unrealized gains (losses) consisted of:
Gross unrealized gains	$121,166,197
Gross unrealized losses	(11,927,514)
Net unrealized gains	$109,238,683
Class allocations
The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing, and administration fees. Class specific expenses are charged directly to that share class. Investment income, common fund-level expenses, and realized and unrealized gains (losses) on investments are allocated daily to each class of shares based on the relative proportion of net assets of each class.
3. FAIR VALUATION MEASUREMENTS
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of September 30, 2022:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$ 20,916,536	$0	$0	$ 20,916,536
Consumer discretionary	8,346,872	0	0	8,346,872
Financials	4,156,174	0	0	4,156,174
Health care	14,498,105	0	0	14,498,105
Information technology	23,607,002	0	0	23,607,002
Real estate	14,067,573	0	0	14,067,573
Utilities	315,069,077	0	0	315,069,077
Short-term investments
Investment companies	10,368,624	0	0	10,368,624
Total assets	$411,029,963	$0	$0	$411,029,963
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the six months ended September 30, 2022, the Fund did not have any transfers into/out of Level 3.

Allspring Utility and Telecommunications Fund  |  21

Notes to financial statements (unaudited)
4. TRANSACTIONS WITH AFFILIATES
Management fee
Allspring Funds Management, a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P., is the manager of the Fund and provides advisory and fund-level administrative services under an investment management agreement. Under the investment management agreement, Allspring Funds Management is responsible for, among other services, implementing the investment objectives and strategies of the Fund, supervising the subadviser and providing fund-level administrative services in connection with the Fund’s operations. As compensation for its services under the investment management agreement, Allspring Funds Management is entitled to receive a management fee at the following annual rate based on the Fund’s average daily net assets:
Average daily net assets	Management fee
First $500 million	0.650%
Next $500 million	0.600
Next $1 billion	0.550
Next $2 billion	0.525
Next $1 billion	0.500
Next $5 billion	0.490
Over $10 billion	0.480
For the six months ended September 30, 2022, the management fee was equivalent to an annual rate of 0.65% of the Fund’s average daily net assets.
Allspring Funds Management has retained the services of a subadviser to provide daily portfolio management to the Fund. The fee for subadvisory services is borne by Allspring Funds Management. Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and a wholly owned subsidiary of Allspring Global Investments Holdings, LLC, is the subadviser to the Fund and is entitled to receive a fee from Allspring Funds Management at an annual rate starting at 0.30% and declining to 0.20% as the average daily net assets of the Fund increase.
Administration fees
Under a class-level administration agreement, Allspring Funds Management provides class-level administrative services to the Fund, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers. As compensation for its services under the class-level administration agreement, Allspring Funds Management receives an annual fee which is calculated based on the average daily net assets of each class as follows:
Class-level administration fee
Class A	0.21%
Class C	0.21
Administrator Class	0.13
Institutional Class	0.13
Waivers and/or expense reimbursements
Allspring Funds Management has contractually committed to waive and/or reimburse management and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. When each class of the Fund has exceeded its expense cap, Allspring Funds Management will waive fees and/or reimburse expenses from fund-level expenses on a proportionate basis and then from class specific expenses. When only certain classes exceed their expense caps, waivers and/or reimbursements are applied against class specific expenses before fund-level expenses. Allspring Funds Management has contractually committed through July 31, 2023 to waive fees and/or reimburse expenses to the extent necessary to cap expenses. Prior to or after the commitment expiration date, the caps may be increased or the commitment to maintain the

22  |  Allspring Utility and Telecommunications Fund

Notes to financial statements (unaudited)
caps may be terminated only with the approval of the Board of Trustees. As of September 30, 2022, the contractual expense caps are as follows:
Expense ratio caps
Class A	1.05%
Class C	1.80
Administrator Class	0.92
Institutional Class	0.72
Distribution fee
The Trust has adopted a distribution plan for Class C shares pursuant to Rule 12b-1 under the 1940 Act. A distribution fee is charged to Class C shares and paid to Allspring Funds Distributor, LLC ("Allspring Funds Distributor"), the principal underwriter, an affiliate of Allspring Funds Management, at an annual rate of 0.75% of the average daily net assets of Class C shares.
In addition, Allspring Funds Distributor is entitled to receive the front-end sales charge from the purchase of Class A shares and a contingent deferred sales charge on the redemption of certain Class A shares. Allspring Funds Distributor is also entitled to receive the contingent deferred sales charges from redemptions of Class C shares. For the six months ended September 30, 2022, Allspring Funds Distributor received $5,130 from the sale of Class A shares. No contingent deferred sales charges were incurred by Class A and Class C shares for the six months ended September 30, 2022.
Shareholder servicing fees
The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class C and Administrator Class are charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. A portion of these total shareholder servicing fees were paid to affiliates.
Interfund transactions
The Fund may purchase or sell portfolio investment securities to certain affiliates pursuant to Rule 17a-7 under the 1940 Act and under procedures adopted by the Board of Trustees. The procedures have been designed to ensure that these interfund transactions, which do not incur broker commissions, are effected at current market prices.
5. INVESTMENT PORTFOLIO TRANSACTIONS
Purchases and sales of investments, excluding U.S. government obligations (if any) and short-term securities, for the six months ended September 30, 2022 were $8,962,540 and $7,136,215, respectively.
6. BANK BORROWINGS
The Trust (excluding the money market funds), Allspring Master Trust and Allspring Variable Trust are parties to a $350,000,000 revolving credit agreement whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate or the overnight bank funding rate in effect on that day plus a spread. In addition, an annual commitment fee equal based on the unused balance is allocated to each participating fund.
For the six months ended September 30, 2022, there were no borrowings by the Fund under the agreement.
7. CONCENTRATION RISKS
The Fund concentrated its portfolio of investments in the utility sector. A fund that invests a substantial portion of its assets in any sector may be more affected by changes in that sector than would be a fund whose investments are not heavily weighted in any sector.
8. INDEMNIFICATION
Under the Fund's organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Fund. The Fund has entered into a separate agreement with each Trustee that converts indemnification rights currently existing under the Fund’s organizational documents into contractual rights that cannot be changed in the future without the consent of the Trustee. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification

Allspring Utility and Telecommunications Fund  |  23

Notes to financial statements (unaudited)
clauses. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.
9. CORONAVIRUS (COVID-19) PANDEMIC
On March 11, 2020, the World Health Organization announced that it had made the assessment that coronavirus disease 2019 (“COVID-19”) is a pandemic. The impacts of COVID-19 are affecting the entire global economy, individual companies and investment products, the funds, and the market in general. There is significant uncertainty around the extent and duration of business disruptions related to COVID-19 and the impacts may last for an extended period of time. COVID-19 has led to significant uncertainty and volatility in the financial markets.

24  |  Allspring Utility and Telecommunications Fund

Other information (unaudited)
PROXY VOTING INFORMATION
A description of the policies and procedures used to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our website at allspringglobal.com, or visiting the SEC website at sec.gov. Information regarding how the proxies related to portfolio securities were voted during the most recent 12-month period ended June 30 is available on the website at allspringglobal.com or by visiting the SEC website at sec.gov.
QUARTERLY PORTFOLIO HOLDINGS INFORMATION
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the SEC website at sec.gov.

Allspring Utility and Telecommunications Fund  |  25

Other information (unaudited)
BOARD OF TRUSTEES AND OFFICERS
Each of the Trustees and Officers listed in the table below acts in identical capacities for each fund in the Allspring family of funds, which consists of 124 mutual funds comprising the Allspring Funds Trust, Allspring Variable Trust, Allspring Master Trust and four closed-end funds (collectively the “Fund Complex”). This table should be read in conjunction with the Prospectus and the Statement of Additional Information1. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.
Independent Trustees
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
William R. Ebsworth (Born 1957)	Trustee, since 2015	Retired. From 1984 to 2013, equities analyst, portfolio manager, research director and chief investment officer at Fidelity Management and Research Company in Boston, Tokyo, and Hong Kong, and retired in 2013 as Chief Investment Officer of Fidelity Strategic Advisers, Inc. where he led a team of investment professionals managing client assets. Prior thereto, Board member of Hong Kong Securities Clearing Co., Hong Kong Options Clearing Corp., the Thailand International Fund, Ltd., Fidelity Investments Life Insurance Company, and Empire Fidelity Investments Life Insurance Company. Audit Committee Chair and Investment Committee Chair of the Vincent Memorial Hospital Endowment (non-profit organization). Mr. Ebsworth is a CFA® charterholder.	N/A
Jane A. Freeman (Born 1953)	Trustee, since 2015; Chair Liaison, since 2018	Retired. From 2012 to 2014 and 1999 to 2008, Chief Financial Officer of Scientific Learning Corporation. From 2008 to 2012, Ms. Freeman provided consulting services related to strategic business projects. Prior to 1999, Portfolio Manager at Rockefeller & Co. and Scudder, Stevens & Clark. Board member of the Harding Loevner Funds from 1996 to 2014, serving as both Lead Independent Director and chair of the Audit Committee. Board member of the Russell Exchange Traded Funds Trust from 2011 to 2012 and the chair of the Audit Committee. Ms. Freeman is also an inactive Chartered Financial Analyst.	N/A
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009; Audit Committee Chair, since 2019	Retired. Chairman of the Board of CIGNA Corporation from 2009 to 2021, and Director from 2005 to 2008. From 2003 to 2011, Director of Deluxe Corporation. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Advisory Board Member, Palm Harbor Academy (private school). Advisory Board Member, Fellowship of Christian Athletes. Mr. Harris is a certified public accountant (inactive status).	N/A
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business (Emeritus), Stanford University, Director of the Corporate Governance Research Initiative and Senior Faculty of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	N/A

26  |  Allspring Utility and Telecommunications Fund

Other information (unaudited)
Name and year of birth	Position held and length of service*	Principal occupations during past five years or longer	Current other public company or investment company directorships
Olivia S. Mitchell (Born 1953)	Trustee, since 2006; Nominating and Governance Committee Chair, since 2018	International Foundation of Employee Benefit Plans Professor since 1993, Wharton School of the University of Pennsylvania. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously taught at Cornell University from 1978 to 1993.	N/A
Timothy J. Penny (Born 1951)	Trustee, since 1996; Chair, since 2018	President and Chief Executive Officer of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007. Vice Chair of the Economic Club of Minnesota, since 2007. Co-Chair of the Committee for a Responsible Federal Budget, since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007. Senior Fellow of the University of Minnesota Humphrey Institute from 1995 to 2017.	N/A
James G. Polisson (Born 1959)	Trustee, since 2018	Retired. Chief Marketing Officer, Source (ETF) UK Services, Ltd, from 2015 to 2017. From 2012 to 2015, Principal of The Polisson Group, LLC, a management consulting, corporate advisory and principal investing company. Chief Executive Officer and Managing Director at Russell Investments, Global Exchange Traded Funds from 2010 to 2012. Managing Director of Barclays Global Investors from 1998 to 2010 and Global Chief Marketing Officer for iShares and Barclays Global Investors from 2000 to 2010. Trustee of the San Francisco Mechanics’ Institute, a non-profit organization, from 2013 to 2015. Board member of the Russell Exchange Traded Fund Trust from 2011 to 2012. Director of Barclays Global Investors Holdings Deutschland GmbH from 2006 to 2009. Mr. Polisson is an attorney and has a retired status with the Massachusetts and District of Columbia Bar Associations.	N/A
Pamela Wheelock (Born 1959)	Trustee, since January 2020; previously Trustee from January 2018 to July 2019	Retired. Executive and Senior Financial leadership positions in the public, private and nonprofit sectors. Interim President and CEO, McKnight Foundation, 2020. Interim Commissioner, Minnesota Department of Human Services, 2019. Chief Operating Officer, Twin Cities Habitat for Humanity, 2017-2019. Vice President for University Services, University of Minnesota, 2012-2016. Interim President and CEO, Blue Cross and Blue Shield of Minnesota, 2011-2012. Executive Vice-President and Chief Financial Officer, Minnesota Wild, 2002-2008. Commissioner, Minnesota Department of Finance, 1999-2002. Chair of the Board of Directors of Destination Medical Center Corporation. Board member of the Minnesota Wild Foundation.	N/A
*  Length of service dates reflect the Trustee’s commencement of service with the Trust’s predecessor entities, where applicable.

Allspring Utility and Telecommunications Fund  |  27

Other information (unaudited)
Officers2
Name and year of birth	Position held and length of service	Principal occupations during past five years or longer
Andrew Owen (Born 1960)	President, since 2017	President and Chief Executive Officer of Allspring Funds Management, LLC since 2017 and Head of Global Fund Governance of Allspring Global Investments since 2022. Prior thereto, co-president of Galliard Capital Management, LLC, an affiliate of Allspring Funds Management, LLC, from 2019 to 2022 and Head of Affiliated Managers, Allspring Global Investments, from 2014 to 2019 and Executive Vice President responsible for marketing, investments and product development for Allspring Funds Management, LLC, from 2009 to 2014.
Jeremy DePalma (Born 1974)	Treasurer, since 2012 (for certain funds in the Fund Complex); since 2021 (for the remaining funds in the Fund Complex)	Senior Vice President of Allspring Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010 and head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Christopher Baker (Born 1976)	Chief Compliance Officer, since 2022	Global Chief Compliance Officer for Allspring Global Investments since 2022. Prior thereto, Chief Compliance Officer for State Street Global Advisors from 2018 to 2021. Senior Compliance Officer for the State Street divisions of Alternative Investment Solutions, Sector Solutions, and Global Marketing from 2015 to 2018. From 2010 to 2015 Vice President, Global Head of Investment and Marketing Compliance for State Street Global Advisors.
Matthew Prasse (Born 1983)	Chief Legal Officer, since 2022; Secretary, since 2021	Senior Counsel of the Allspring Legal Department since 2021. Senior Counsel of the Wells Fargo Legal Department from 2018 to 2021. Previously, Counsel for Barings LLC from 2015 to 2018. Prior to joining Barings, Associate at Morgan, Lewis & Bockius LLP from 2008 to 2015.
1  The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the website at allspringglobal.com.
2  For those Officers with tenures at Allspring Global Investments and/or Allspring Funds Management, LLC that began prior to 2021, such tenures include years of service during which these businesses/entities were known as Wells Fargo Asset Management and Wells Fargo Funds Management, LLC, respectively.

28  |  Allspring Utility and Telecommunications Fund

Other information (unaudited)
LIQUIDITY RISK MANAGEMENT PROGRAM
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Allspring Funds Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) on behalf of each of its series (other than the series that operate as money market funds), including the Fund, which is reasonably designed to assess and manage the Fund's liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Trust’s Board of Trustees (the “Board”) previously approved the designation of Allspring Funds Management, LLC (“Allspring Funds Management”), the Fund's investment manager, to administer the Program, and Allspring Funds Management has established a Liquidity Risk Management Council (the "Council") composed of personnel from multiple departments within Allspring Funds Management and its affiliates to assist Allspring Funds Management in the administration of the Program.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund's liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund's investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent the Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund's assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if the Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund's “highly liquid investments” below its HLIM; and (6) periodic reporting to the Board.
At a meeting of the Board held on May 24-25, 2022, the Board received and reviewed a written report (the “Report”) from Allspring Funds Management that, among other things, addressed the operation of the Program and assessed its adequacy and effectiveness for the period from January 1, 2021 through December 31, 2021 (the “Reporting Period”). Other than extended foreign market holidays, no significant liquidity events impacting the Funds were noted in the Report. In addition, other than corporate-related changes to the Program, there were no material changes to the Program during the Reporting Period.
Allspring Funds Management determined in the Report that the Program has been implemented and operates effectively to manage the Fund’s liquidity risk, and Allspring Funds Management continues to believe that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which an investment in the Fund may be subject.

Allspring Utility and Telecommunications Fund  |  29

For more information
More information about Allspring Funds is available free upon request. To obtain literature, please write, visit the Fund's website, or call:
Allspring Funds
P.O. Box 219967
Kansas City, MO 64121-9967
Website: allspringglobal.com
Individual investors: 1-800-222-8222
Retail investment professionals: 1-888-877-9275
Institutional investment professionals: 1-800-260-5969
This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. Before investing, please consider the investment objectives, risks, charges, and expenses of the investment. For a current prospectus and, if available, a summary prospectus, containing this information, call
1-800-222-8222 or visit the Fund's website at allspringglobal.com. Read the prospectus carefully before you invest or send money.
Allspring Global InvestmentsTM is the trade name for the asset management firms of Allspring Global Investments Holdings, LLC, a holding company indirectly owned by certain private funds of GTCR LLC and Reverence Capital Partners, L.P. These firms include but are not limited to Allspring Global Investments, LLC, and Allspring Funds Management, LLC. Certain products managed by Allspring entities are distributed by Allspring Funds Distributor, LLC (a broker-dealer and Member FINRA/SIPC).
This material is for general informational and educational purposes only and is NOT intended to provide investment advice or a recommendation of any kind - including a recommendation for any specific investment, strategy, or plan.
© 2022 Allspring Global Investments Holdings, LLC. All rights reserved.
PAR-1022-00385 11-22
SA318/SAR318 09-22

ITEM 2. CODE OF ETHICS

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6. INVESTMENTS

A Portfolio of Investments for each series of Allspring Funds Trust is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMEENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees that have been implemented since the registrant’s last provided disclosure in response to the requirements of this Item.

ITEM 11. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Allspring Funds Trust disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the most recent fiscal half-year of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. DISCLOSURES OF SECURITIES LENDING ACTIVITES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13. EXHIBITS

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Allspring Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President

Date: November 22, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Allspring Funds Trust

By:	/s/Andrew Owen
Andrew Owen
President
Date: November 22, 2022

By:	/s/Jeremy DePalma
Jeremy DePalma
Treasurer
Date: November 22, 2022